Annual Report September 30, 2002

                      Nuveen
        Municipal Closed-End
             Exchange-Traded
                       Funds

                                New York
                                NNY
                                NNP
                                NQN
                                NVN
                                NUN
                                NNF
                                NAN
                                NXK
                                NKO



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                 Dependable,
             tax-free income
                     because
     it's not what you earn,
      it's what you keep.(R)

Logo: NUVEEN Investments

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Chairman of the Board

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Dear
  SHAREHOLDER

Once again, I am pleased to report that during the period covered by this report your Nuveen New York Fund continued to meet its objective of providing attractive tax-free monthly income. In addition, most of these Funds also provided strong total returns for the year ended September 30, 2002. Detailed information on your Fund's performance can be found in the Portfolio Manager's Comments and on the Performance Overview pages within this report. Please take the time to read them.

In addition to providing regular tax-free income, we believe that a municipal bond investment like your Nuveen Fund also may offer opportunities to reduce the risk of your overall investment portfolio. This is because the prices of municipal bonds may move differently than the prices of the common stocks, mutual funds or other investments you may own. Since one part of your portfolio may be going up when another is going down, portfolio diversification may reduce your overall risk. Your financial advisor can explain the advantages of portfolio diversification in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

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For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our commitment to careful research, constant surveillance and judicious trading by our seasoned portfolio management team has never been stronger, and our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose us as a partner as you work toward that goal.

Sincerely,



/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 15, 2002

Nuveen New York Municipal Closed-End Exchange-Traded Funds
(NNY, NNP, NQN, NVN, NUN, NNF, NAN, NXK, NKO)

Portfolio Manager's
               COMMENTS

Portfolio manager Paul Brennan discusses economic conditions, key investment strategies, and the recent performance of the Nuveen New York Funds. With eleven years of investment management experience, Paul assumed portfolio management responsibility for the New York Funds in 1999, adding NXK and NKO upon their inceptions in March 2001 and March 2002, respectively.


WHAT WERE THE MAJOR FACTORS AFFECTING THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?

In several fundamental respects, not much has changed since our last shareholder report. We believe two of the most influential factors affecting the U.S. economy and the municipal markets during this reporting period continued to be the slow pace of the U.S. economic recovery and the Federal Reserve's maintenance of short-term interest rates at 40-year lows. As noted in our last report as well, the uncertain geopolitical climate that has followed the tragic events of September 11, 2001, also has impacted the economy and the markets.

In the municipal market, the generally slow economic recovery of the past year combined with the lack of inflationary pressures helped many bonds perform well. Relatively low interest rate levels helped spur new municipal bond issuance during the first nine months of 2002, resulting in an increase of 28% in new municipal issuance at the national level when compared with January-September 2001. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income, and an alternative to a volatile stock market. Institutional investors, especially traditional purchasers such as property/ casualty insurance companies, also have been active buyers in the municipal market.

WHAT ABOUT THE ECONOMIC AND MUNICIPAL BOND ENVIRONMENT IN NEW YORK?

As we reported in our last shareholder report, the slowdown in the national economy, as well as the aftermath of September 11, has continued to have a significant impact on New York's economy. Like many other states, New York is grappling with budgetary imbalances brought on by the weaker economy and the resulting decline in tax revenues. Approval of New York's fiscal 2003 budget, which was delayed as the state worked to eliminate a projected shortfall, ultimately was achieved through expense cuts and use of substantial rainy day reserves. As of September 2002, the state unemployment rate was 5.6%, matching the national average, while the jobless rate in New York City was 7.1%. In upstate New York, economic conditions also continued to languish due to a lack of growth drivers. On a more positive note, New York State's per capita income continued to rank among the highest in the U.S., at 118% of the national average.

During the first nine months of 2002, new issuance in New York State totaled $37 billion, up 172% over the same period in 2001. Much of this increase was attributable to major issues by the Metropolitan Transit Authority (MTA), which alone issued $14 billion of bonds as it restructured its entire debt profile.

Over the twelve months ended September 30, 2002, credit ratings for state-issued general obligation debt remained intact at A2/AA/AA with Moody's, Standard & Poor's and Fitch, respectively, with positive or stable outlooks from these three major credit rating agencies. Ratings for New York City also remained stable at A2/A/A+, although Moody's maintained its negative outlook for the city due to concerns about budget issues and the lack of recovery in the financial industry, which plays a large role in the city's economy. Although New York faces the challenge of finding additional revenue sources, we believe the diversity and strength of the state's economic base and the relatively high wealth levels of its residents should help the state maintain its current ratings.


HOW DID THE NUVEEN NEW YORK FUNDS PERFORM OVER THE TWELVE MONTHS ENDED SEPTEMBER 30, 2002?

During the twelve months ended September 30, 2002, the Fed's policy of maintaining short-term interest rates at relatively low levels, combined with limited inflationary pressures, created a positive total return environment for municipal bonds and bond funds. Individual results for the Nuveen New York Funds, as well as for relevant indexes, are presented in the accompanying table.

                              TOTAL RETURN          LEHMAN     LIPPER
              MARKET YIELD          ON NAV   TOTAL RETURN1   AVERAGE2
---------------------------------------------------------------------
                                    1 YEAR          1 YEAR     1 YEAR
                     TAXABLE-        ENDED           ENDED      ENDED
       9/30/02    EQUIVALENT3      9/30/02         9/30/02    9/30/02
---------------------------------------------------------------------
NNY      4.97%          7.65%        8.26%           9.10%     11.22%
---------------------------------------------------------------------
NNP      5.78%          8.89%       13.65%           9.10%     11.22%
---------------------------------------------------------------------
NQN      5.79%          8.91%       14.52%          10.32%     11.57%
---------------------------------------------------------------------
NVN      5.92%          9.11%       14.27%          10.32%     11.57%
---------------------------------------------------------------------
NUN      5.90%          9.08%       14.14%          10.32%     11.57%
---------------------------------------------------------------------
NF       5.68%          8.74%       12.21%          10.32%     11.57%
---------------------------------------------------------------------
NAN      5.82%          8.95%       12.95%           9.10%     11.22%
---------------------------------------------------------------------
NXK      5.85%          9.00%       13.67%           9.10%     11.22%
---------------------------------------------------------------------
NKO      5.81%          8.94%          NA                -          -
---------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

In a market characterized by generally falling interest rates and rising bond values, funds with longer durations4 typically would be expected to perform better than funds and indexes with shorter durations. As of September 30, 2002, the durations of the four older leveraged insured Funds were 8.07 for NQN, 8.89 for NVN, 9.10 for NUN, and 7.22 for NNF. This compared with 8.14 for the unleveraged Lehman Brothers New York Insured Tax-Exempt Bond Index. In addition to their durations, and especially in the case of NNF, the Funds' portfolios of 100% insured and/or escrowed bonds helped them to perform well relative to the market as a whole as credit spreads began to widen.

Looking at the uninsured leveraged funds, the durations ranged from 8.71 in NAN and 8.94 in NNP to 10.31 in NXK, as of September 30, 2002. NNY, which is unleveraged, had a duration of 5.76 as of that date. These compare with a duration of 7.54 for the Lehman New York Tax-Exempt Bond Index. For all of these Funds, their duration relative to the index was the principal driver in their over or under performance relative to the Lehman Index.

NKO, which was introduced in March 2002, had a duration of 11.74 as of September 30, 2002. This relatively high duration is typical of newer Funds, and we expect NKO's duration will continue to decline toward a level closer to the other insured funds in the months ahead.

In addition to duration and credit quality, factors such as call exposure and the performance of individual holdings influenced the relative performance of all these Funds. For example, the uninsured Funds - NNY, NNP, NAN and NXK, all held small amounts of airline-backed bonds issued specifically for facilities at New York airports. These bonds lost some value over the course of the year as a result of the decline in the perceived credit quality of the airlines. However, as seen in the table, these holdings did not have a significant impact on the Funds' overall return performance.



1 The total annual returns on common share net asset value for the insured Nuveen New York Funds are compared with the total annual return of the Lehman Brothers New York Insured Tax-Exempt Bond Index, an unleveraged index comprising a broad range of insured New York municipal bonds, while the annual returns of the non-insured Funds are compared with that of the Lehman New York Tax-Exempt Bond Index, an unleveraged index comprising a broad range of investment-grade New York municipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The total returns of the insured Funds are compared with the average annualized return of the 9 funds in the Lipper New York Insured Municipal Debt Funds category, while the total returns of the non-insured Funds are compared with the return of the 14 funds in the Lipper New York Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a combined federal and state income tax rate of 35%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. With the exception of NNY, which is unleveraged, references to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

As the Fed kept short-term interest rates relatively low, the dividend-payment capabilities of the Funds that are leveraged benefited from the use of this leveraging strategy, which potentially can enhance the dividends paid to common shareholders. The extent of this benefit is tied in large part to the short-term rates the leveraged Funds pay their MuniPreferred(R) shareholders. Low short-term rates, such as those currently in effect, can enable the Funds to reduce the amount they pay preferred shareholders, leaving more earnings to support common share dividends.

During the year ended September 30, 2002, low short-term interest rates enabled us to implement four dividend increases in NNP, NQN, NVN, NUN, and NNF; three in NAN; and two in NXK. NKO, which was introduced in March 2002, has paid a stable, attractive monthly dividend since its first distribution in June. For NNY, which is unleveraged, the generally low interest rate environment of the fiscal year ended September 30, 2002, was one important factor that led to two dividend cuts over this period. This occurred as a result of higher-yielding bonds issued in past years being called from the Fund's portfolio and being replaced with issues paying today's lower market yields.

Given the equity market volatility of the past year, we believe that investors have continued to evaluate their asset allocation plans and a number have made a shift toward the balance offered by fixed-income investments. Over the period covered by this report, the share prices of the leveraged Nuveen New York Funds tended generally to rise, while NNY's share price remained relatively stable. At the same time, all of the Funds' NAVs rose. As of September 30, 2002, all of the Nuveen New York Funds traded at discounts to their common share net asset values (see charts on individual Performance Overview pages).


WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN NEW YORK FUNDS DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2002?

Over the past twelve months ending September 30, 2002, our primary focus for all the Funds continued to be on managing call exposure, enhancing the Funds' dividend-paying capabilities, and strengthening the portfolios by purchasing what we believed to be undervalued, quality bonds. As we noted in the last shareholder report, over the past few years we have been accumulating positions in Metropolitan Transportation Authority (MTA) bonds, including debt issued by the Triborough Bridge and Tunnel Authority, an MTA subsidiary. Our intention was to position the Funds to benefit from an eventual debt restructuring as part of MTA's five-year capital improvement program. The majority of these bonds have now in fact been advance refunded, resulting in significant price appreciation and, for the non-insured holdings, enhanced credit quality. The MTA-related bonds were among the best performing bonds in each of the Nuveen New York Funds over the past year. The new debt issued by the MTA as part of the restructuring also provided some attractive purchase opportunities, mostly in higher-grade issues.

Given the current geopolitical and economic climate, maintaining strong credit quality remains a key goal for the Nuveen Funds. As a result, we generally avoided lower quality bonds over the past year, with the exception of certain issues backed by a master settlement agreement with the major tobacco companies. As of September 30, 2002, each of the non-insured Nuveen New York Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 74% to 82%. In general, our weightings in higher quality bonds helped the performance of these non-insured Funds during the past year. NNY and NAN continue to hold small positions (less than 1% of their portfolios) in bonds issued by Erie County for the CanFibre of Lackawanna project. This project currently is in default, and we are continuing our efforts to resolve this situation in a way that we believe will benefit Fund shareholders. Negotiations continue, and we believe we are on the path to an appropriate solution.

In March 2002, we introduced a new insured Fund, the Nuveen Insured New York Dividend Advantage Municipal Fund (NKO). As of September 30, 2002, this Fund was fully invested and, in our opinion, performing well for shareholders. As mentioned earlier, NKO paid its first dividend in June 2002, and we believe the Fund's holdings place it in an excellent position to pay attractive monthly dividends going forward.

Over the past year, the durations of the Nuveen New York Funds, with the exception of NUN, have shortened. We believe that these shorter durations should make our portfolios less sensitive to potential changes in the interest rate environment, while still allowing the Funds to provide yields and returns that are substantially competitive with longer-duration funds. In our opinion, bonds in the 20-year range of the yield curve currently offer excellent opportunities for price appreciation and should also perform well relative to longer-term bonds if and when interest rates rise.


WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THE NUVEEN NEW YORK FUNDS IN PARTICULAR?

In general, our outlook for the fixed-income markets over the next twelve months remains positive. We believe the U.S. economy is headed for an eventual recovery, but one that may be slower to arrive and offer a slower rate of growth than some are currently predicting. We also expect inflation and interest rates to remain relatively low over the near term, while new municipal volume should continue to be strong. Given New York's continued need to address budgetary imbalances, we believe issuance within the state will remain heavy. Demand for tax-exempt municipal bonds also should remain solid, as investors look for ways to maintain portfolio balance and reduce their overall investment risk.

Over the next two years, the Nuveen New York Funds offer excellent levels of call protection, with call exposure ranging from zero in NXK and NKO to 17% in NNF through the end of 2004. During the past twelve months, we worked to reduce the call exposure of all of the New York Funds, especially NVN and NUN, which marked their 10-year anniversaries in 2001. In coming months, the number of actual calls experienced by all the Nuveen New York Funds will depend largely on market interest rates over this time. We believe the call exposure of these Funds is manageable, and we foresee no problems in working through it.

In the months ahead, we plan to remain focused on strategies that manage duration and call exposure, support the Funds' dividend-paying capabilities, and utilize Nuveen's market experience and research expertise. In particular, we will be looking at the 20-year range of the yield curve for high quality bonds at attractive prices. The heavy issuance anticipated in the New York market should enhance our ability to find attractive opportunities. Overall, we believe the Nuveen New York Funds are well positioned for the market environment ahead. In our opinion, they continue to represent an important element of investors' long-range financial programs, providing dependable tax-free income, diversification, and balance in uncertain times.

Nuveen New York Municipal Value Fund, Inc.

Performance
   OVERVIEW As of September 30, 2002


NNY



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed         47%
AA                          27%
A                           14%
BBB                          6%
NR                           5%
Other                        1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                  $9.42
--------------------------------------------------
Common Share Net Asset Value                $10.16
--------------------------------------------------
Market Yield                                 4.97%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.10%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.65%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $153,580
--------------------------------------------------
Average Effective Maturity (Years)           20.91
--------------------------------------------------
Average Duration                              5.76
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 10/87)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         4.55%         8.26%
--------------------------------------------------
5-Year                         3.37%         5.47%
--------------------------------------------------
10-Year                        4.45%         5.70%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         19%
--------------------------------------------------
Long-Term Care                                 14%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------

Bar Chart:
2001-2002 Monthly Tax-Free Dividends Per Share2
10/01    0.0425
11/01    0.0425
12/01    0.0405
1/02     0.0405
2/02     0.0405
3/02     0.0405
4/02     0.0405
5/02     0.0405
6/02     0.039
7/02     0.039
8/02     0.039
9/02     0.039


Line Chart:
Share Price Performance
Weekly Closing Price
Past performance is not predictive of future results.
10/1/01  9.63
         9.59
         9.55
         9.59
         9.45
         9.62
         9.59
         9.62
         9.55
         9.45
         9.26
         9.09
         9.2
         9.3
         9.33
         9.26
         9.33
         9.36
         9.47
         9.41
         9.51
         9.57
         9.49
         9.18
         9.13
         9.08
         9.08
         9.15
         9.12
         9.19
         9.22
         9.1
         9.14
         9.13
         9.04
         9.06
         9.06
         9.08
         9.2
         9.16
         9.21
         9.22
         9.16
         9.36
         9.44
         9.36
         9.23
         9.35
         9.39
         9.28
         9.4
9/30/02  9.4



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2001 of $0.0027 per share.

Nuveen New York Performance Plus Municipal Fund, Inc.

Performance
   OVERVIEW As of September 30, 2002


        NNP


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed         45%
AA                          33%
A                           13%
BBB                          6%
NR                           2%
Other                        1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.60
--------------------------------------------------
Common Share Net Asset Value                $17.11
--------------------------------------------------
Market Yield                                 5.78%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.26%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.89%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $255,890
--------------------------------------------------
Average Effective Maturity (Years)           20.13
--------------------------------------------------
Leverage-Adjusted Duration                    8.94
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/89)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        14.44%        13.65%
--------------------------------------------------
5-Year                         3.93%         7.68%
--------------------------------------------------
10-Year                        7.25%         7.76%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------

Tax Obligation/Limited                         19%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
U.S. Guaranteed                                14%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------

Bar Chart:

2001-2002 Monthly Tax-Free Dividends Per Share2
10/01     0.075
11/01     0.075
12/01     0.076
1/02      0.076
2/02      0.076
3/02     0.0775
4/02     0.0775
5/02     0.0775
6/02      0.079
7/02      0.079
8/02      0.079
9/02       0.08


Line Chart:
Share Price Performance
10/1/01  15.64
         15.35
         15.4
         15.68
         15.54
         15.78
         15.5
         15.43
         15.58
         15.02
         14.91
         14.48
         14.75
         15.05
         15.45
         15.45
         15.45
         15.7
         15.8
         15.86
         15.84
         15.86
         15.6
         15.33
         15.22
         14.98
         15.2
         15.15
         14.96
         14.96
         15.1
         15.24
         15.18
         15.42
         15.65
         15.65
         15.87
         15.8
         15.98
         15.95
         15.91
         15.67
         15.78
         16.18
         16.03
         16.01
         15.86
         16.19
         16.14
         16.15
         16.22
9/30/02  16.48
Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2001 of $0.0014 per share.

Nuveen New York Investment Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of September 30, 2002


NQN

Pie Chart:
CREDIT QUALITY
Insured                         81%
Insured and U.S. Guaranteed     18%
U.S. Guaranteed                  1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.86
--------------------------------------------------
Common Share Net Asset Value                $16.92
--------------------------------------------------
Market Yield                                 5.79%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.27%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.91%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $299,475
--------------------------------------------------
Average Effective Maturity (Years)           19.50
--------------------------------------------------
Leverage-Adjusted Duration                    8.07
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------

1-Year                        14.54%        14.52%
--------------------------------------------------
5-Year                         3.64%         7.93%
--------------------------------------------------
10-Year                        6.00%         7.43%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         25%
--------------------------------------------------
U.S. Guaranteed                                19%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Education and Civic Organizations              11%
--------------------------------------------------
Water and Sewer                                 8%
--------------------------------------------------

Bar Chart:
2001-2002 Monthly Tax-Free Dividends Per Share2
10/01    0.071
11/01    0.071
12/01    0.072
1/02     0.072
2/02     0.072
3/02     0.074
4/02     0.074
5/02     0.074
6/02     0.075
7/02     0.075
8/02     0.075
9/02    0.0765


Line Chart:
Share Price Performance
10/1/01  15.27
         14.83
         14.65
         14.95
         15.13
         15.3
         14.9
         14.9
         14.89
         14.56
         14.32
         14.22
         14.6
         14.72
         14.96
         15
         15.01
         15.25
         15.4
         15.4
         15.34
         15.4
         15.23
         14.85
         14.69
         14.5
         14.63
         14.82
         14.6
         14.7
         14.83
         14.83
         14.8
         14.96
         14.96
         15.07
         15.38
         15.4
         15.68
         15.53
         15.45
         15.21
         15.21
         15.48
         15.6
         15.75
         15.47
         15.7
         15.8
         15.7
         15.63
9/30/02  15.85
Weekly Closing Price
Past performance is not predictive of future results.



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2001 of $0.0475 per share.

Nuveen New York Select Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of September 30, 2002


NVN

Pie Chart:
CREDIT QUALITY
Insured                      86%
Insured and U.S. Guaranteed  14%




PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.62
--------------------------------------------------
Common Share Net Asset Value                $16.48
--------------------------------------------------
Market Yield                                 5.92%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.46%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.11%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $386,011
--------------------------------------------------
Average Effective Maturity (Years)           20.24
--------------------------------------------------
Leverage-Adjusted Duration                    8.89
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.35%        14.27%
--------------------------------------------------
5-Year                         5.01%         7.31%
--------------------------------------------------
10-Year                        6.95%         7.48%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         27%
--------------------------------------------------
U.S. Guaranteed                                14%
--------------------------------------------------
Education and Civic Organizations              14%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------


Bar Chart:

2001-2002 Monthly Tax-Free Dividends Per Share2
10/01    0.0725
11/01    0.0725
12/01    0.0735
1/02     0.0735
2/02     0.0735
3/02     0.0745
4/02     0.0745
5/02     0.0745
6/02     0.076
7/02     0.076
8/02     0.076
9/02     0.077


Line Chart:
Share Price Performance
10/1/01  14.79
         14.6
         14.35
         14.53
         14.75
         14.87
         14.5
         14.64
         14.81
         14.34
         14.26
         14.03
         14.14
         14.44
         14.82
         14.78
         14.69
         14.95
         15.14
         15.1
         15.08
         15.1
         14.77
         14.72
         14.26
         14.13
         14.51
         14.49
         14.52
         14.55
         14.7
         14.68
         14.62
         14.75
         14.78
         15
         14.99
         15.1
         15.28
         15.3
         15.6
         15.18
         15.15
         15.4
         15.69
         15.39
         15.13
         15.18
         15.62
         15.48
         15.56
9/30/02  15.62
Weekly Closing Price
Past performance is not predictive of future results.



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2001 of $0.1992 per share.

Nuveen New York Quality Income Municipal Fund, Inc.

Performance
   OVERVIEW As of September 30, 2002


NUN



Pie Chart:
CREDIT QUALITY
Insured                      85%
Insured and U.S. Guaranteed  14%
U.S. Guaranteed               1%





PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.35
--------------------------------------------------
Common Share Net Asset Value                $16.37
--------------------------------------------------
Market Yield                                 5.90%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.43%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.08%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $394,330
--------------------------------------------------
Average Effective Maturity (Years)           19.54
--------------------------------------------------
Leverage-Adjusted Duration                    9.10
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        13.79%        14.14%
--------------------------------------------------
5-Year                         5.18%         7.16%
--------------------------------------------------
10-Year                        6.94%         7.56%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         30%
--------------------------------------------------
Education and Civic Organizations              19%
--------------------------------------------------
U.S. Guaranteed                                15%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------
Healthcare                                      8%
--------------------------------------------------

Bar Chart:
2001-2002 Monthly Tax-Free Dividends Per Share2
10/01    0.071
11/01    0.071
12/01    0.072
1/02     0.072
2/02     0.072
3/02    0.0735
4/02    0.0735
5/02    0.0735
6/02    0.0745
7/02    0.0745
8/02    0.0745
9/02    0.0755

Line Chart:
Share Price Performance
10/1/01  14.4
         13.96
         14.13
         14.07
         14.27
         14.37
         14.26
         14.2
         14.47
         13.97
         13.9
         13.9
         13.93
         14.3
         14.57
         14.69
         14.7
         14.8
         14.85
         14.75
         14.85
         14.94
         14.71
         14.57
         14.31
         14.35
         14.45
         14.3
         14.23
         14.5
         14.7
         14.7
         14.65
         14.75
         14.67
         14.73
         14.7
         14.8
         14.92
         15
         15.15
         14.92
         14.67
         15.05
         15.35
         15.06
         14.9
         14.95
         15.2
         15.35
         15.14
9/30/02  15.37
Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2001 of $0.0129 per share.

Nuveen Insured New York Premium Income Municipal Fund, Inc.

Performance
   OVERVIEW As of September 30, 2002


NNF



Pie Chart:
CREDIT QUALITY
Insured                       82%
Insured and U.S. Guaranteed   15%
U.S. Guaranteed                3%




PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.94
--------------------------------------------------
Common Share Net Asset Value                $16.17
--------------------------------------------------
Market Yield                                 5.68%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.11%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.74%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $134,574
--------------------------------------------------
Average Effective Maturity (Years)           17.78
--------------------------------------------------
Leverage-Adjusted Duration                    7.22
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.88%        12.21%
--------------------------------------------------
5-Year                         7.31%         7.41%
--------------------------------------------------
Since Inception                6.56%         7.26%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Education and Civic Organizations              22%
--------------------------------------------------
U.S. Guaranteed                                18%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
Utilities                                      12%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2001 of $0.0049 per share.

Nuveen New York Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of September 30, 2002


NAN



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed     50%
AA                      32%
A                       12%
BBB                      2%
NR                       3%
Other                    1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.47
--------------------------------------------------
Common Share Net Asset Value                $15.85
--------------------------------------------------
Market Yield                                 5.82%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.31%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.95%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $145,599
--------------------------------------------------
Average Effective Maturity (Years)           21.09
--------------------------------------------------
Leverage-Adjusted Duration                    8.71
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/99)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        13.57%        12.95%
--------------------------------------------------
Since Inception                6.94%         9.14%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     21%
--------------------------------------------------
Education and Civic Organizations              16%
--------------------------------------------------
Tax Obligation/Limited                         16%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------
Utilities                                       7%
--------------------------------------------------

Bar Chart:
2001-2002 Monthly Tax-Free Dividends Per Share2
10/01      0.07
11/01      0.07
12/01    0.0715
1/02     0.0715
2/02     0.0715
3/02     0.0735
4/02     0.0735
5/02     0.0735
6/02     0.0745
7/02     0.0745
8/02     0.0745
9/02     0.0755

Line Chart:
Share Price Performance
10/1/01  14.74
         14.82
         14.85
         15.08
         14.92
         15.1
         14.96
         15.03
         15.03
         14.81
         14.97
         14.6
         14.66
         14.83
         15.12
         15.08
         15
         15.3
         15.47
         15.22
         15.33
         15.43
         15.45
         15.11
         14.6
         14.45
         14.86
         14.74
         14.82
         14.85
         15.09
         15.01
         14.93
         15.22
         15.15
         15.24
         15.23
         15.6
         15.5
         15.48
         15.71
         15.5
         15.7
         15.78
         16.11
         15.52
         15.41
         15.5
         15.68
         15.75
         15.85
9/30/02  15.79
Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

Nuveen New York Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of September 30, 2002


NXK



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed      50%
AA                       31%
A                         5%
BBB                      10%
NR                        3%
Other                     1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.78
--------------------------------------------------
Common Share Net Asset Value                $15.62
--------------------------------------------------
Market Yield                                 5.85%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.36%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.00%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $100,886
--------------------------------------------------
Average Effective Maturity (Years)           23.41
--------------------------------------------------
Leverage-Adjusted Duration                   10.31
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         8.48%        13.67%
--------------------------------------------------
Since Inception                4.63%        11.77%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Education and Civic Organizations              16%
--------------------------------------------------
Tax Obligation/Limited                         15%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
Transportation                                 12%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------


Bar Chart:
2001-2002 Monthly Tax-Free Dividends Per Share
10/01     0.07
11/01     0.07
12/01     0.07
1/02      0.07
2/02      0.07
3/02     0.071
4/02     0.071
5/02     0.071
6/02     0.071
7/02     0.071
8/02     0.071
9/02     0.072

Line Chart:
Share Price Performance
10/1/01  14.37
         14.4
         14.29
         14.25
         14.48
         14.93
         14.85
         14.6
         14.53
         14.34
         14.11
         13.75
         13.57
         13.96
         14.05
         14.2
         14
         14.24
         14.88
         14.77
         14.49
         14.48
         14.4
         14.05
         13.4
         13.35
         13.59
         13.9
         14.1
         13.79
         14.1
         14.12
         14
         13.89
         14.05
         14.1
         14.18
         14.05
         14.27
         14.19
         14.11
         14.35
         14.33
         14.62
         14.64
         14.46
         14.46
         14.49
         14.83
         14.72
         14.7
9/30/02  14.79
Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

Nuveen Insured New York Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of September 30, 2002


NKO



Pie Chart:
CREDIT QUALITY
Insured                      80%
Insured and U.S. Guaranteed   4%
U.S. Guaranteed               1%
Not Insured                  15%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.39
--------------------------------------------------
Common Share Net Asset Value                $15.82
--------------------------------------------------
Market Yield                                 5.81%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.30%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.94%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $125,893
--------------------------------------------------
Average Effective Maturity (Years)           22.74
--------------------------------------------------
Leverage-Adjusted Duration                   11.74
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 3/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception                5.16%        13.18%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         25%
--------------------------------------------------
Tax Obligation/General                         14%
--------------------------------------------------
Education and Civic Organizations              12%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------


Bar Chart:
2002 Monthly Tax-Free Dividends Per Share
5/02     0.0745
6/02     0.0745
7/02     0.0745
8/02     0.0745
9/02     0.0745



Line Chart:
Share Price Performance
3/29/02  15.1
         15.01
         15.02
         15.09
         15
         15
         15.12
         15.03
         15.14
         14.8
         14.95
         15.05
         14.99
         15
         15
         15.1
         15.1
         14.64
         15.1
         15.21
         15.2
         15
         15.22
         15.33
         15.45
         15.1
9/30/02  15.34
Weekly Closing Price
Past performance is not predictive of future results.



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

Report of
      INDEPENDENT AUDITORS




THE BOARD OF DIRECTORS, TRUSTEES AND SHAREHOLDERS
NUVEEN NEW YORK MUNICIPAL VALUE FUND, INC.
NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC.
NUVEEN NEW YORK INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN NEW YORK SELECT QUALITY MUNICIPAL FUND, INC.
NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN INSURED NEW YORK PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN INSURED NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen New York Municipal Value Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen New York Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2 and Nuveen Insured New York Dividend Advantage Municipal Fund as of September 30, 2002, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of September 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen New York Municipal Value Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen New York Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2 and Nuveen Insured New York Dividend Advantage Municipal Fund at September 30, 2002, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Chicago, Illinois
November 11, 2002


                            Nuveen New York Municipal Value Fund, Inc. (NNY)

                            Portfolio of
                                       INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.2%

$         440   Erie Tobacco Asset Securitization Corporation, Erie County,                  7/10 at 101.00        A1    $  467,575
                 New York, Tobacco Settlement Asset-Backed Bonds, Senior
                 Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          150    6.000%, 6/01/15                                                             6/10 at 101.00        A1       162,618
          805    6.150%, 6/01/25                                                             6/10 at 101.00        A1       858,050

        1,295   New York Counties Tobacco Trust I, Tobacco Settlement                        6/10 at 101.00        A1     1,344,806
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          465   New York Counties Tobacco Trust II, Tobacco Settlement                       6/11 at 101.00        A1       465,837
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   Nassau County Tobacco Settlement Corporation, New York,                      7/09 at 101.00        A2     1,083,830
                 Tobacco Settlement Asset-Backed Bonds, Series A,
                 6.500%, 7/15/27

          365   Rensselaer Tobacco Asset Securitization Corporation,                         6/12 at 100.00        A1       363,770
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        1,250   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,                  7/09 at 101.00       Aa1     1,337,063
                 Series 1999-1, 6.250%, 7/15/27

          500   TSASC, Inc., New York, Tobacco Asset-Backed Bonds,                           7/12 at 100.00       Aa1       508,475
                 Series 2002-1, 5.500%, 7/15/24

        1,250   Westchester Tobacco Asset Securitization Corporation, New York,              7/10 at 101.00        A1     1,385,738
                 Tobacco Settlement Asset-Backed Bonds, Series 1999,
                 6.750%, 7/15/29


-----------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.1%

                City of Albany Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, The Albany Law School of Union
                University Project, Series 2000A:
          600    5.700%, 10/01/20                                                           10/10 at 100.00        AA       664,374
          750    5.750%, 10/01/30                                                           10/10 at 100.00        AA       824,310

        2,000   The Trust for Cultural Resources of the City of New York,                    4/07 at 101.00       AAA     2,177,440
                 New York, Revenue Bonds, Series 1997A (American Museum
                 of Natural History), 5.650%, 4/01/27

          575   The Trust for Cultural Resources for the City of New York,                   7/10 at 101.00         A       645,990
                 New York, Revenue Bonds, Series 2000 (The Museum of
                 American Folk Art), 6.000%, 7/01/22

          400   New York City Industrial Development Agency, New York,                      11/10 at 101.00      BBB-       419,608
                 Civic Facility Revenue Bonds, 2000 Polytechnic University
                 Project, 6.000%, 11/01/20

        1,100   New York City Industrial Development Agency, New York,                       1/12 at 100.00        A-     1,144,726
                 Civic Facility Revenue Bonds, The YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

                Dormitory Authority of the State of New York, City University
                System Consolidated Second General Resolution Revenue Bonds,
                Series 1993A:
        1,000    5.750%, 7/01/18                                                               No Opt. Call       AA-     1,192,600
        1,000    6.000%, 7/01/20                                                               No Opt. Call       AA-     1,225,720

        1,000   Dormitory Authority of the State of New York, Long Island                    9/06 at 102.00        AA     1,061,430
                 University Insured Revenue Bonds, Series 1996,
                 5.500%, 9/01/20

          750   Dormitory Authority of the State of New York,                                7/09 at 102.00        AA       839,700
                 Pratt Institute Revenue Bonds, Series 1999,
                 6.000%, 7/01/24

        1,250   Dormitory Authority of the State of New York, Marymount                      7/09 at 101.00        AA     1,419,313
                 Manhattan College Insured Revenue Bonds, Series 1999,
                 6.250%, 7/01/29

          800   Dormitory Authority of the State of New York, D'Youville                     7/11 at 102.00        AA       860,192
                 College Insured Revenue Bonds, Series 2001, 5.250%, 7/01/20

                                       16

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 9.8%

$         500   Cattaraugus County Industrial Development Agency, New York,                  8/08 at 102.00        A+    $  516,330
                 Civic Facility Revenue Bonds, Series 1998A (Olean General
                 Hospital Project), 5.250%, 8/01/23

        1,000   Nassau County Industrial Development Agency, New York,                         No Opt. Call       N/R     1,012,710
                 Civic Facility Revenue Refunding Bonds, Series B, North
                 Shore Health System Obligated Group Projects,
                 5.875%, 11/01/11

          500   New York City Health and Hospitals Corporation, New York,                    2/09 at 101.00       AAA       541,845
                 Health System Bonds, 1999 Series A, 5.125%, 2/15/14

          500   New York City Industrial Development Agency, New York,                       7/12 at 100.00      Baa3       513,075
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital Project, Series 2001B, 6.375%, 7/01/31

        2,250   Dormitory Authority of the State of New York, FHA-Insured                    2/07 at 102.00       AAA     2,412,630
                 Mortgage Nursing Home Revenue Bonds, The Rosalind and Joseph
                 Gurwin Jewish Geriatric Center of Long Island, Inc.,
                 Series 1997, 5.700%, 2/01/37

        1,000   Dormitory Authority of the State of New York, Mount Sinai                    7/10 at 101.00      BBB-     1,092,040
                 New York University Health Obligated Group Revenue Bonds,
                 Series 2000A, 6.500%, 7/01/25

        1,250   Dormitory Authority of the State of New York, Catholic                       7/10 at 101.00        A3     1,421,288
                 Health Services of Long Island Revenue Bonds, Series 2000A,
                 St. Catherine of Sienna Medical Center, 6.500%, 7/01/20

        3,000   New York State Medical Care Facilities Finance Agency,                       2/04 at 102.00       AAA     3,145,050
                 Hospital Insured Mortgage Revenue Bonds, 1994 Series A
                 Refunding, 5.500%, 8/15/24

        2,415   New York State Medical Care Facilities Financing Agency,                     8/05 at 102.00       AAA     2,745,783
                 Hospital and Nursing Home-FHA Insured Mortgage Revenue
                 Bonds, 1995 Series B, 6.250%, 2/15/15

        1,150   Newark-Wayne Community Hospital, Inc., New York, Hospital                    9/03 at 102.00       N/R     1,141,134
                 Revenue Improvement and Refunding Bonds, Series 1993A,
                 7.600%, 9/01/15

          500   City of Yonkers Industrial Development Authority, New York,                  7/11 at 101.00        BB       508,630
                 Civic Facility Revenue Bonds, St. John's Riverside Hospital
                 Project, Series 2001A, 7.125%, 7/01/31


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.2%

          400   East Syracuse Housing Authority, New York, Mortgage Revenue                  4/10 at 102.00       AAA       445,632
                 Refunding Bonds, Series 2001A (FHA-Insured Mortgage
                 Loan - Bennett Manor Section 8 Assisted Project),
                 6.700%, 4/01/21

        1,500   New York City Housing Development Corporation, New York,                     4/03 at 102.00       AAA     1,543,890
                 Multifamily Mortgage Revenue Bonds (FHA-Insured Mortgage
                 Loan), 1993 Series A, 6.550%, 10/01/15

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,000    5.400%, 11/01/21                                                            5/11 at 101.00        AA     1,050,250
        1,000    5.500%, 11/01/31                                                            5/11 at 101.00        AA     1,047,360

        1,000   New York City Housing Development Corporation, New York,                     5/11 at 101.00        AA     1,050,260
                 Multifamily Housing Revenue Bonds, Series 2001A,
                 5.600%, 11/01/42

          410   New York State Housing Finance Agency, Multifamily Housing                   8/11 at 101.00       Aa1       433,829
                 Revenue Bonds, Secured Mortgage Program, 2001 Series B,
                 5.625%, 8/15/33 (Alternative Minimum Tax)

          440   New York State Housing Finance Agency, Multifamily Housing                   8/11 at 100.00       Aa1       470,747
                 Revenue Bonds, Secured Mortgage Program, 2001 Series E,
                 5.600%, 8/15/20 (Alternative Minimum Tax)

          590   New York State Housing Finance Agency, Multifamily Housing                   8/11 at 100.00       Aa1       624,037
                 Revenue Bonds, Secured Mortgage Program, 2001 Series F,
                 5.700%, 8/15/32 (Alternative Minimum Tax)

        1,275   County of Westchester Industrial Development Agency,                         8/11 at 102.00       Aaa     1,363,906
                 New York, Civic Facility Revenue Bonds, Series 2001A,
                 GNMA Collateralized Mortgage Loan, Living Independently
                 for the Elderly Inc. Project, 5.375%, 8/20/21


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.6%

        3,750   State of New York Mortgage Agency, Homeowner Mortgage                        9/08 at 101.00       Aa1     3,931,388
                 Revenue Bonds, Series 73-A, 5.250%, 10/01/17
                 (Alternative Minimum Tax)

                                       17

                            Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 14.5%

$       1,000   Town of Babylon Industrial Development Agency, New York,                     8/09 at 101.00       AAA    $1,116,300
                 Civic Facility Revenue Bonds, Series 2000B (WSNCHS East,
                 Inc. Project), 6.000%, 8/01/24

        2,015   Village of East Rochester Housing Authority, New York,                       8/07 at 102.00       AAA     2,182,870
                 FHA-Insured Mortgage Revenue Bonds (St. Johns Meadows
                 Project), Series 1997A, 5.750%, 8/01/37

        3,125   Village of East Rochester Housing Authority, New York,                       8/08 at 101.00       AAA     3,209,375
                 FHA-Insured Mortgage Revenue Bonds (St. Johns Meadows
                 Project), Series 1998A, 5.250%, 8/01/38

          705   New York City Industrial Development Agency, New York,                       7/10 at 102.00       N/R       754,089
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19

          530   New York City Industrial Development Agency, New York,                       7/11 at 101.00       N/R       536,779
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2001-A1, 7.250%, 7/01/16

        3,000   Dormitory Authority of the State of New York, Hebrew Home                    2/07 at 102.00        AA     3,360,570
                 for the Aged at Riverdale, FHA-Insured Mortgage Nursing
                 Home Revenue Bonds, 6.125%, 2/01/37

        2,000   Dormitory Authority of the State of New York, German                         8/06 at 102.00       AA-     2,159,680
                 Masonic Home Corporation, FHA-Insured Mortgage Revenue
                 Bonds, Series 1996, 5.950%, 8/01/26

        3,000   Dormitory Authority of the State of New York, W.K. Nursing                   8/06 at 102.00       AAA     3,328,500
                 Home Corporation, FHA-Insured Mortgage Revenue Bonds,
                 Series 1996, 6.125%, 2/01/36

        1,000   Dormitory Authority of the State of New York, Eger Health                    2/08 at 102.00       AAA     1,029,580
                 Care Center of Staten Island, FHA-Insured Mortgage Nursing
                 Home Revenue Bonds, Series 1998, 5.100%, 2/01/28

        1,000   Dormitory Authority of the State of New York, Concord Nursing                7/10 at 101.00        A1     1,125,830
                 Home, Inc. Revenue Bonds, Series 2000, 6.500%, 7/01/29

          160   New York State Medical Care Facilities Finance Agency,                       2/03 at 102.00       AAA       165,923
                 Hospital and Nursing Home Insured Mortgage Revenue Bonds,
                 1992 Series C, 6.550%, 8/15/12

        3,000   Syracuse Housing Authority, Syracuse, New York, FHA-Insured                  2/08 at 102.00       AAA     3,297,870
                 Mortgage Revenue Bonds (Loretto Rest Residential Health
                 Care Facility Project), Series 1997A, 5.600%, 8/01/17


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 3.7%

        1,000   County of Nassau, New York, General Improvement Bonds,                       3/10 at 100.00       AAA     1,151,860
                 Series E, 6.000%, 3/01/19

           10   City of New York, New York, General Obligation Bonds,                        2/03 at 101.50       AAA        10,190
                 Fiscal 1992 Series C, 6.300%, 8/01/03

        1,135   City of New York, New York, General Obligation Bonds,                          No Opt. Call         A     1,205,631
                 Fiscal 1995 Series D, 6.600%, 2/01/04

        1,390   City of New York, New York, General Obligation Bonds,                          No Opt. Call         A     1,450,396
                 Fiscal 1996 Series B, 6.750%, 8/15/03

        1,000   City of Niagara Falls, Niagara County, New York, Water                         No Opt. Call       AAA     1,293,740
                 Treatment Plant Serial Bonds, Series 1994, 7.250%, 11/01/11
                 (Alternative Minimum Tax)

          550   Northern Mariana Islands Commonwealth, General Obligation                    6/10 at 100.00         A       590,975
                 Bonds, Series 2000A, 6.000%, 6/01/20


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.0%

        1,000   Battery Park City Authority, New York, Revenue Refunding                    11/03 at 102.00        A+     1,046,220
                 Bonds, Series 1993A, Junior Revenue Refunding Bonds,
                 5.800%, 11/01/22

        1,000   Metropolitan Transportation Authority, New York, State Service               7/12 at 100.00       AA-     1,042,010
                 Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25                                                           11/12 at 100.00       AAA     2,130,020
        1,000    5.000%, 11/15/30                                                           11/12 at 100.00       AA-     1,031,630

        1,000   Nassau County Interim Finance Authority, New York, Sales                    11/10 at 100.00       AAA     1,162,100
                 Tax Secure Bonds, Series 2000A, 5.750%, 11/15/16

        2,000   Dormitory Authority of the State of New York, Court Facilities               5/10 at 101.00       AAA     2,230,880
                 Lease Revenue Bonds (The City of New York Issue),
                 Series 1999, 5.750%, 5/15/30

           25   Dormitory Authority of the State of New York, Judicial                      10/02 at 114.14      Baa1        28,674
                 Facilities Lease Revenue Bonds (Suffolk County Issue),
                 Series 1991A, 9.500%, 4/15/14

                                       18

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,125   Dormitory Authority of the State of New York, Mental Health                  2/06 at 102.00       AAA    $3,257,875
                 Services Facilities Improvement Revenue Bonds, Series 1996B,
                 5.375%, 2/15/26

          895   New York State Housing Finance Agency, H.E.L.P.-Suffolk Housing             11/02 at 100.00      Baa1       964,774
                 Revenue Bonds, 1989 Series A, 8.100%, 11/01/05

           10   New York State Housing Finance Agency, Service Contract                      9/04 at 102.00       AAA        11,077
                 Obligation Revenue Bonds, 1994 Series A, 6.375%, 9/15/14

        1,810   Dormitory Authority of the State of New York, Service Contract               4/12 at 100.00       AA-     2,030,241
                 Bonds, Child Care Facilities Development Program Issue,
                 Series 2002, 5.375%, 4/01/16

        1,620   New York State Thruway Authority, State Personal Income                      3/12 at 100.00        AA     1,722,287
                 Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21

          600   New York State Urban Development Corporation, Project                          No Opt. Call       AA-       714,822
                 Revenue Bonds (University Facilities Grants), 1995 Refunding
                 Series, 5.875%, 1/01/21

                New York State Urban Development Corporation, Correctional
                Facilities Service Contract Revenue Bonds, Series C:
        1,000    5.250%, 1/01/20                                                             1/11 at 100.00       AAA     1,075,780
        2,000    6.000%, 1/01/29                                                             1/09 at 101.00       AAA     2,292,760

        3,000   City School District of the City of Niagara Falls, New York,                 6/08 at 101.00       AAA     3,165,540
                 Certificates of Participation (High School Facility), Series 1998,
                 5.375%, 6/15/28

          750   Niagara Falls City School District, Niagara County, New York,                6/09 at 101.00      BBB-       835,748
                 Certificates of Participation (High School Facility), Series 2000,
                 6.625%, 6/15/28

        1,230   Suffolk County Judicial Facilities Agency, Suffolk County,                  10/09 at 101.00       AAA     1,321,573
                 New York, Service Agreement Revenue Bonds, Series 1999
                 (John P. Colahan Court Complex), 5.000%, 4/15/16

        1,500   Virgin Islands Public Finance Authority, Revenue Bonds                      10/10 at 101.00      BBB-     1,730,475
                 (Virgin Islands Gross Receipts Taxes Loan Notes), Series 1999A,
                 6.500%, 10/01/24

        1,120   City of Yonkers Industrial Development Agency, New York,                     2/11 at 100.00      BBB-     1,194,525
                 Civic Facility Revenue Bonds, Community Development
                 Properties, Yonkers, Inc. Project, Series 2001A, 6.625%, 2/01/26


-----------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.8%

        1,000   Buffalo and Fort Erie Public Bridge Authority, New York,                     1/05 at 101.00       AAA     1,071,610
                 Toll Bridge System Revenue Bonds, Series 1995, 5.750%, 1/01/25

          500   Metropolitan Transportation Authority, New York, Transportation             11/12 at 100.00       AAA       561,250
                 Revenue Bonds, Series 2002A Refunding, 5.500%, 11/15/19

        1,100   New York City Industrial Development Agency, New York,                      12/08 at 102.00      BBB-       619,575
                 Special Facility Revenue Bonds, Series 1998 (1998 British
                 Airways PLC Project), 5.250%, 12/01/32 (Alternative
                 Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                       8/12 at 101.00       BB-       748,910
                 Special Facility Revenue Bonds,  American Airlines, Inc.,
                 John F. Kennedy International Airport Project, Series 2002B,
                 8.500%, 8/01/28 (Alternative Minimum Tax)

          500   Niagara Frontier Transportation Authority, New York, Airport                 4/09 at 101.00       AAA       539,110
                 Revenue Bonds, Buffalo Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)

        2,500   Triborough Bridge and Tunnel Authority, New York, General                   11/12 at 100.00       AA-     2,632,875
                 Purpose Revenue Bonds, Series 2002B Refunding,
                 5.000%, 11/15/21 (WI, settling 10/08/02)

        2,600   Triborough Bridge and Tunnel Authority, New York, General                    1/10 at 100.00       AA-     2,799,992
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30


-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 11.2%

        2,250   Metropolitan Transportation Authority, New York, Commuter                    7/07 at 102.00       AAA     2,422,080
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20

        5,000   Metropolitan Transportation Authority, New York, Dedicated                  10/10 at 100.00       AAA     5,777,800
                 Tax Fund Bonds, Series 1996A, 5.250%, 4/01/26
                 (Pre-refunded to 10/01/10)

                                       19

                            Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$          20   City of New York, New York, General Obligation Bonds,                       10/07 at 101.00       Aaa    $   23,685
                 Fiscal 1997 Series G, 6.000%, 10/15/26 (Pre-refunded to 10/15/07)

           85   New York City Municipal Water Finance Authority, New York,                   6/10 at 101.00       AAA       103,456
                 Water and Sewer System Revenue Bonds, 2000 Fiscal Series B,
                 6.100%, 6/15/31 (Pre-refunded to 6/15/10)

          880   New York City Transitional Finance Authority, New York, Future               5/10 at 101.00    AA+***     1,032,328
                 Tax Secured Bonds, Fiscal 2000 Series C, 5.500%, 11/01/29
                 (Pre-refunded to 5/01/10)

          120   New York City Transitional Finance Authority, New York, Future               5/10 at 101.00    AA+***       140,772
                 Tax Secured Bonds, Fiscal 2000 Series A, 5.500%, 11/01/29
                 (Pre-refunded to 5/01/10)

          500   New York City Transitional Finance Authority, New York, Future               5/10 at 101.00    AA+***       603,815
                 Tax Secured Bonds, Fiscal 2000 Series B, 6.000%, 11/15/29
                 (Pre-refunded to 5/15/10)

        3,755   Dormitory Authority of the State of New York, Judicial Facilities              No Opt. Call       AAA     4,842,410
                 Lease Revenue Bonds (Suffolk County Issue), Series 1986,
                 7.375%, 7/01/16

          990   New York State Housing Finance Agency, Service Contract                      9/04 at 102.00       AAA     1,103,187
                 Obligation Revenue Bonds, 1994 Series A, 6.375%, 9/15/14
                 (Pre-refunded to 9/15/04)

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,                 5/12 at 101.00       AAA     1,150,490
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/17 (Pre-refunded to 5/15/12)


-----------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.8%

        1,945   County of Cattaraugus Industrial Development Agency, New York,                 No Opt. Call       N/R     1,786,463
                 Industrial Development Revenue Bonds, Series 1999A (Laidlaw
                 Energy and Environmental, Inc. Project), 8.500%, 7/01/21
                 (Alternative Minimum Tax)

        3,500   Erie County Industrial Development Agency, New York, Solid                  12/10 at 103.00       N/R       783,125
                 Waste Disposal Facility Revenue Bonds (1998 CanFibre of
                 Lackawanna Project), 8.875%, 12/01/13 (Alternative
                 Minimum Tax)#

        2,500   Long Island Power Authority, New York, Electric System General               6/08 at 101.00        A-     2,584,900
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26

        2,330   Long Island Power Authority, New York, Electric System General               9/11 at 100.00        A-     2,466,911
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/21

          750   Long Island Power Authority, New York, Electric System General               5/11 at 100.00        A-       786,045
                 Revenue Bonds, 2000 Series L, 5.375%, 5/01/33

                New York City Industrial Development Agency, New York, Industrial
                Development Revenue Bonds (Brooklyn Navy Yard Cogeneration
                Partners, L.P. Project), Series 1997:
        1,000    6.200%, 10/01/22 (Alternative Minimum Tax)                                    No Opt. Call      BBB-     1,079,200
        1,000    5.750%, 10/01/36 (Alternative Minimum Tax)                                 10/08 at 102.00      BBB-     1,003,810

        1,500   Power Authority of the State of New York, Revenue Bonds,                    11/10 at 100.00       Aa2     1,569,120
                 Series 2000A, 5.250%, 11/15/40

                Suffolk County Industrial Development Agency, New York, 1998
                Industrial Development Revenue Bonds (Nissequogue Cogen Partners
                Facility):
        1,000    5.300%, 1/01/13 (Alternative Minimum Tax)                                   1/09 at 101.00       N/R       969,550
          575    5.500%, 1/01/23 (Alternative Minimum Tax)                                   1/09 at 101.00       N/R       548,291


-----------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.3%

          300   Monroe County Water Authority, New York, Water Revenue                       8/11 at 101.00        AA       316,932
                 Bonds, Series 2001, 5.150%, 8/01/22

          500   New York City Municipal Water Finance Authority, New York,                   6/06 at 101.00       AAA       558,105
                 Water and Sewer System Revenue Bonds, Fiscal 1996, Series B,
                 5.750%, 6/15/26

        1,000   New York City Municipal Water Finance Authority, New York,                   6/09 at 101.00       AAA     1,079,470
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.500%, 6/15/32

        1,250   New York City Municipal Water Finance Authority, New York,                   6/10 at 101.00        AA     1,350,888
                 Water and Sewer System Revenue Bonds, Fiscal 2001 Series A,
                 5.500%, 6/15/33

        1,500   New York City Municipal Water Finance Authority, New York,                   6/11 at 101.00        AA     1,688,175
                 Water and Sewer System Revenue Bonds, Fiscal 2001 Series D,
                 5.500%, 6/15/17

          415   New York City Municipal Water Finance Authority, New York,                   6/10 at 101.00       AAA       495,622
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series B,
                 6.100%, 6/15/31

                                       20

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         740   New York City Municipal Water Finance Authority, New York,                   6/12 at 100.00        AA    $  813,953
                 Water and Sewer System Revenue  Bonds, Fiscal 2003 Series A,
                 5.375%, 6/15/19

        3,065   Western Nassau County Water Authority, System Revenue                        5/06 at 102.00       AAA     3,349,642
                 Bonds, Series 1995, 5.650%, 5/01/26
-----------------------------------------------------------------------------------------------------------------------------------
$     145,150   Total Long-Term Investments (cost $143,826,056) - 100.2%                                                153,827,695
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.2)%                                                                     (247,291)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $153,580,404
                ===================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    # Non-income producing security. In September of 2002, the Erie County Acquisition Corporation, Inc. (an entity formed by Nuveen for the benefit of the Nuveen
                         Funds owning various interests in CanFibre of Lackawanna) took possession of the CanFibre of Lackawanna assets on behalf of the various Nuveen
                         Funds. Erie County Acquisition Corporation, Inc. has determined that a sale of the facility is in the best interests of shareholders and is proceeding accordingly.


                                 See accompanying notes to financial statements.

                                       21

                            Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
                            Portfolio of
                                       INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 7.4%

$       1,105   Erie Tobacco Asset Securitization Corporation, Erie County,                  7/10 at 101.00        A1    $1,174,250
                 New York, Tobacco Settlement Asset-Backed Bonds, Senior
                 Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          400    6.000%, 6/01/15                                                             6/10 at 101.00        A1       433,648
          895    6.150%, 6/01/25                                                             6/10 at 101.00        A1       953,981

        2,295   New York Counties Tobacco Trust I, Tobacco Settlement                        6/10 at 101.00        A1     2,383,266
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          970   New York Counties Tobacco Trust II, Tobacco Settlement                       6/11 at 101.00        A1       971,746
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        2,500   Nassau County Tobacco Settlement Corporation, New York,                      7/09 at 101.00        A2     2,709,575
                 Tobacco Settlement Asset-Backed Bonds, Series A,
                 6.500%, 7/15/27

          920   Rensselaer Tobacco Asset Securitization Corporation,                         6/12 at 100.00        A1       916,900
                 New York, Tobacco Settlement Asset-Backed , Series 2001A,
                 5.200%, 6/01/25

        3,750   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,                  7/09 at 101.00       Aa1     4,011,188
                 Series 1999-1, 6.250%, 7/15/27

        2,000   TSASC, Inc., New York, Tobacco Asset-Backed Bonds,                           7/12 at 100.00       Aa1     2,033,900
                 Series 2002-1, 5.500%, 7/15/24

        3,000   Westchester Tobacco Asset Securitization Corporation,                        7/10 at 101.00        A1     3,325,770
                 New York, Tobacco Settlement Asset-Backed Bonds, Series 1999,
                 6.750%, 7/15/29


-----------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.3%

        1,500   City of Albany Industrial Development Agency, New York, Civic               12/09 at 101.00        AA     1,793,565
                 Facility Revenue Bonds (The University Heights Association,
                 Inc. - Albany Law School Project), Series 1999A,
                 6.750%, 12/01/29

        2,700   Town of Brookhaven Industrial Development Agency, Civic                     12/07 at 101.00        A3     2,900,394
                 Facility Revenue Bonds, Series 2000 (St. Joseph's College -
                 New York Civic Facility), 6.000%, 12/01/20

        1,285   Cattaraugus County Industrial Development Agency, New York,                  9/08 at 101.00       BBB     1,309,042
                 Civic Facility Revenue Bonds (St. Bonaventure University
                 Construction Project), Series 1998B, 5.000%, 9/15/13

                County of Monroe Industrial Development Agency, New York,
                Civic Facility Revenue Bonds (St. John Fisher College Project),
                Series 1999:
        1,000    5.375%, 6/01/17                                                             6/09 at 102.00        AA     1,087,410
        2,365    5.375%, 6/01/24                                                             6/09 at 102.00        AA     2,485,166

        3,000   The Trust for Cultural Resources of the City of New York,                    4/07 at 101.00       AAA     3,266,160
                 Revenue Bonds, Series 1997A (American Museum of Natural
                 History), 5.650%, 4/01/27

        1,000   The Trust for Cultural Resources of the City of New York,                    7/09 at 101.00       AAA     1,113,070
                 Revenue Bonds, Series 1999A (American Museum of Natural
                 History), 5.750%, 7/01/29

          750   The Trust for Cultural Resources of the City of New York,                    7/10 at 101.00         A       842,595
                 Revenue Bonds, Series 2000 (The Museum of American Folk
                 Art), 6.000%, 7/01/22

          900   New York City Industrial Development Agency, New York,                      11/10 at 101.00      BBB-       944,118
                 Civic Facility Revenue Bonds, 2000 Polytechnic University
                 Project, 6.000%, 11/01/20

        1,250   Dormitory Authority of the State of New York, Lease Revenue                  7/09 at 101.00       AAA     1,346,775
                 Bonds, State University Dormitory Facilities Issue, Series 1999C,
                 5.500%, 7/01/29

        2,500   Dormitory Authority of the State of New York, State University                 No Opt. Call       AA-     3,032,175
                 Educational Facilities Revenue Bonds, Series 1993A,
                 5.875%, 5/15/17

        3,000   Dormitory Authority of the State of New York, City University                  No Opt. Call       AAA     3,667,080
                 System Consolidated Revenue Bonds, Series 1993B,
                 6.000%, 7/01/14

                                       22

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       2,850   Dormitory Authority of the State of New York, Upstate Community              7/10 at 101.00       AAA    $3,175,185
                 Colleges Revenue Bonds, Series 2000A, 5.750%, 7/01/29

          580   Dormitory Authority of the State of New York, Fashion Institute              7/10 at 101.00       AAA       632,681
                 of Technology Revenue Bonds, Series 2000, 5.375%, 7/01/20

        5,590   Dormitory Authority of the State of New York, University of                  7/09 at 101.00        A+     6,181,981
                 Rochester Revenue Bonds, Series 1999A, 5.500%, 7/01/16

          650   Dormitory Authority of the State of New York, State University               5/08 at 101.00       AAA       653,478
                 Educational Facilities Revenue Bonds, Series 1998B,
                 4.750%, 5/15/28

                Dormitory Authority of the State of New York, Pratt Institute
                Revenue Bonds, Series 1999:
        1,250    6.000%, 7/01/20                                                             7/09 at 102.00        AA     1,450,038
        1,000    6.000%, 7/01/24                                                             7/09 at 102.00        AA     1,119,600

        3,810   Dormitory Authority of the State of New York, Pratt Institute                7/09 at 102.00        AA     4,270,439
                 Revenue Bonds, Series 1999, 6.000%, 7/01/28

        8,345   Dormitory Authority of the State of New York, Marymount                      7/09 at 101.00        AA     9,475,330
                 Manhattan College Insured Revenue Bonds, Series 1999,
                 6.250%, 7/01/29

                Dormitory Authority of the State of New York, City University
                System Consolidated Third General Resolution Revenue Bonds, 1998
                Series 2:
        1,490    5.000%, 7/01/17                                                             7/08 at 101.00       AAA     1,574,125
        1,055    5.000%, 7/01/18                                                             7/08 at 101.00       AAA     1,109,016

        2,120   Dormitory Authority of the State of New York, New York                         No Opt. Call       AAA     2,475,418
                 University Revenue Bonds, Series 2001-1, 5.500%, 7/01/20

        1,000   Dormitory Authority of the State of New York, Columbia                       7/12 at 100.00       AAA     1,108,790
                 University Revenue Bonds, Series 2002B, 5.375%, 7/01/19


-----------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.3%

          750   New York City Industrial Development Agency, New York, Civic                 7/12 at 100.00      Baa3       769,613
                 Facility Revenue Bonds, Staten Island University Hospital
                 Project, Series 2001B, 6.375%, 7/01/31

        2,000   Dormitory Authority of the State of New York, St. Vincent's                  2/03 at 101.00       AAA     2,055,400
                 Hospital and Medical Center of New York, FHA-Insured
                 Mortgage Revenue Bonds, Series 1991, 7.400%, 8/01/30

        1,000   Dormitory Authority of the State of New York, St. James Mercy                2/08 at 102.00        AA     1,067,930
                 Hospital, FHA-Insured Mortgage Hospital Revenue Bonds,
                 Series 1998, 5.250%, 2/01/18

        8,000   Dormitory Authority of the State of New York (Catholic Health                7/09 at 101.00       AAA     8,638,880
                 Services of Long Island Obligated Group), St. Charles Hospital
                 and Rehabilitation Center Revenue Bonds, Series 1999A,
                 5.500%, 7/01/22

        3,400   Dormitory Authority of the State of New York, Mount Sinai                    7/10 at 101.00      BBB-     3,712,936
                 New York University Health Obligated Group Revenue Bonds,
                 Series 2000A, 6.500%, 7/01/25

        3,750   Dormitory Authority of the State of New York, Catholic Health                7/10 at 101.00        A3     4,263,863
                 Services of Long Island Revenue Bonds, Series 2000A,
                 St. Catherine of Sienna Medical Center, 6.500%, 7/01/20

        1,700   Dormitory Authority of the State of New York, Revenue Bonds,                 7/11 at 101.00        A3     1,776,177
                 Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        2,520   New York State Medical Care Facilities Finance Agency,                       2/03 at 102.00       AAA     2,575,994
                 Hospital and Nursing Home FHA-Insured Mortgage Revenue
                 Bonds, 1992 Series B, 6.200%, 8/15/22

        5,500   New York State Medical Care Facilities Finance Agency,                       2/04 at 102.00       AAA     5,765,925
                 Hospital Insured Mortgage Revenue Bonds, 1994 Series A
                 Refunding, 5.500%, 8/15/24

        2,075   New York State Medical Care Facilities Financing Agency,                     8/05 at 102.00       AAA     2,359,213
                 Hospital and Nursing Home FHA-Insured Mortgage Revenue
                 Bonds, 1995 Series B, 6.250%, 2/15/15

        2,365   New York State Medical Care Facilities Financing Agency,                     2/05 at 102.00       Aa2     2,475,587
                 FHA-Insured Mortgage Project Revenue Bonds, 1995 Series C,
                 6.250%, 8/15/15

        1,100   City of Yonkers Industrial Development Authority, New York,                  7/11 at 101.00        BB     1,118,986
                 Civic Facility Revenue Bonds, St. John's Riverside Hospital
                 Project, Series 2001A, 7.125%, 7/01/31

                                       23

                            Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.6%

$       1,000   Hudson Housing Development Corporation, Hudson,                              1/03 at 101.00       Aaa    $1,013,260
                 New York, Multifamily Mortgage Revenue Refunding Bonds,
                 Series 1992A (Providence Hall-Schuyler Court Projects -
                 FHA-Insured Mortgages), 6.500%, 1/01/25

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,610    5.500%, 11/01/31                                                            5/11 at 101.00        AA     1,686,250
        2,000    5.600%, 11/01/42                                                            5/11 at 101.00        AA     2,100,520

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          910    5.375%, 11/01/23 (Alternative Minimum Tax)                                  5/12 at 100.00        AA       940,594
          450    5.500%, 11/01/34 (Alternative Minimum Tax)                                  5/12 at 100.00        AA       467,298

        1,140   New York State Housing Finance Agency, Multifamily Housing                  11/02 at 100.00       AAA     1,143,374
                 Revenue Bonds (AMBAC Insured Program), 1989 Series B,
                 7.550%, 11/01/29 (Alternative Minimum Tax)

        1,585   New York State Housing Finance Agency, Multifamily Housing                   2/03 at 102.00       Aa1     1,619,664
                 Revenue Bonds (Secured Mortgage Program), 1992 Series A,
                 7.000%, 8/15/12 (Alternative Minimum Tax)

        1,100   New York State Housing Finance Agency, Multifamily Housing                   8/09 at 101.00       Aa1     1,169,894
                 Revenue Bonds (Secured Mortgage Program), 1999 Series I,
                 6.200%, 2/15/20 (Alternative Minimum Tax)

        4,125   Puerto Rico Housing Finance Corporation, Multifamily Mortgage               10/02 at 100.00         A     4,275,563
                 Revenue Bonds, Portfolio A, Series I, 7.500%, 4/01/22


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.0%

        3,730   State of New York Mortgage Agency, Homeowner Mortgage                       11/09 at 100.00       Aa1     4,163,090
                 Revenue Bonds, Series 88, 6.250%, 4/01/30 (Alternative
                 Minimum Tax)

        1,400   State of New York Mortgage Agency, Homeowner Mortgage                        1/06 at 102.00       AAA     1,478,988
                 Revenue Bonds, 1995 Series 52, 6.100%, 4/01/26 (Alternative
                 Minimum Tax)

        1,000   State of New York Mortgage Agency, Homeowner Mortgage                       10/09 at 100.00       Aa1     1,044,610
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)

        1,250   State of New York Mortgage Agency, Homeowner Mortgage                        9/08 at 101.00       Aa1     1,310,463
                 Revenue Bonds, Series 73-A, 5.250%, 10/01/17 (Alternative
                 Minimum Tax)

        7,130   State of New York Mortgage Agency, Homeowner Mortgage                        4/11 at 100.00       Aa1     7,429,603
                 Revenue Bonds, Series 97, 5.500%, 4/01/31 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.2%

        1,785   New York City Industrial Development Agency, New York,                       7/10 at 102.00       N/R     1,909,290
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2000, 8.125%, 7/01/19

        1,350   New York City Industrial Development Agency, New York, Civic                 7/11 at 101.00       N/R     1,367,267
                 Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2001-A1, 7.250%, 7/01/16

        3,000   Dormitory Authority of the State of New York, Hebrew Home for                2/07 at 102.00        AA     3,360,570
                 the Aged at Riverdale, FHA-Insured Mortgage Nursing Home
                 Revenue Bonds, 6.125%, 2/01/37

        1,375   Dormitory Authority of the State of New York, The Miriam                     7/10 at 102.00         A     1,552,334
                 Osborn Memorial Home Association Revenue Bonds,
                 Series 2000B, 6.375%, 7/01/29

        2,610   New York State Medical Care Facilities Finance Agency,                       2/06 at 102.00       AA+     2,971,642
                 FHA-Insured Mortgage Hospital and Nursing Home Revenue
                 Bonds, 1995 Series C, 6.100%, 8/15/15

        2,755   County of Oswego Industrial Development Agency, Oswego,                      2/09 at 101.00       AAA     2,902,089
                 New York, Civic Facility Revenue  Bonds, Series 1999A
                 (FHA-Insured Mortgage - Bishops Commons, Inc. Project),
                 5.375%, 2/01/49

        4,000   Syracuse Housing Authority, Syracuse, New York, FHA-Insured                  2/08 at 102.00       AAA     4,397,160
                 Mortgage Revenue Bonds (Loretto Rest Residential Health
                 Care Facility Project), Series 1997A, 5.600%, 8/01/17


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 2.8%

          745   Village of Freeport, Nassau County, New York, Various Purposes               4/10 at 101.00       Aaa       868,685
                 Serial Bonds, 2000 Series A, 6.000%, 4/01/18

        1,275   County of Nassau, New York, Serial General Improvement                       3/10 at 100.00       AAA     1,528,062
                 Bonds (General Obligations), Series F, 6.500%, 3/01/18

                                       24

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$          10   City of New York, New York, General Obligation Bonds,                        2/03 at 101.50       AAA    $   10,190
                 Fiscal 1992 Series C, 6.625%, 8/01/12

          245   City of New York, New York, General Obligation Bonds, Fiscal 1993            5/03 at 101.50       AAA       254,482
                 Series E, 5.750%, 5/15/13

        2,095   City of Niagara Falls, Niagara County, New York, Water Treatment               No Opt. Call       AAA     2,724,568
                 Plant Serial Bonds, Series 1994, 8.000%, 11/01/09 (Alternative
                 Minimum Tax)

        1,350   Northern Mariana Islands Commonwealth, General Obligation                    6/10 at 100.00         A     1,450,575
                 Bonds, Series 2000A, 6.000%, 6/01/20

                County of Oneida, New York, General Obligation Public
                Improvement Bonds, Series 2000:
          200    5.375%, 4/15/18                                                             4/09 at 102.00       AAA       219,808
          200    5.375%, 4/15/19                                                             4/09 at 102.00       AAA       218,472


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 28.9%

        2,000   Battery Park City Authority, New York, Junior Revenue Bonds,                11/06 at 102.00       AAA     2,157,440
                 Series 1996A, 5.500%, 11/01/29

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,175    5.750%, 7/01/18                                                               No Opt. Call       AA-     2,578,506
        1,000    5.000%, 7/01/30                                                             7/12 at 100.00       AAA     1,037,050

        2,000   Metropolitan Transportation Authority, New York, State Service               7/12 at 100.00       AA-     2,084,020
                 Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        5,000    5.250%, 11/15/25                                                           11/12 at 100.00       AAA     5,325,050
        2,500    5.000%, 11/15/30                                                           11/12 at 100.00       AA-     2,579,075

        2,000   Nassau Health Care Corporation, Nassau County, New York,                     8/09 at 102.00       AAA     2,234,740
                 Health System Revenue Bonds, Series 1999 Guaranteed,
                 5.750%, 8/01/29

        4,575   New York City Transit Authority, Metropolitan Transportation                 1/10 at 101.00       AAA     5,176,841
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 2000A, 5.875%, 1/01/30

        3,000   Dormitory Authority of the State of New York, Court Facilities               5/10 at 101.00       AAA     3,346,320
                 Lease Revenue Bonds (The City of New York Issue), Series 1999,
                 5.750%, 5/15/30

                Dormitory Authority of the State of New York, Revenue Bonds,
                Nassau County BOCES Program, Series 2001A:
        1,265    5.250%, 8/15/17                                                             8/11 at 100.00       AAA     1,383,581
        1,385    5.250%, 8/15/18                                                             8/11 at 100.00       AAA     1,504,041

                Dormitory Authority of the State of New York, Mental Health
                Facilities Improvement Revenue Bonds, Series 2000D:
        1,755    5.875%, 2/15/18                                                             8/10 at 100.00       AAA     1,994,996
        1,690    5.875%, 2/15/19                                                             8/10 at 100.00       AAA     1,910,089

        2,080   Dormitory Authority of the State of New York, Mental Health                  8/10 at 100.00       AAA     2,350,878
                 Facilities Improvement Revenue Bonds, Series 2000D,
                 5.875%, 8/15/19

            5   New York State Medical Care Facilities Finance Agency, Mental                2/03 at 101.00       AA-         5,121
                 Health Services Facilities Improvement Revenue Bonds,
                 1991 Series D, 7.400%, 2/15/18

        1,000   New York State Thruway Authority, Highway and Bridge                         4/10 at 101.00       AAA     1,164,040
                 Trust Fund Bonds, Series 2000B, 5.750%, 4/01/16

        4,200   New York State Thruway Authority, Local Highway and Bridge                   4/11 at 100.00       AA-     4,580,016
                 Service Contract Bonds, Series 2001, 5.250%, 4/01/17

        6,500   New York State Thruway Authority, State Personal Income                      3/12 at 100.00        AA     6,910,410
                 Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21

        1,500   New York State Urban Development Corporation, Correctional                   1/06 at 102.00       AA-     1,548,990
                 Facilities Revenue Bonds, Series 6, 5.375%, 1/01/25

        3,000   New York State Urban Development Corporation, Correctional                   1/09 at 101.00       AAA     3,439,140
                 Facilities Service Contract Revenue Bonds, Series C,
                 6.000%, 1/01/29

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment, Series
                2002A:
        2,860    5.375%, 3/15/19                                                             3/12 at 100.00        AA     3,137,592
        2,000    5.375%, 3/15/20                                                             3/12 at 100.00        AA     2,192,480

                                       25

                            Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       5,000   City School District of the City of Niagara Falls, New York,                 6/08 at 101.00       AAA    $5,275,900
                 Certificates of Participation (High School Facility), Series 1998,
                 5.375%, 6/15/28

        2,750   Puerto Rico Highway and Transportation Authority, Transportation             7/10 at 101.00       AAA     3,157,440
                 Revenue Bonds, Series B, 5.875%, 7/01/35

        3,480   Virgin Islands Public Finance Authority, Revenue Bonds (Virgin              10/10 at 101.00      BBB-     4,014,702
                 Islands Gross Receipts Taxes Loan Notes), Series 1999A,
                 6.500%, 10/01/24

        2,520   City of Yonkers Industrial Development Agency, New York,                     2/11 at 100.00      BBB-     2,687,681
                 Civic Facility Revenue Bonds, Community Development
                 Properties, Yonkers, Inc. Project, Series 2001A,
                 6.625%, 2/01/26


-----------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.2%

        1,580   Albany Parking Authority, New York, Parking Revenue Bonds,                  10/11 at 101.00      BBB+     1,715,438
                 Series 2001B, 5.250%, 10/15/12

        1,900   New York City Industrial Development Agency, New York,                      12/08 at 102.00      BBB-     1,070,175
                 Special Facility Revenue Bonds, Series 1998 (1998 British
                 Airways PLC Project), 5.250%, 12/01/32 (Alternative Minimum Tax)

        1,455   New York State Thruway Authority, General Revenue Bonds,                     1/04 at 102.00       AAA     1,487,505
                 Series B, 5.000%, 1/01/20

        1,000   Niagara Frontier Transportation Authority, New York, Airport                 4/09 at 101.00       AAA     1,078,220
                 Revenue Bonds (Buffalo Niagara International Airport),
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)

        1,925   Port Authority of New York and New Jersey, Consolidated                     10/07 at 101.00       AAA     2,068,971
                 Bonds, One Hundred Twentieth Series, 5.750%, 10/15/26
                 (Alternative Minimum Tax)

        2,040   Puerto Rico Ports Authority, Special Facilities Revenue Bonds,               6/06 at 102.00       BB-     1,204,171
                 1996 Series A (American Airlines, Inc. Project), 6.250%, 6/01/26
                 (Alternative Minimum Tax)

        2,000   Triborough Bridge and Tunnel Authority, New York, General Purpose            1/12 at 100.00       AA-     2,116,000
                 Revenue Bonds, Series 2001A, 5.000%, 1/01/19

        6,250   Triborough Bridge and Tunnel Authority, New York, General Purpose           11/12 at 100.00       AA-     6,582,188
                 Revenue Bonds, Series 2002B Refunding, 5.000%, 11/15/21
                 (WI, settling 10/08/02)

        1,600   Triborough Bridge and Tunnel Authority, New York, General Purpose              No Opt. Call       AA-     1,765,232
                 Revenue Bonds, Series 1993B, 5.000%, 1/01/20

        1,325   Triborough Bridge and Tunnel Authority, New York, General Purpose            1/09 at 101.00       AA-     1,417,379
                 Revenue Bonds, Series 1999A, 5.125%, 1/01/18

        7,500   Triborough Bridge and Tunnel Authority, New York, General Purpose            1/10 at 100.00       AA-     8,076,900
                 Revenue Bonds, Series 1999B, 5.500%, 1/01/30


-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 21.1%

                Longwood Central School District, Suffolk County, New York,
                Serial Bonds, Series 2000:
        1,500    5.750%, 6/15/17 (Pre-refunded to 6/15/11)                                   6/11 at 101.00       Aaa     1,806,990
        1,500    5.750%, 6/15/18 (Pre-refunded to 6/15/11)                                   6/11 at 101.00       Aaa     1,806,990

       15,525   Metropolitan Transportation Authority, New York, Commuter                    7/11 at 100.00       AAA    18,020,644
                 Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28
                 (Pre-refunded to 7/01/11)

        7,000   Metropolitan Transportation Authority, New York, Dedicated                  10/10 at 100.00       AAA     8,088,920
                 Tax Fund Bonds, Series 1996A, 5.250%, 4/01/26 (Pre-refunded to 10/01/10)

        5,000   Metropolitan Transportation Authority, New York, Dedicated Tax              10/15 at 100.00       AAA     5,423,350
                 Fund Bonds, Series 1998A, 4.500%, 4/01/18 (Pre-refunded to
                 10/01/15)

        1,350   City of New York, New York, General Obligation Bonds,                       10/02 at 100.00       AAA     1,389,218
                 Fiscal 1990 Series B, 7.250%, 10/01/06

        2,600   City of New York, New York, General Obligation Bonds, Fiscal 1995            2/05 at 101.00       Aaa     2,910,882
                 Series F, 6.375%, 2/15/06 (Pre-refunded to 2/15/05)

          145   City of New York, New York, General Obligation Bonds, Fiscal 1993            5/03 at 101.50       AAA       151,032
                 Series E, 5.750%, 5/15/13 (Pre-refunded to 5/15/03)

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal 2000 Series B:
        2,000    6.500%, 6/15/31 (Pre-refunded to 6/15/10)                                   6/10 at 101.00     AA***     2,488,860
          505    6.100%, 6/15/31 (Pre-refunded to 6/15/10)                                   6/10 at 101.00       AAA       614,651

                                       26

                            Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       2,630   New York City Transitional Finance Authority, New York, Future               5/10 at 101.00    AA+***    $3,085,253
                 Tax Secured Bonds, Fiscal 2000 Series C, 5.500%, 11/01/29
                 (Pre-refunded to 5/01/10)

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal 2000 Series A:
        1,230    5.750%, 8/15/24 (Pre-refunded to 8/15/09)                                   8/09 at 101.00    AA+***     1,464,327
          370    5.500%, 11/01/29 (Pre-refunded to 5/01/10)                                  5/10 at 101.00    AA+***       434,047

        5,535   Dormitory Authority of the State of New York, Revenue Bonds,                 5/12 at 101.00       AAA     6,367,962
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/17 (Pre-refunded to 5/15/12)


-----------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.3%

        1,000   Islip Resource Recovery Agency, New York, Resource Recovery                  7/04 at 102.00       AAA     1,094,470
                 System Revenue Bonds (1985 Facility), Series 1994B,
                 6.125%, 7/01/13 (Alternative Minimum Tax)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        2,500    5.250%, 12/01/26                                                            6/08 at 101.00        A-     2,584,900
        5,130    5.500%, 12/01/29                                                            6/03 at 101.00        A-     5,208,284

        5,000   Long Island Power Authority, New York, Electric System General               9/11 at 100.00        A-     5,245,250
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/25

        5,000   New York City Industrial Development Agency, New York,                      10/08 at 102.00      BBB-     5,019,050
                 Industrial Development Revenue Bonds (Brooklyn Navy Yard
                 Cogeneration Partners, L.P. Project), Series 1997, 5.750%, 10/01/36
                 (Alternative Minimum Tax)

        4,000   Power Authority of the State of New York, Revenue Bonds,                    11/10 at 100.00       Aa2     4,184,320
                 Series 2000A, 5.250%, 11/15/40

        2,000   Power Authority of the State of New York, Revenue Bonds,                       No Opt. Call       Aa2     2,285,120
                 Series 2001, 5.500%, 11/15/07

        2,000   Niagara County Industrial Development Agency, New York,                     11/11 at 101.00      Baa1     2,087,080
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara L.P. Facility,
                 Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)

        4,000   Suffolk County Industrial Development Agency, New York, 1998                 1/09 at 101.00       N/R     3,814,200
                 Industrial Development Revenue Bonds (Nissequogue Cogen
                 Partners Facility), 5.500%, 1/01/23 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.0%

          700   Monroe County Water Authority, New York, Water Revenue Bonds,                8/11 at 101.00        AA       739,508
                 Series 2001, 5.150%, 8/01/22

        1,250   New York City Municipal Water Finance Authority, New York,                   6/09 at 101.00       AAA     1,349,338
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.500%, 6/15/32

        5,000   New York City Municipal Water Finance Authority, New York,                   6/10 at 101.00        AA     5,403,550
                 Water and Sewer System Revenue Bonds, Fiscal 2001 Series A,
                 5.500%, 6/15/33

        2,000   New York City Municipal Water Finance Authority, New York,                   6/11 at 101.00        AA     2,250,900
                 Water and Sewer System Revenue Bonds, Fiscal 2001 Series D,
                 5.500%, 6/15/17

        2,495   New York City Municipal Water Finance Authority, New York,                   6/10 at 101.00       AAA     2,979,704
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series B,
                 6.100%, 6/15/31

        2,225   New York City Municipal Water Finance Authority, New York,                   6/12 at 100.00        AA     2,447,367
                 Water and Sewer System Revenue Bonds, Fiscal 2003 Series A,
                 5.375%, 6/15/19

          715   New York State Environmental Facilities Corporation, State Water            12/02 at 100.00       AAA       732,588
                 Pollution Control Revolving Fund Revenue Bonds, Series 1990A
                 (New York City Municipal Water Finance Authority Project),
                 7.500%, 6/15/12

          490   New York State Environmental Facilities Corporation, State                  11/04 at 102.00       AAA       552,230
                 Water Pollution Control Revolving Fund Revenue Bonds, Pooled
                 Loan Issue, Series 1994D, 6.900%, 5/15/15

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds, Pooled
                Loan Issue, Series 2002F:
        1,000    5.250%, 11/15/17                                                           11/12 at 100.00       AAA     1,108,020
        3,345    5.250%, 11/15/19                                                           11/12 at 100.00       AAA     3,647,952

                                       27

                            Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       4,060   New York State Environmental Facilities Corporation, State                  11/12 at 100.00       AAA    $4,424,180
                 Clean Water and Drinking Water Revolving Funds Revenue
                 Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/20
-----------------------------------------------------------------------------------------------------------------------------------
$     351,025   Total Long-Term Investments (cost $348,415,411) - 149.1%                                                381,656,179
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.5)%                                                                   (1,466,004)
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.6)%                                                       (124,300,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $255,890,175
                ===================================================================================================================

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       28

                            Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
                            Portfolio of
                                       INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS - 16.5%

$       5,030   The Trust for Cultural Resources of the City of New York, New York,          7/09 at 101.00       AAA    $5,598,742
                 Revenue Bonds, Series 1999A (American Museum of Natural
                 History), 5.750%, 7/01/29

        3,000   Dormitory Authority of the State of New York, Lease Revenue                  7/09 at 101.00       AAA     3,232,260
                 Bonds (State University Dormitory Facilities Issue),
                 Series 1999C, 5.500%, 7/01/29

        1,000   Dormitory Authority of the State of New York, City University                7/05 at 102.00       AAA     1,041,120
                 System Consolidated Third General Resolution Revenue Bonds,
                 1995 Series 1, 5.375%, 7/01/25

        4,375   Dormitory Authority of the State of New York, Long Island                    9/06 at 102.00       AAA     4,743,069
                 University Insured Revenue Bonds, Series 1996,
                 5.500%, 9/01/26

        1,000   Dormitory Authority of the State of New York, Siena College                  7/07 at 102.00       AAA     1,105,100
                 Insured Revenue Bonds, Series 1997, 5.750%, 7/01/26

        3,250   Dormitory Authority of the State of New York, Fordham                        7/08 at 101.00       AAA     3,349,775
                 University Insured Revenue Bonds, Series 1998, 5.000%, 7/01/28

        6,500   Dormitory Authority of the State of New York, New York Medical               7/08 at 101.00       AAA     6,781,840
                 College Insured Revenue Bonds, Series 1998, 5.000%, 7/01/21

        3,500   Dormitory Authority of the State of New York, The Culinary                   7/09 at 101.00       AAA     3,648,435
                 Institute of America Insured Revenue Bonds, Series 1999,
                 5.000%, 7/01/22

        2,000   Dormitory Authority of the State of New York, Upstate Community              7/10 at 101.00       AAA     2,228,200
                 Colleges, Revenue Bonds, Series 2000A, 5.750%, 7/01/29

        5,000   Dormitory Authority of the State of New York, City University                7/09 at 101.00       AAA     5,374,900
                 System Consolidated Third General Resolution Revenue Bonds,
                 1999 Series 1, 5.500%, 7/01/29

        1,250   Dormitory Authority of the State of New York, Pace University                7/10 at 101.00       AAA     1,436,513
                 Insured Revenue Bonds, Series 2000, 6.000%, 7/01/29

        1,200   Dormitory Authority of the State of New York, Cooper Union                   7/09 at 101.00       AAA     1,413,888
                 Insured Revenue Bonds, Series 1999, 6.250%, 7/01/29

                Dormitory Authority of the State of New York, City University
                System Consolidated Fourth General Resolution Revenue Bonds,
                2000 Series A:
        2,945    5.125%, 7/01/21                                                             7/10 at 100.00       AAA     3,108,506
        4,000    5.125%, 7/01/24                                                             7/10 at 100.00       AAA     4,165,800

        2,000   Dormitory Authority of the State of New York, Yeshiva University             7/11 at 100.00       AAA     2,133,420
                 Insured Revenue Bonds, Series 2001, 5.000%, 7/01/18


-----------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.8%

        2,000   New York City Health and Hospitals Corporation, New York,                    2/09 at 101.00       AAA     2,167,380
                 Health System Bonds, 1999 Series A, 5.125%, 2/15/14

        1,000   Dormitory Authority of the State of New York, Maimonides                     2/06 at 102.00       AAA     1,064,650
                 Medical Center, FHA-Insured Mortgage Hospital Revenue Bonds,
                 Series 1996A, 5.750%, 8/01/24

        3,135   Dormitory Authority of the State of New York, Southside Hospital,            2/08 at 101.50       AAA     3,219,426
                 Secured Hospital Insured Revenue Bonds, Series 1998,
                 5.000%, 2/15/25

                Dormitory Authority of the State of New York, The New York and
                Presbyterian Hospital, FHA-Insured Mortgage Hospital Revenue
                Bonds, Series 1998:
        6,080    4.750%, 8/01/27                                                             2/08 at 101.00       AAA     6,111,434
        4,000    5.000%, 8/01/32                                                             2/08 at 101.00       AAA     4,109,720

        5,000   Dormitory Authority of the State of New York, Highland Hospital              2/08 at 102.00       AAA     5,275,950
                 of Rochester, FHA-Insured Mortgage Hospital Revenue Bonds,
                 Series 1997A, 5.400%, 8/01/27

                                       29

                            Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       3,280   Dormitory Authority of the State of New York (North Shore Health            11/08 at 101.00       AAA    $3,382,172
                 System Obligated Group), North Shore University Hospital
                 Revenue Bonds, Series 1998, 5.000%, 11/01/23

                Dormitory Authority of the State of New York, Montefiore Medical
                Center, FHA-Insured Mortgage Hospital Revenue Bonds, Series
                1999:
        1,000    5.250%, 8/01/19                                                             8/09 at 101.00       AAA     1,088,450
        4,000    5.500%, 8/01/38                                                             8/09 at 101.00       AAA     4,280,680

        8,000   Dormitory Authority of the State of New York (Catholic Health                7/09 at 101.00       AAA     8,638,880
                 Services of Long Island Obligated Group), St. Charles Hospital
                 and Rehabilitation Center Revenue Bonds, Series 1999A,
                 5.500%, 7/01/22

        1,500   Dormitory Authority of the State of New York (Catholic Health                7/09 at 101.00       AAA     1,619,790
                 Services of Long Island Obligated Group), St. Francis Hospital
                 Revenue Bonds, Series 1999A, 5.500%, 7/01/22

        3,000   Dormitory Authority of the State of New York, New Island                     7/09 at 101.00       AAA     3,339,210
                 Hospital Insured Revenue Bonds, Series 1999A, 5.750%, 7/01/19

        8,525   Dormitory Authority of the State of New York (Winthrop South                 7/11 at 101.00       AAA     9,014,335
                 Nassau University Health System Obligation Group), South
                 Nassau Communities Hospital Revenue Bonds, Series 2001B,
                 5.250%, 7/01/26


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.2%

                New York State Housing Finance Agency, Housing Project Mortgage
                Revenue Bonds, 1996 Series A Refunding:
        1,970    6.100%, 11/01/15                                                            5/06 at 102.00       AAA     2,174,250
        2,985    6.125%, 11/01/20                                                            5/06 at 102.00       AAA     3,295,918

          985   New York State Housing Finance Agency, Insured Multifamily                   8/04 at 102.00       AAA     1,037,471
                 Mortgage Housing Revenue Bonds, 1994 Series B,
                 6.250%, 8/15/14


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.7%

        1,985   State of New York Mortgage Agency, Homeowner Mortgage                        4/07 at 102.00       AAA     2,122,441
                 Revenue Bonds, Series 63, 6.125%, 4/01/27 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5%

        3,000   Castle Rest Residential Healthcare Facility, Syracuse,                       8/07 at 102.00       AAA     3,122,550
                 New York, FHA-Insured Mortgage Revenue Bonds, Series
                 1997A, 5.750%, 8/01/37 (Optional put 8/01/07)

        1,185   Village of East Rochester Housing Authority, New York, FHA-Insured           8/07 at 102.00       AAA     1,283,722
                 Mortgage Revenue Bonds (St. Johns Meadows Project),
                 Series 1997A, 5.750%, 8/01/37


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.1%

        1,230   City of Buffalo, New York, School Bonds, Series 1999E, 6.000%, 12/01/18     12/09 at 101.00       AAA     1,443,700

                Chitennango Central School District, Madison and Onondaga
                Counties, New York, Serial Bonds, Series 2000:
        1,125    5.650%, 6/15/18                                                             6/09 at 101.00       AAA     1,271,228
        1,185    5.650%, 6/15/19                                                             6/09 at 101.00       AAA     1,339,026

          500   Village of Freeport, Nassau County, New York, Various Purposes               4/10 at 101.00       Aaa       583,010
                 Serial Bonds, 2000 Series A, 6.000%, 4/01/18

                Germantown Central School District, Columbia County, New York,
                School District Serial Bonds, Series 1999:
          700    5.400%, 6/15/17                                                             6/08 at 101.00       Aaa       762,027
          700    5.400%, 6/15/18                                                             6/08 at 101.00       Aaa       758,058

        2,000   Town of Hempstead, New York, General Obligation Bonds,                       1/11 at 101.00       Aaa     2,259,500
                 Series 2001A, 5.250%, 1/15/14

          700   Jericho Union Free School District, Nassau County, New York,                 8/09 at 101.00       Aaa       788,935
                 School District Serial Bonds, Series 2000, 5.600%, 8/01/18

                Monticello Central School District, Sullivan County, New York,
                Serial Bonds, Series 2000:
        1,905    6.000%, 6/15/18                                                             6/09 at 101.00       AAA     2,218,068
        2,000    6.000%, 6/15/19                                                             6/09 at 101.00       AAA     2,328,680

                                       30

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)
$       2,165   Monticello Central School District, Sullivan County, New York,               6/09 at 101.00       AAA    $2,520,796
                 Serial Bonds, Series 2000, 6.000%, 6/15/20

                County of Nassau, New York, General Obligations, Serial General
                Improvement Bonds, Series F:
        1,505    6.500%, 3/01/17                                                             3/10 at 100.00       AAA     1,814,654
        1,000    6.500%, 3/01/19                                                             3/10 at 100.00       AAA     1,198,480

          910   County of Nassau, New York, General Obligations, Serial General
                Improvement Bonds, Series F,                                                 3/10 at 100.00       AAA     1,087,332
                 6.500%, 3/01/20

                County of Nassau, New York, General Obligations, Serial General
                Improvement Bonds, Series B:
        2,005    5.250%, 6/01/22                                                             6/09 at 102.00       AAA     2,128,829
        1,000    5.250%, 6/01/23                                                             6/09 at 102.00       AAA     1,055,860

          805   County of Nassau, New York, General Obligations, Serial General              9/09 at 102.00       Aaa       882,135
                 Improvement Bonds, Series D, 5.300%, 9/01/17

        1,500   Town of North Hempstead, Nassau County, New York, General                    3/08 at 101.00       Aaa     1,557,090
                 Obligation Refunding Serial Bonds, 1998 Series B,
                 4.750%, 3/01/18

                County of Oneida, New York, General Obligations, Public
                Improvement Bonds, Series 2000:
          500    5.375%, 4/15/18                                                             4/09 at 102.00       AAA       549,520
          500    5.375%, 4/15/19                                                             4/09 at 102.00       AAA       546,180

          255   City of Port Jervis, Orange County, New York, Water Improvement              3/09 at 101.00       Aaa       274,689
                 Serial Bonds, Series 1999, 5.625%, 3/15/24

                County of Suffolk, New York, Public Improvement Serial Bonds,
                2000 Series A:
        1,130    5.750%, 5/01/17                                                             5/10 at 101.00       AAA     1,288,516
        1,100    6.000%, 5/01/18                                                             5/10 at 101.00       AAA     1,284,239

                County of Suffolk, New York, Public Improvement Serial Bonds,
                2000 Series A:
          610    6.000%, 5/01/19                                                             5/10 at 101.00       AAA       712,169
          640    6.000%, 5/01/20                                                             5/10 at 101.00       AAA       747,194

        1,630   Watertown City School District, Jefferson County, New York,                  6/09 at 101.00       AAA     1,857,793
                 General Obligation Bonds, Series 2000, 5.750%, 6/15/19


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 35.9%

        2,760   Metropolitan Transportation Authority, New York, State Service               7/12 at 100.00       AAA     3,111,652
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        1,250    5.500%, 1/01/19                                                             7/12 at 100.00       AAA     1,398,500
        3,500    5.000%, 7/01/30                                                             7/12 at 100.00       AAA     3,629,675

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        1,000    5.500%, 1/01/20                                                             7/12 at 100.00       AAA     1,120,510
        2,000    5.000%, 7/01/25                                                             7/12 at 100.00       AAA     2,077,300

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        6,000    5.250%, 11/15/25                                                           11/12 at 100.00       AAA     6,390,060
        2,500    5.000%, 11/15/32                                                           11/12 at 100.00       AAA     2,593,425

        3,125   Nassau Health Care Corporation, Nassau County, New York,                     8/09 at 102.00       AAA     3,491,781
                 Health System Revenue Bonds, Series 1999 Guaranteed,
                 5.750%, 8/01/29

        3,025   New York City Transit Authority, Metropolitan Transportation                 1/10 at 101.00       AAA     3,422,939
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 2000A, 5.875%, 1/01/30

       10,000   New York City Transitional Finance Authority, New York, Future               5/08 at 101.00       AAA     9,785,800
                 Tax Secured Bonds, Fiscal 1998 Series B, 4.500%, 11/15/27

        5,000   Dormitory Authority of the State of New York, Court Facilities               5/10 at 101.00       AAA     5,577,200
                 Lease Revenue Bonds (The City of New York Issue),
                 Series 1999, 5.750%, 5/15/30

                                       31

                            Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,250   Dormitory Authority of the State of New York, Leake and Watts                7/04 at 102.00       AAA    $1,350,025
                 Services, Inc., Insured Revenue Bonds, Series 1994,
                 6.000%, 7/01/23

        2,250   Dormitory Authority of the State of New York, Insured Revenue                7/08 at 101.00       AAA     2,366,370
                 Bonds (853 Schools Program 1998 Issue 2), St. Anne Institute
                 Insured Revenue Bonds, Series 1998E, 5.000%, 7/01/18

        1,340   Dormitory Authority of the State of New York, Insured Revenue                7/09 at 101.00       AAA     1,528,283
                 Bonds (853 Schools Program  1999 Issue 2), Anderson School,
                 Series 1999E, 5.750%, 7/01/19

        2,000   Dormitory Authority of the State of New York, Special Act                    7/09 at 101.00       AAA     2,281,020
                 School Districts Program Insured Revenue Bonds, Series 1999,
                 5.750%, 7/01/19

        4,300   Dormitory Authority of the State of New York, Mental Health                  2/06 at 102.00       AAA     4,482,836
                 Services Facilities Improvement Revenue Bonds, Series 1996B,
                 5.375%, 2/15/26

        3,000   Dormitory Authority of the State of New York, Mental Health                  2/07 at 102.00       AAA     3,283,860
                 Services Facilities Improvement Revenue Bonds, Series 1997A,
                 5.750%, 8/15/22

                Dormitory Authority of the State of New York, Mental Health
                Services Facilities Improvement Bonds, Series 2001A:
        1,145    5.500%, 8/15/19                                                             8/11 at 100.00       AAA     1,267,240
        1,210    5.500%, 8/15/20                                                             8/11 at 100.00       AAA     1,339,180

        2,480   Dormitory Authority of the State of New York, Mental Health                  8/11 at 100.00       AAA     2,744,765
                 Services Facilities Improvement Revenue Bonds, Series 2001B,
                 5.500%, 8/15/19

        1,670   Dormitory Authority of the State of New York, Mental Health                  8/10 at 100.00       AAA     1,922,871
                 Facilities Improvement Revenue Bonds, Series 2000D,
                 5.875%, 2/15/16

        2,265   New York State Environmental Facilities Corporation, Riverbank               4/07 at 100.00       AAA     2,330,957
                 State Park, Special Obligation Refunding Revenue Bonds,
                 1996 Series, 5.125%, 4/01/22

        1,750   New York Local Government Assistance Corporation                             4/08 at 101.00       AAA     1,811,390
                 (A Public Benefit Corporation of the State of New York),
                 Series 1997B Refunding Bonds, 4.875%, 4/01/20

        3,000   New York State Medical Care Facilities Finance Agency,                       2/04 at 102.00       AAA     3,072,870
                 Mental Health Services Facilities Improvement Revenue Bonds,
                 1994 Series A, 5.250%, 8/15/23

           35   New York State Medical Care Facilities Finance Agency,                       2/05 at 102.00       AAA        37,079
                 Mental Health Services Facilities Improvement Revenue Bonds,
                 1995 Series A, 6.000%, 2/15/25

           40   New York State Medical Care Facilities Finance Agency,                       8/04 at 102.00       AAA        43,626
                 Mental Health Services Facilities Improvement Revenue Bonds,
                 1994 Series E, 6.250%, 8/15/19

        2,080   New York State Medical Care Facilities Finance Agency,                       2/04 at 102.00       AAA     2,149,056
                 Mental Health Services Facilities Improvement Revenue Bonds,
                 1993 Series F Refunding, 5.250%, 2/15/19

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Series 2002B:
        1,290    5.375%, 4/01/17                                                             4/12 at 100.00       AAA     1,442,607
        1,300    5.375%, 4/01/18                                                             4/12 at 100.00       AAA     1,441,791

        3,500   New York State Thruway Authority, Highway and Bridge Trust Fund              4/12 at 100.00       AAA     3,850,315
                 Bonds, Series 2002A, 5.250%, 4/01/17

        5,500   New York State Urban Development Corporation, Correctional                   1/09 at 101.00       AAA     5,531,350
                 Facilities Service Contract Revenue Bonds, Series B,
                 4.750%, 1/01/28

                New York State Urban Development Corporation, Correctional
                Facilities Service Contract Revenue Bonds, Series C:
        3,000    5.125%, 1/01/21                                                             1/11 at 100.00       AAA     3,175,560
        7,900    6.000%, 1/01/29                                                             1/09 at 101.00       AAA     9,056,402

        3,250   New York State Urban Development Corporation, Correctional                   1/11 at 100.00       AAA     3,417,115
                 Facilities Service Contract Revenue Bonds, Series C,
                 5.125%, 1/01/22

        1,000   Puerto Rico Highway and Transportation Authority, Transportation             7/10 at 101.00       AAA     1,148,160
                 Revenue Bonds, Series B, 5.875%, 7/01/35

        2,000   Puerto Rico Municipal Finance Agency, Serial Bonds,                          8/09 at 101.00       AAA     2,260,260
                 1999 Series A, 5.500%, 8/01/19

        1,435   Suffolk County Industrial Development Agency, New York, Civic               10/10 at 102.00       Aaa     1,696,959
                 Facility Revenue Bonds, Series 1999A (Hampton Bays Public
                 Library Project), 6.000%, 10/01/19

                                       32

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 10.9%

$       2,000   Metropolitan Transportation Authority, New York, Transportation             11/12 at 100.00       AAA    $2,245,000
                 Revenue Bonds, Series 2002A Refunding, 5.500%, 11/15/19

        2,300   Niagara Frontier Transportation Authority, New York, Airport                 4/09 at 101.00       AAA     2,479,906
                 Revenue Bonds (Buffalo Niagara International Airport),
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)

        5,000   Port Authority of New York and New Jersey, Consolidated Bonds,              10/07 at 101.00       AAA     5,373,950
                 One Hundred Twentieth Series,  5.750%, 10/15/26 (Alternative
                 Minimum Tax)

        5,025   Port Authority of New York and New Jersey, Special Project Bonds,           12/07 at 100.00       AAA     5,461,321
                 Series 6, JFK International Air Terminal LLC Project,
                 5.750%, 12/01/25 (Alternative Minimum Tax)

                Puerto Rico Ports Authority, Revenue Bonds, Series D:
        5,250    7.000%, 7/01/14 (Alternative Minimum Tax)                                   1/03 at 101.00       AAA     5,404,875
       11,500    6.000%, 7/01/21 (Alternative Minimum Tax)                                   1/03 at 100.00       AAA    11,532,660


-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 28.1%

                City of Buffalo, New York, General Obligation Bonds, Series 1999D:
          525    6.000%, 12/01/18 (Pre-refunded to 12/01/09)                                12/09 at 101.00       AAA       637,529
          425    6.000%, 12/01/19 (Pre-refunded to 12/01/09)                                12/09 at 101.00       AAA       516,095

                East Rochester Union Free School District, Monroe County, New
                York, Serial Bonds, Series 2000:
          265    5.750%, 6/15/17 (Pre-refunded to 6/15/09)                                   6/09 at 101.00       Aaa       314,428
          200    5.750%, 6/15/18 (Pre-refunded to 6/15/09)                                   6/09 at 101.00       Aaa       237,304

          200   East Rochester Union Free School District, Monroe County,                    6/09 at 101.00       Aaa       237,304
                 New York, Serial Bonds, Series 2000, 5.750%, 6/15/19
                 (Pre-refunded to 6/15/09)

                Longwood Central School District, Suffolk County, New York,
                Serial Bonds, Series 2000:
        1,410    5.750%, 6/15/17 (Pre-refunded to 6/15/11)                                   6/11 at 101.00       Aaa     1,698,571
        1,410    5.750%, 6/15/18 (Pre-refunded to 6/15/11)                                   6/11 at 101.00       Aaa     1,698,571

                Lyndonville Central School District, Orleans County, New York,
                School District Serial Bonds Series 2000:
          330    5.750%, 6/01/18 (Pre-refunded to 6/01/08)                                   6/08 at 101.00       Aaa       387,783
          330    5.750%, 6/01/19 (Pre-refunded to 6/01/08)                                   6/08 at 101.00       Aaa       387,783

        2,210   Metropolitan Transportation Authority, New York, Commuter                    7/07 at 102.00       AAA     2,379,021
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20

       10,215   Metropolitan Transportation Authority, New York, Commuter                    7/09 at 100.00       AAA    11,819,368
                 Facilities Revenue Bonds, Series 1997C, 5.375%, 7/01/27
                 (Pre-refunded to 7/01/09)

        2,650   Metropolitan Transportation Authority, New York, Commuter                    7/13 at 100.00       AAA     3,038,066
                 Facilities Revenue Bonds, Series 1997E, 5.000%, 7/01/21
                 (Pre-refunded to 7/01/13)

        1,000   Metropolitan Transportation Authority, New York, Commuter                    7/11 at 100.00       AAA     1,160,750
                 Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28
                 (Pre-refunded to 7/01/11)

        3,775   Metropolitan Transportation Authority, New York, Dedicated Tax              10/10 at 100.00       AAA     4,362,239
                 Fund Bonds, Series 1996A, 5.250%, 4/01/26 (Pre-refunded
                 to 10/01/10)

                Metropolitan Transportation Authority, New York, Dedicated Tax
                Fund Bonds, Series 1998A:
        5,090    5.000%, 4/01/23 (Pre-refunded to 10/01/15)                                 10/15 at 100.00       AAA     5,793,489
        7,600    4.750%, 4/01/28 (Pre-refunded to 10/01/15)                                 10/15 at 100.00       AAA     8,438,508

        1,000   Metropolitan Transportation Authority, New York, Dedicated Tax              10/14 at 100.00       AAA     1,142,290
                 Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded
                 to 10/01/14)

        1,550   City of New York, New York, General Obligation Bonds, Fiscal 1991           12/02 at 100.75       AAA     1,576,211
                 Series B, 7.000%, 6/01/04

                City of New York, New York, General Obligation Bonds, Fiscal
                1990 Series I:
          950    7.250%, 8/15/14                                                             2/03 at 100.00       AAA     1,046,710
        1,270    7.250%, 8/15/17                                                             2/03 at 100.00       AAA     1,399,286

                City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series A:
        3,030    7.250%, 3/15/18                                                             3/03 at 100.00       AAA     3,390,873
        2,250    7.250%, 3/15/19                                                             3/03 at 100.00       AAA     2,458,508

                                       33

                            Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$         340   New York City Municipal Water Finance Authority, New York,                   6/10 at 101.00       AAA    $  413,824
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series B,
                 6.100%, 6/15/31 (Pre-refunded to 6/15/10)

        1,085   Dormitory Authority of the State of New York, Judicial Facilities              No Opt. Call       AAA     1,404,023
                 Lease Revenue Bonds (Suffolk County Issue), Series 1986,
                 7.375%, 7/01/16

        4,585   New York State Housing Finance Agency, State University                        No Opt. Call       AAA     5,173,622
                 Construction Bonds, 1986 Series A, 7.900%, 11/01/06

        3,140   New York State Medical Care Facilities Finance Agency,                       2/05 at 102.00       AAA     3,519,155
                 Mental Health Services Facilities Improvement Revenue Bonds,
                 1995 Series A, 6.000%, 2/15/25 (Pre-refunded to 2/15/05)

        6,000   New York State Medical Care Facilities Finance Agency,                       2/05 at 102.00       AAA     6,835,860
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.800%, 8/15/24 (Pre-refunded to 2/15/05)

        5,915   Dormitory Authority of the State of New York, Revenue Bonds,                 5/12 at 101.00       AAA     6,865,836
                 State University Educational Facilities, Series 2002A,
                 5.125%, 5/15/20 (Pre-refunded to 5/15/12)

        4,150   New York State Thruway Authority, General Revenue Bonds,                     1/05 at 102.00       AAA     4,630,902
                 Series C, 6.000%, 1/01/25 (Pre-refunded to 1/01/05)

        1,000   Commonwealth of Puerto Rico, Public Improvement Bonds                        7/10 at 100.00       AAA     1,172,680
                 of 2000 (General Obligation Bonds), 5.750%, 7/01/26
                 (Pre-refunded to 7/01/10)


-----------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.8%

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        7,000    5.125%, 12/01/22                                                            6/08 at 101.00       AAA     7,293,930
        3,000    5.250%, 12/01/26                                                            6/08 at 101.00       AAA     3,133,830

        3,000   Long Island Power Authority, New York, Electric System General               6/08 at 101.00       AAA     3,315,870
                 Revenue Bonds, Series 1998A, 5.750%, 12/01/24

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        2,500    5.000%, 9/01/27                                                             9/11 at 100.00       AAA     2,586,275
        2,500    5.250%, 9/01/28                                                             9/11 at 100.00       AAA     2,639,225

        2,275   New York State Energy Research and Development Authority,                   11/02 at 102.00       AAA     2,328,144
                 Adjustable Rate Gas Facilities  Revenue Bonds, Series 1989B
                 (The Brooklyn Union Gas Company Project), 6.750%, 2/01/24
                 (Alternative Minimum Tax)

        2,250   New York State Energy Research and Development Authority,                    7/03 at 102.00       AAA     2,314,013
                 Gas Facilities Revenue Bonds, Series C (The Brooklyn Union
                 Gas Company Project), 5.600%, 6/01/25 (Alternative
                 Minimum Tax)

        1,000   New York State Energy Research and Development Authority,                    7/05 at 102.00       AAA     1,066,390
                 Pollution Control Revenue Bonds, New York State Electric and
                 Gas Corporation Project, Series 1987A, 6.150%, 7/01/26
                 (Alternative Minimum Tax)

        2,500   New York State Energy Research and Development Authority,                   11/02 at 102.00       AAA     2,554,650
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation Project, Series 1992B, 6.500%, 5/15/32 (Alternative
                 Minimum Tax)

        2,000   New York State Energy Research and Development Authority,                    9/08 at 102.00       AAA     2,213,280
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation Project, Series 1998A, 5.950%, 9/01/33 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.8%

        3,655   Buffalo Municipal Water Finance Authority, New York, Water                   7/09 at 101.00       AAA     4,201,642
                 System Revenue Bonds, Series 1999, 6.000%, 7/01/29

        2,115   Town of Clifton Park Water Authority, New York, Water System                10/03 at 102.00       AAA     2,139,365
                 Revenue Bonds, Series 1993, 5.000%, 10/01/26

        5,000   New York City Municipal Water Finance Authority, New York,                   6/06 at 101.00       AAA     5,581,050
                 Water and Sewer System Revenue Bonds, Fiscal 1996 Series B,
                 5.750%, 6/15/26

        1,000   New York City Municipal Water Finance Authority, New York,                   6/07 at 101.00       AAA     1,101,890
                 Water and Sewer System Revenue Bonds, Fiscal 1997 Series B,
                 5.750%, 6/15/29

                                       34

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       5,000   New York City Municipal Water Finance Authority, New York,                   6/08 at 101.00       AAA    $5,023,900
                 Water and Sewer System Revenue Bonds, Fiscal 1999 Series A,
                 4.750%, 6/15/31

        4,750   New York City Municipal Water Finance Authority, New York,                   6/09 at 101.00       AAA     5,127,483
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.500%, 6/15/32

        2,000   New York City Municipal Water Finance Authority, New York,                   6/11 at 100.00       AAA     2,109,160
                 Water and Sewer System Revenue Bonds, Fiscal 2002 Series A,
                 5.250%, 6/15/33

        1,660   New York City Municipal Water Finance Authority, New York,                   6/10 at 101.00       AAA     1,982,483
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series B,
                 6.100%, 6/15/31

        5,000   Suffolk County Water Authority, New York, Water System                       6/03 at 102.00       AAA     5,116,850
                 Revenue Bonds, Series 1994,  5.000%, 6/01/17

        2,750   Western Nassau County Water Authority, New York, System                      5/06 at 102.00       AAA     3,005,390
                 Revenue Bonds, Series 1995, 5.650%, 5/01/26
-----------------------------------------------------------------------------------------------------------------------------------
$     404,060   Total Long-Term Investments (cost $391,445,708) - 146.3%                                                438,067,615
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      5,407,235
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.1)%                                                       (144,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $299,474,850
                ===================================================================================================================

                         All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                         Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                         Government agency securities, any of which ensure the timely payment of principal and interest.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                                       35

                            Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
                            Portfolio of
                                       INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 20.1%

                Town of Amherst Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, UBF Faculty-Student Housing Corporation
                - Village Green Project, Series 2000A:
$       1,315    5.625%, 8/01/20                                                             8/10 at 102.00       AAA    $1,496,220
          610    5.750%, 8/01/25                                                             8/10 at 102.00       AAA       682,438

          500   Town of Amherst Industrial Development Agency, New York,                     8/10 at 102.00       AAA       568,905
                 Civic Facility Revenue Bonds, UBF Faculty-Student Housing
                 Corporation - Lakeside Cottage Project, Series 2000B,
                 5.625%, 8/01/20

        1,000   Nassau County Industrial Development Agency, New York, Civic                 7/08 at 102.00       AAA     1,034,010
                 Facility Revenue and Refunding Bonds (Hofstra University
                 Project), Series 1998, 5.000%, 7/01/23

        1,000   The Trust for Cultural Resources of the City of New York,                    7/09 at 101.00       AAA     1,113,070
                 Revenue Bonds, Series 1999A (American Museum of Natural
                 History), 5.750%, 7/01/29

        7,250   New York City Industrial Development Agency, New York, Civic                 1/09 at 101.00       AAA     7,474,388
                 Facility Revenue Bonds (Horace Mann School Project),
                 5.000%, 7/01/28

        2,095   Dormitory Authority of the State of New York, State University               7/11 at 100.00       AAA     2,338,942
                 Dormitory Facilities Lease Revenue Bonds, Series 2001,
                 5.500%, 7/01/18

       12,875   Dormitory Authority of the State of New York, Mount Sinai                    1/03 at 101.00       AAA    13,059,370
                 School of Medicine Insured Revenue Bonds, Series 1991,
                 6.750%, 7/01/15

        1,870   Dormitory Authority of the State of New York, Fordham                        1/03 at 100.00       AAA     1,878,434
                 University Insured Revenue Bonds, Series 1990, 7.200%, 7/01/15

        1,175   Dormitory Authority of the State of New York, City University                7/05 at 102.00       AAA     1,223,316
                 System Consolidated Third General Resolution Revenue Bonds,
                 1995 Series 1, 5.375%, 7/01/25

        2,000   Dormitory Authority of the State of New York, Siena College                  7/07 at 102.00       AAA     2,210,200
                 Insured Revenue Bonds, Series 1997, 5.750%, 7/01/26

        4,860   Dormitory Authority of the State of New York, Fordham University             7/08 at 101.00       AAA     5,009,202
                 Insured Revenue Bonds, Series 1998, 5.000%, 7/01/28

                Dormitory Authority of the State of New York, City University
                System Consolidated Third General Resolution Revenue Bonds, 1997
                Series 1:
        3,120    5.375%, 7/01/24                                                             1/08 at 102.00       AAA     3,301,958
        7,000    5.125%, 7/01/27                                                             1/08 at 102.00       AAA     7,252,350

        4,500   Dormitory Authority of the State of New York, Ithaca College                 7/08 at 101.00       Aaa     4,695,120
                 Insured Revenue Bonds, Series 1998, 5.000%, 7/01/21

        1,500   Dormitory Authority of the State of New York, Upstate Community              7/10 at 101.00       AAA     1,671,150
                 Colleges Revenue Bonds, Series 2000A, 5.750%, 7/01/29

                Dormitory Authority of the State of New York, University of
                Rochester Revenue Bonds, Series 2000A:
        1,990    0.000%, 7/01/17                                                             7/10 at 101.00       AAA     1,447,407
        2,235    0.000%, 7/01/18                                                             7/10 at 101.00       AAA     1,619,436
        2,495    0.000%, 7/01/19                                                             7/10 at 101.00       AAA     1,800,991
        1,870    0.000%, 7/01/21                                                             7/10 at 101.00       AAA     1,332,543

          500   Dormitory Authority of the State of New York, Pace University                7/10 at 101.00       AAA       574,605
                 Insured Revenue Bonds, Series 2000, 6.000%, 7/01/29

        3,485   Dormitory Authority of the State of New York, City University                7/10 at 100.00       AAA     3,629,453
                 System Consolidated Fourth General Resolution Revenue Bonds,
                 2000 Series A, 5.125%, 7/01/24

                Dormitory Authority of the State of New York, Canisius College
                Revenue Bonds, Series 2000:
        1,000    5.100%, 7/01/20                                                             7/11 at 101.00       AAA     1,070,610
        2,875    5.250%, 7/01/30                                                             7/11 at 101.00       AAA     3,051,669

                                       36

                            Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                            Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                Dormitory Authority of the State of New York, New York
                University Insured Revenue Bonds, 2001 Series 2:
$       1,350    5.500%, 7/01/18                                                             7/11 at 100.00       AAA    $1,507,194
          800    5.500%, 7/01/20                                                             7/11 at 100.00       AAA       888,144
          600    5.500%, 7/01/21                                                             7/11 at 100.00       AAA       663,774

        2,500   Dormitory Authority of the State of New York, New York                         No Opt. Call       AAA     2,933,400
                 University Revenue Bonds, Series 2001-1, 5.500%, 7/01/40

        2,125   Dormitory Authority of the State of New York, Yeshiva University             7/11 at 100.00       AAA     2,252,309
                 Insured Revenue Bonds, Series 2001, 5.000%, 7/01/19


-----------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 15.4%

                Dormitory Authority of the State of New York, St. Vincent's
                Hospital and Medical Center of New York, FHA-Insured Mortgage
                Revenue Bonds, Series 1991:
        3,245    7.375%, 8/01/11                                                             2/03 at 101.00       AAA     3,292,345
        4,150    7.400%, 8/01/30                                                             2/03 at 101.00       AAA     4,264,955

        6,000   Dormitory Authority of the State of New York, Millard Fillmore               8/04 at 105.00       AAA     6,289,440
                 Hospitals, FHA-Insured Mortgage Hospital Revenue Bonds,
                 Series 1997, 5.375%, 2/01/32

          490   Dormitory Authority of the State of New York, Maimonides                       No Opt. Call       AAA       512,011
                 Medical Center, FHA-Insured Mortgage Hospital Revenue
                 Bonds, Series 1996A, 5.500%, 8/01/14

        6,500   Dormitory Authority of the State of New York, United Health                  2/08 at 102.00       AAA     6,837,090
                 Services, FHA-Insured Mortgage Revenue Refunding Bonds,
                 Series 1997, 5.375%, 8/01/27

       10,000   Dormitory Authority of the State of New York, The New York                   2/08 at 101.00       AAA    10,274,300
                 and Presbyterian Hospital, FHA-Insured Mortgage Hospital
                 Revenue Bonds, Series 1998, 5.000%, 8/01/32

        5,730   Dormitory Authority of the State of New York, Montefiore                     8/09 at 101.00       AAA     6,132,074
                 Medical Center, FHA-Insured Mortgage Hospital Revenue
                 Bonds, Series 1999, 5.500%, 8/01/38

        6,430   Dormitory Authority of the State of New York (Catholic Health                7/09 at 101.00       AAA     6,900,419
                 Services of Long Island Obligated Group), St. Francis Hospital
                 Revenue Bonds, Series 1999A, 5.500%, 7/01/24

       12,020   Dormitory Authority of the State of New York, Winthrop                       7/11 at 101.00       AAA    12,709,948
                 South Nassau University Health System Obligated Group,
                 Series 2001A, Withrop University Hospital Association
                 Revenue Bonds, 5.250%, 7/01/26

        2,025   Dormitory Authority of the State of New York, Winthrop South                 7/11 at 101.00       AAA     2,137,955
                 Nassau University Health System Obligation Group,
                 Series 2001B, South Nassau Communities Hospital Revenue
                 Bonds, 5.250%, 7/01/31


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.5%

       15,000   New York City Housing Development Corporation, New York,                    10/02 at 105.00       AAA    15,781,800
                 Pass-Through Certificates, Multifamily Housing Limited
                 Obligation Bonds, Series 1991C, 6.500%, 2/20/19

                New York State Housing Finance Agency, Housing Project Mortgage
                Revenue Bonds, 1996 Series A Refunding:
          980    6.100%, 11/01/15                                                            5/06 at 102.00       AAA     1,081,606
        3,980    6.125%, 11/01/20                                                            5/06 at 102.00       AAA     4,394,557


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.4%

        1,470   State of New York Mortgage Agency, Homeowner Mortgage                        9/04 at 102.00       AAA     1,552,673
                 Revenue Bonds, Series 43, 6.450%, 10/01/17


-----------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.2%

        2,000   Town of Babylon Industrial Development Agency, New York,                     8/09 at 101.00       AAA     2,232,600
                 Civic Facility Revenue Bonds, Series 2000B (WSNCHS East,
                 Inc. Project), 6.000%, 8/01/24

        6,000   Dormitory Authority of the State of New York, Norwegian                      8/11 at 101.00       AAA     6,289,380
                 Christian Home and Health Center, FHA-Insured Mortgage
                 Nursing Home Revenue Bonds, Series 2001, 5.200%, 8/01/36

                                       37

                            Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL - 13.0%

                County of Erie, New York, General Obligation Serial Bonds,
                Public Improvement Bonds, Series 1999A:
$         700    5.500%, 10/01/17                                                           10/09 at 101.00       AAA    $  783,671
          700    5.250%, 10/01/19                                                           10/09 at 101.00       AAA       754,061

        2,500   County of Nassau, New York, General Obligations, Serial General              6/09 at 102.00       AAA     2,639,650
                 Improvement Bonds, Series B, 5.250%, 6/01/23

                City of New York, New York, General Obligation Bonds, Fiscal
                1992 Series C:
           45    6.250%, 8/01/10                                                             2/03 at 101.50       AAA        45,842
           45    6.625%, 8/01/14                                                             2/03 at 101.50       AAA        45,860

                City of New York, New York, General Obligation Bonds, Fiscal
                1998 Series H:
        4,150    5.125%, 8/01/25                                                             8/08 at 101.00       AAA     4,316,830
        6,000    5.375%, 8/01/27                                                             8/08 at 101.00       AAA     6,336,480

        5,000   City of New York, New York, General Obligation Bonds,                        4/09 at 101.00       AAA     5,166,600
                 Fiscal 1999 Series I, 5.000%, 4/15/29

        3,000   City of New York, New York, General Obligation Bonds,                        8/10 at 101.00       AAA     3,222,450
                 Fiscal 2001 Series D, 5.000%, 8/01/16

        3,000   Town of North Hempstead, Nassau County, New York, General                    3/08 at 101.00       Aaa     3,114,180
                 Obligation Refunding Serial Bonds, 1998 Series B,
                 4.750%, 3/01/18

                Town of North Hempstead, Nassau County, New York, General
                Obligation Bonds, 1999 Series B:
        2,135    5.875%, 7/15/18                                                             7/09 at 101.00       Aaa     2,462,893
        2,255    5.875%, 7/15/19                                                             7/09 at 101.00       Aaa     2,601,323

                County of Oneida, New York, General Obligations, Public
                Improvement Bonds, Series 2000:
          100    5.375%, 4/15/18                                                             4/09 at 102.00       AAA       109,904
          100    5.375%, 4/15/19                                                             4/09 at 102.00       AAA       109,236

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/17                                                             6/10 at 100.00       Aaa       603,026
          525    5.875%, 6/15/18                                                             6/10 at 100.00       Aaa       603,026
          525    5.875%, 6/15/20                                                             6/10 at 100.00       Aaa       598,106
          525    5.875%, 6/15/21                                                             6/10 at 100.00       Aaa       598,106
          525    5.875%, 6/15/22                                                             6/10 at 100.00       Aaa       589,895
          525    5.875%, 6/15/23                                                             6/10 at 100.00       Aaa       587,307
          525    5.875%, 6/15/24                                                             6/10 at 100.00       Aaa       586,940
          525    5.875%, 6/15/26                                                             6/10 at 100.00       Aaa       591,003
          525    5.875%, 6/15/28                                                             6/10 at 100.00       Aaa       593,051

                Rensselaer County, New York, General Obligation Serial Bonds,
                Series 1991:
          960    6.700%, 2/15/16                                                               No Opt. Call       AAA     1,244,458
          960    6.700%, 2/15/17                                                               No Opt. Call       AAA     1,251,974
          960    6.700%, 2/15/18                                                               No Opt. Call       AAA     1,256,381
          960    6.700%, 2/15/19                                                               No Opt. Call       AAA     1,255,104
          960    6.700%, 2/15/20                                                               No Opt. Call       AAA     1,262,995
          747    6.700%, 2/15/21                                                               No Opt. Call       AAA       978,174

                City of Rochester, New York, General Obligation Serial Bonds,
                Series 1999:
          735    5.250%, 10/01/20                                                              No Opt. Call       AAA       839,341
          735    5.250%, 10/01/21                                                              No Opt. Call       AAA       830,682
          730    5.250%, 10/01/22                                                              No Opt. Call       AAA       817,695
          730    5.250%, 10/01/23                                                              No Opt. Call       AAA       812,884
          730    5.250%, 10/01/24                                                              No Opt. Call       AAA       811,950
          730    5.250%, 10/01/25                                                              No Opt. Call       AAA       812,986
          725    5.250%, 10/01/26                                                              No Opt. Call       AAA       808,303


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 39.7%

        1,000   Battery Park City Authority, New York, Senior Revenue Refunding             11/03 at 102.00       AAA     1,032,220
                 Bonds, Series 1993A, 5.250%, 11/01/17

        4,600   Metropolitan Transportation Authority, New York, State Service               7/12 at 100.00       AAA     5,186,086
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18

                                       38

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
$       3,000    5.500%, 1/01/19                                                             7/12 at 100.00       AAA    $3,356,400
        4,000    5.500%, 1/01/20                                                             7/12 at 100.00       AAA     4,482,040
        2,000    5.000%, 7/01/25                                                             7/12 at 100.00       AAA     2,077,300
        4,000    5.000%, 7/01/30                                                             7/12 at 100.00       AAA     4,148,200

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        7,500    5.250%, 11/15/25                                                           11/12 at 100.00       AAA     7,987,575
        4,500    5.000%, 11/15/32                                                           11/12 at 100.00       AAA     4,668,165

        5,875   New York City Transit Authority, Metropolitan Transportation                 1/10 at 101.00       AAA     6,190,018
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 1999A, 5.250%, 1/01/29

        5,225   New York City Transit Authority, Metropolitan Transportation                 1/10 at 101.00       AAA     5,912,349
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 2000A, 5.875%, 1/01/30

        2,000   New York City Transitional Finance Authority, New York, Future               8/07 at 101.00       AAA     2,053,120
                 Tax Secured Bonds, Fiscal 1998 Series A, 5.000%, 8/15/27

        2,000   New York City Transitional Finance Authority, New York, Future               5/08 at 101.00       AAA     1,957,160
                 Tax Secured Bonds, Fiscal 1998 Series B, 4.500%, 11/15/27

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal 2002 Series B:
        2,820    5.250%, 5/01/16                                                            11/11 at 101.00       AAA     3,127,521
        1,000    5.250%, 5/01/17                                                            11/11 at 101.00       AAA     1,100,980

        5,250   Dormitory Authority of the State of New York, Court Facilities               5/10 at 101.00       AAA     5,856,060
                 Lease Revenue Bonds (The City of New York Issue), Series 1999,
                 5.750%, 5/15/30

          505   Dormitory Authority of the State of New York, Judicial Facilities           10/02 at 114.14      Baa1       579,210
                 Lease Revenue Bonds (Suffolk County Issue), Series 1991A,
                 9.500%, 4/15/14

        5,000   Dormitory Authority of the State of New York, Insured Revenue                7/04 at 102.00       AAA     5,400,100
                 Bonds, Leake and Watts Services, Inc., Series 1994,
                 6.000%, 7/01/23

                Dormitory Authority of the State of New York, Mental Health
                Services Facilities Improvement Revenue Bonds, Series 1996B:
        2,530    5.375%, 2/15/26                                                             2/06 at 102.00       AAA     2,637,576
        2,660    5.375%, 2/15/26                                                             2/06 at 102.00       AAA     2,773,103

        7,145   Dormitory Authority of the State of New York, Special Act School             7/09 at 101.00       AAA     8,148,944
                 Districts Program Insured Revenue Bonds, Series 1999,
                 5.750%, 7/01/19

        3,000   Dormitory Authority of the State of New York, Mental Health                  2/07 at 102.00       AAA     3,283,860
                 Services Facilities Improvement Revenue Bonds, Series 1997A,
                 5.750%, 8/15/22

        2,000   New York State Environmental Facilities Corporation, Riverbank               4/07 at 100.00       AAA     2,058,240
                 State Park, Special Obligation Refunding Revenue Bonds,
                 1996 Series, 5.125%, 4/01/22

        7,750   New York Local Government Assistance Corporation, Refunding                  4/08 at 101.00       AAA     8,021,870
                 Bonds (A Public Benefit Corporation of the State of New York),
                 Series 1997B, 4.875%, 4/01/20

        4,400   New York Local Government Assistance Corporation,                            4/03 at 102.00       AAA     4,544,232
                 Series 1993B Refunding Bonds, 5.500%, 4/01/21

                State of New York Municipal Bond Bank Agency, Special Program
                Revenue Bonds, City of Buffalo, 2001 Series A:
          875    5.125%, 5/15/19                                                             5/11 at 100.00       AAA       933,345
          920    5.125%, 5/15/20                                                             5/11 at 100.00       AAA       980,656
          965    5.250%, 5/15/21                                                             5/11 at 100.00       AAA
        1,015    5.250%, 5/15/22                                                             5/11 at 100.00       AAA     1,081,939

           20   New York State Medical Care Facilities Finance Agency,                       2/05 at 102.00       AAA        21,188
                 Mental Health Services Facilities Improvement Revenue Bonds,
                 1995 Series A, 6.000%, 2/15/25

        3,970   New York State Medical Care Facilities Finance Agency, Mental                2/03 at 100.00       AAA     4,048,408
                 Health Services Facilities Improvement Revenue Bonds,
                 Series 1992A, 5.500%, 8/15/21

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
        1,835    5.375%, 4/01/17                                                             4/12 at 100.00       AAA     2,052,081
        2,100    5.375%, 4/01/18                                                             4/12 at 100.00       AAA     2,329,047

                                       39

                            Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       3,575   New York State Thruway Authority, Highway and Bridge Trust                  10/11 at 100.00       AAA    $3,948,445
                 Fund Bonds, Series 2001B, 5.250%, 4/01/16

        5,000   New York State Thruway Authority, Highway and Bridge Trust                   4/12 at 100.00       AAA     5,418,050
                 Fund Bonds, Series 2002A, 5.250%, 4/01/19

       10,000   New York State Urban Development Corporation, Correctional                   1/05 at 102.00       AAA    10,658,000
                 Facilities Revenue Bonds, Series 5, 5.500%, 1/01/25

        2,000   New York State Urban Development Corporation, Correctional                   1/06 at 102.00       AAA     2,114,660
                 Facilities Revenue Bonds, Series 6, 5.375%, 1/01/25

                New York State Urban Development Corporation, Correctional
                Facilities Service Contract Revenue Bonds, Series C:
        2,175    5.125%, 1/01/22                                                             1/11 at 100.00       AAA     2,286,839
        6,000    5.125%, 1/01/23                                                             1/11 at 100.00       AAA     6,274,680
        5,000    6.000%, 1/01/29                                                             1/09 at 101.00       AAA     5,731,900
        2,000    5.250%, 1/01/30                                                             1/11 at 100.00       AAA     2,107,240

        4,000   Puerto Rico Highway and Transportation Authority, Transportation               No Opt. Call       AAA     4,739,920
                 Revenue Bonds, Series E Refunding, 5.500%, 7/01/18

        1,000   Puerto Rico Public Finance Corporation, Commonwealth                           No Opt. Call       AAA     1,171,660
                 Appropriation Bonds, 2002 Series E, 5.500%, 8/01/27


-----------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.6%

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Bonds, Series 2002A Refunding:
        6,000    5.500%, 11/15/18                                                           11/12 at 100.00       AAA     6,777,660
        2,000    5.000%, 11/15/30                                                           11/12 at 100.00       AAA     2,076,380

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Bonds, Series 2002E Refunding:
        1,335    5.500%, 11/15/21                                                           11/12 at 100.00       AAA     1,495,000
        4,575    5.000%, 11/15/25                                                           11/12 at 100.00       AAA     4,757,268

        2,500   Niagara Frontier Transportation Authority, New York, Airport                 4/09 at 101.00       AAA     2,695,550
                 Revenue Bonds (Buffalo Niagara Airport), 5.625%, 4/01/29
                 (Alternative Minimum Tax)

        7,000   Port Authority of New York and New Jersey, Consolidated Bonds,              10/07 at 101.00       AAA     7,523,530
                 One Hundred Twentieth Series, 5.750%, 10/15/26 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 20.8%

          325   Brookhaven, New York, General Obligation Bonds, Series 1991B,               10/02 at 102.00       AAA       331,546
                 6.400%, 10/01/11 (Pre-refunded to 10/01/02)

                East Rochester Union Free School District, Monroe County, New
                York, Serial Bonds, Series 2000:
          300    5.750%, 6/15/17 (Pre-refunded to 6/15/09)                                   6/09 at 101.00       Aaa       355,956
          350    5.750%, 6/15/18 (Pre-refunded to 6/15/09)                                   6/09 at 101.00       Aaa       415,282
          365    5.750%, 6/15/19 (Pre-refunded to 6/15/09)                                   6/09 at 101.00       Aaa       433,080

                Longwood Central School District, Suffolk County, New York,
                Serial Bonds, Series 2000:
        1,000    5.750%, 6/15/19 (Pre-refunded to 6/15/11)                                   6/11 at 101.00       Aaa     1,204,660
        1,000    5.750%, 6/15/20 (Pre-refunded to 6/15/11)                                   6/11 at 101.00       Aaa     1,204,660

                Lyndonville Central School District, Orleans County, New York,
                School District Serial Bonds, Series 2000:
          340    5.750%, 6/01/18 (Pre-refunded to 6/01/08)                                   6/08 at 101.00       Aaa       399,534
          340    5.750%, 6/01/19 (Pre-refunded to 6/01/08)                                   6/08 at 101.00       Aaa       399,534

        9,000   Metropolitan Transportation Authority, New York, Commuter                    7/09 at 100.00       AAA    10,413,540
                 Facilities Revenue Bonds, Series 1997C, 5.375%, 7/01/27
                 (Pre-refunded to 7/01/09)

                Metropolitan Transportation Authority, New York, Commuter
                Facilities Revenue Bonds, Series 1998A:
        3,000    5.000%, 7/01/23 (Pre-refunded to 7/01/11)                                   7/11 at 100.00       AAA     3,425,250
        4,695    5.250%, 7/01/28 (Pre-refunded to 7/01/11)                                   7/11 at 100.00       AAA     5,449,721

        3,000   Metropolitan Transportation Authority, New York, Dedicated                  10/10 at 100.00       AAA     3,466,680
                 Tax Fund Bonds, Series 1996A, 5.250%, 4/01/26 (Pre-refunded to 10/01/10)

                                       40

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$      11,000   Metropolitan Transportation Authority, New York, Dedicated                  10/15 at 100.00       AAA   $12,213,630
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28
                 (Pre-refunded to 10/01/15)

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded to 10/01/14)                                 10/14 at 100.00       AAA     4,569,160
        1,000    5.250%, 4/01/23 (Pre-refunded to 10/01/14)                                 10/14 at 100.00       AAA     1,168,710
        3,250    5.000%, 4/01/29 (Pre-refunded to 10/01/14)                                 10/14 at 100.00       AAA     3,712,443

                City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series A:
        1,500    7.250%, 3/15/18                                                             3/03 at 100.00       AAA     1,678,650
        3,100    7.250%, 3/15/19                                                             3/03 at 100.00       AAA     3,387,277

        3,000   City of New York, New York, General Obligation Bonds,                       10/02 at 100.00       AAA     3,049,470
                 Fiscal 1990 Series B, 7.000%, 10/01/19

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal 2000 Series B:
          255    6.100%, 6/15/31 (Pre-refunded to 6/15/10)                                   6/10 at 101.00       AAA       310,368
        1,775    6.000%, 6/15/33 (Pre-refunded to 6/15/10)                                   6/10 at 101.00       AAA     2,148,283

        5,000   Dormitory Authority of the State of New York, State University               5/06 at 102.00       AAA     5,708,550
                 Educational Facilities Revenue Bonds, Series 1996,
                 5.500%, 5/15/26 (Pre-refunded to 5/15/06)

        2,230   New York State Medical Care Facilities Finance Agency,                       2/05 at 102.00       AAA     2,499,273
                 Mental Health Services Facilities Improvement Revenue Bonds,
                 1995 Series A, 6.000%, 2/15/25 (Pre-refunded to 2/15/05)

        5,000   New York State Medical Care Facilities Finance Agency,                       2/05 at 102.00       AAA     5,696,550
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.800%, 8/15/24 (Pre-refunded to 2/15/05)

        5,795   Dormitory Authority of the State of New York, State University               5/12 at 101.00       AAA     6,667,090
                 Educational Facilities Revenue Bonds, Series 2002A,
                 5.000%, 5/15/18 (Pre-refunded to 5/15/12)


-----------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.6%

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        8,300    5.125%, 12/01/22                                                            6/08 at 101.00       AAA     8,648,517
        7,000    5.250%, 12/01/26                                                            6/08 at 101.00       AAA     7,312,270

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24                                                               No Opt. Call       AAA     1,426,560
        4,000    0.000%, 6/01/25                                                               No Opt. Call       AAA     1,357,280
       15,000    0.000%, 6/01/26                                                               No Opt. Call       AAA     4,841,550
        3,000    0.000%, 6/01/27                                                               No Opt. Call       AAA       920,940
        4,500    0.000%, 6/01/28                                                               No Opt. Call       AAA     1,312,200
        3,000    0.000%, 6/01/29                                                               No Opt. Call       AAA       832,500

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        3,000    5.000%, 9/01/27                                                             9/11 at 100.00       AAA     3,103,530
        3,125    5.250%, 9/01/28                                                             9/11 at 100.00       AAA     3,299,031

       10,025   New York State Energy Research and Development Authority,                   11/02 at 102.00       AAA    10,259,184
                 Adjustable Rate Gas Facilities Revenue Bonds, Series 1989B
                 (The Brooklyn Union Gas Company Project), 6.750%, 2/01/24
                 (Alternative Minimum Tax)

        3,000   New York State Energy Research and Development Authority,                    7/05 at 102.00       AAA     3,199,170
                 Pollution Control Revenue Bonds,  New York State Electric and
                 Gas Corporation Project, Series 1987A, 6.150%, 7/01/26
                 (Alternative Minimum Tax)

        3,000   New York State Energy Research and Development Authority,                   10/02 at 101.00       AAA     3,112,500
                 Pollution Control Refunding Revenue Bonds, Niagara Mohawk
                 Power Corporation Project, Series 1991A, 6.625%, 10/01/13

        6,000   New York State Energy Research and Development Authority,                    9/08 at 102.00       AAA     6,639,840
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation Project, Series 1998A, 5.950%, 9/01/33
                 (Alternative Minimum Tax)

                                       41

                            Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                                    Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.4%

$       5,000   New York City Municipal Water Finance Authority, New York,                   6/06 at 101.00       AAA    $5,581,050
                 Water and Sewer System Revenue Bonds, Fiscal 1996 Series B,
                 5.750%, 6/15/26

        2,225   New York City Municipal Water Finance Authority, New York,                   6/06 at 101.00       AAA     2,314,757
                 Water and Sewer System Revenue Bonds, Fiscal 1997 Series A,
                 5.375%, 6/15/26

       10,500   New York City Municipal Water Finance Authority, New York,                   6/09 at 101.00       AAA    11,334,435
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.500%, 6/15/32

        5,000   New York City Municipal Water Finance Authority, New York,                   6/11 at 100.00       AAA     5,272,900
                 Water and Sewer System Revenue Bonds, Fiscal 2002 Series A,
                 5.250%, 6/15/33

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal 2000 Series B:
        1,245    6.100%, 6/15/31                                                             6/10 at 101.00       AAA     1,486,864
        1,225    6.000%, 6/15/33                                                             6/10 at 101.00       AAA     1,454,710

          350   New York State Environmental Facilities Corporation, State                   3/03 at 100.00       AAA       351,560
                 Water Pollution Control Revolving Fund Revenue Bonds,
                 Pooled Loan Issue, Series 1991 B, 7.100%, 9/15/11

        2,230   Upper Mohawk Valley Regional Water Finance Authority,                          No Opt. Call       Aaa       847,462
                 New York, Water System Revenue Bonds, Series 2000,
                 0.000%, 4/01/23
-----------------------------------------------------------------------------------------------------------------------------------
$     548,597   Total Long-Term Investments (cost $511,306,461) - 145.7%                                                562,565,441
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.3%                                                                     16,445,380
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.0)%                                                       (193,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $386,010,821
                ===================================================================================================================

                         All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                         Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                         Government agency securities, any of which ensure the timely payment of principal and interest.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                                       42

                            Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
                            Portfolio of
                                    INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 27.9%

                Town of Amherst Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, UBF Faculty-Student Housing Corporation
                - Village Green Project, Series 2000A:
$       1,065    5.625%, 8/01/20                                                             8/10 at 102.00       AAA    $1,211,768
          610    5.750%, 8/01/25                                                             8/10 at 102.00       AAA       682,438

          500   Town of Amherst Industrial Development Agency, New York,                     8/10 at 102.00       AAA       568,905
                 Civic Facility Revenue Bonds, UBF Faculty-Student Housing
                 Corporation - Lakeside Cottage Project, Series 2000B,
                 5.625%, 8/01/20

        2,840   County of Monroe Industrial Development Agency, Monroe                      12/02 at 100.00       AAA     2,864,083
                 County, New York, 1986 Industrial Development Revenue Bonds
                 (Wilmur Associates Facility), Eastman Place Remarketing,
                 7.250%, 12/01/16 (Alternative Minimum Tax)

        6,350   Nassau County Industrial Development Agency, New York, Civic                 7/08 at 102.00       AAA     6,565,964
                 Facility Revenue and Refunding Bonds (Hofstra University
                 Project), Series 1998, 5.000%, 7/01/23

        5,000   The Trust for Cultural Resources of the City of New York,                    7/06 at 101.00       AAA     5,514,400
                 New York, Revenue Bonds, Series 1996 (The New York
                 Botanical Garden), 5.800%, 7/01/26

        7,250   The Trust for Cultural Resources of the City of New York,                    1/07 at 102.00       AAA     7,800,855
                 New York, Revenue Refunding Bonds, Series 1996A (The
                 Museum of Modern Art), 5.500%, 1/01/21

       14,500   The Trust for Cultural Resources of the City of New York,                    4/07 at 101.00       AAA    15,786,440
                 New York, Revenue Bonds, Series 1997A (American Museum
                 of Natural History), 5.650%, 4/01/27

        4,775   New York City Industrial Development Agency, New York, Civic                 6/07 at 102.00       AAA     4,984,288
                 Facility Revenue Bonds (Trinity Episcopal School Corporation
                 Project), 5.250%, 6/15/27

        1,410   Dormitory Authority of the State of New York, State University               7/11 at 100.00       AAA     1,558,769
                 Dormitory Facilities Lease Revenue Bonds, Series 2001,
                 5.500%, 7/01/20

        1,000   Dormitory Authority of the State of New York, Mount Sinai School             1/03 at 101.00       AAA     1,014,320
                 of Medicine Insured Revenue Bonds, Series 1991,
                 6.750%, 7/01/15

        7,515   Dormitory Authority of the State of New York, Marist College                 1/03 at 102.00       AAA     7,697,690
                 Insured Revenue Bonds, Series 1992, 6.000%, 7/01/22

        1,000   Dormitory Authority of the State of New York, Fordham                        7/04 at 102.00       AAA     1,057,680
                 University Insured Revenue Bonds, Series 1994,
                 5.500%, 7/01/23

        1,600   Dormitory Authority of the State of New York, City University                  No Opt. Call       AAA     1,923,744
                 System Consolidated Second General Resolution Revenue
                 Bonds, Series 1993A, 5.750%, 7/01/18

        6,000   Dormitory Authority of the State of New York, City University                  No Opt. Call       AAA     7,185,840
                 System Consolidated Revenue Bonds, Series 1993A,
                 5.750%, 7/01/13

        1,970   Dormitory Authority of the State of New York, University of                  7/04 at 102.00       AAA     2,134,456
                 Rochester Strong Memorial Hospital Revenue Bonds,
                 Series 1994, 5.900%, 7/01/17

        8,500   Dormitory Authority of the State of New York, Ithaca College                 7/07 at 102.00       AAA     8,874,595
                  Insured Revenue Bonds, Series 1997, 5.250%, 7/01/26

        1,150   Dormitory Authority of the State of New York, St. John's                     7/06 at 102.00       AAA     1,296,832
                 University Insured Revenue Bonds, Series 1996, 5.600%, 7/01/16

        4,625   Dormitory Authority of the State of New York, Barnard College                7/07 at 101.00       AAA     4,812,081
                 Insured Revenue Bonds, Series 1996, 5.250%, 7/01/26

        1,700   Dormitory Authority of the State of New York, City University                1/08 at 102.00       AAA     1,761,285
                 System Consolidated Third General Resolution Revenue Bonds,
                 1997 Series 1, 5.125%, 7/01/27

        3,250   Dormitory Authority of the State of New York, Fordham University             7/08 at 101.00       AAA     3,349,775
                  Insured Revenue Bonds, Series 1998, 5.000%, 7/01/28

        2,000   Dormitory Authority of the State of New York, City University                7/08 at 102.00       AAA     2,060,080
                 System Consolidated Third General Resolution Revenue Bonds,
                 1998 Series 1, 5.000%, 7/01/26

                                       43

                            Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,750   Dormitory Authority of the State of New York, Upstate Community              7/10 at 101.00       AAA    $1,949,675
                 Colleges Revenue Bonds, Series 2000A, 5.750%, 7/01/29

                Dormitory Authority of the State of New York, University of
                Rochester Revenue Bonds, Series 2000A:
        1,990    0.000%, 7/01/17                                                             7/10 at 101.00       AAA     1,447,407
        2,230    0.000%, 7/01/18                                                             7/10 at 101.00       AAA     1,615,813
        2,495    0.000%, 7/01/19                                                             7/10 at 101.00       AAA
        1,870    0.000%, 7/01/21                                                             7/10 at 101.00       AAA     1,332,543

        4,000   Dormitory Authority of the State of New York, State University                 No Opt. Call       AAA     4,802,080
                 Educational Facilities Revenue Bonds, Series 2000C, 1989
                 Resolution, 5.750%, 5/15/16

        2,000   Dormitory Authority of the State of New York, City University                7/10 at 100.00       AAA     2,086,900
                 System Consolidated Fourth General Resolution Revenue
                 Bonds, 2000 Series A, 5.125%, 7/01/23

        1,000   Dormitory Authority of the State of New York, Series 2001-1,                   No Opt. Call       AAA     1,173,360
                 New York University Revenue Bonds, 5.500%, 7/01/40

        2,750   Dormitory Authority of the State of New York, Yeshiva                        7/11 at 100.00       AAA     2,847,378
                 University Insured Revenue Bonds, Series 2001, 5.000%, 7/01/26


-----------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.6%

        4,000   Dormitory Authority of the State of New York, Millard Fillmore               8/04 at 105.00       AAA     4,192,960
                 Hospitals, FHA-Insured Mortgage Hospital Revenue Bonds,
                 Series 1997, 5.375%, 2/01/32

                Dormitory Authority of the State of New York, The New York and
                Presbyterian Hospital, FHA-Insured Mortgage Hospital Revenue
                Bonds, Series 1998:
        7,000    4.750%, 8/01/27                                                             2/08 at 101.00       AAA     7,036,190
        1,000    5.000%, 8/01/32                                                             2/08 at 101.00       AAA     1,027,430

        9,000   Dormitory Authority of the State of New York (Catholic Health                7/09 at 101.00       AAA     9,658,440
                 Services of Long Island Obligated Group), St. Francis Hospital
                 Revenue Bonds, Series 1999A, 5.500%, 7/01/24

        9,000   Dormitory Authority of the State of New York, Winthrop South                 7/11 at 101.00       AAA     9,502,020
                 Nassau University Health System  Group, Series 2001B,
                 South Nassau Communities Hospital Revenue Bonds,
                 5.250%, 7/01/31

        5,350   New York State Medical Care Facilities Finance Agency,                      11/02 at 101.00       AAA     5,540,460
                 Sisters of Charity Hospital of Buffalo Project Revenue Bonds,
                 1991 Series A, 6.625%, 11/01/18

        3,300   New York State Medical Care Facilities Finance Agency, Hospital              2/04 at 102.00       AAA     3,392,928
                 Insured Mortgage Revenue Bonds, 1994 Series A Refunding,
                 5.375%, 2/15/25

        3,000   New York State Medical Care Facilities Finance Agency, Montefiore            2/05 at 102.00       AAA     3,228,780
                 Medical Center, FHA-Insured Mortgage Revenue Bonds,
                 1995 Series A, 5.750%, 2/15/25

        1,915   New York State Medical Care Facilities Finance Agency, Health               11/05 at 102.00       AAA     2,169,159
                 Center Projects Revenue Bonds (Secured Mortgage Program),
                 Series 1995A, 6.375%, 11/15/19


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.2%

       12,475   New York City Housing Development Corporation, New York,                    10/02 at 105.00       AAA    13,125,197
                 Multifamily Housing Limited Obligation Bonds, Series 1991C,
                 Pass-Through Certificates, 6.500%, 2/20/19

        1,690   New York State Housing Finance Agency, Housing Project                       5/06 at 102.00       AAA     1,866,030
                 Mortgage Revenue Bonds, 1996 Series A Refunding,
                 6.125%, 11/01/20

        1,570   New York State Housing Finance Agency, Insured Multifamily                   8/04 at 102.00       AAA     1,653,634
                 Mortgage Housing Revenue Bonds, 1994 Series B,
                 6.250%, 8/15/14


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.6%

        1,995   State of New York Mortgage Agency, Homeowner Mortgage                        3/04 at 102.00       AAA     2,059,478
                 Revenue Bonds, Series 33, 5.400%, 10/01/17

        3,980   State of New York Mortgage Agency, Homeowner Mortgage                        4/07 at 102.00       AAA     4,255,575
                 Revenue Bonds, Series 63, 6.125%, 4/01/27 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7%

        4,450   Castle Rest Residential Health Care Facility, Syracuse,                      8/07 at 102.00       AAA     4,631,783
                 New York, FHA-Insured Mortgage Revenue Bonds, Series 1997A,
                 5.750%, 8/01/37 (Optional put 8/01/07)

        2,000   Dormitory Authority of the State of New York, United Cerebral                7/06 at 102.00       AAA     2,163,100
                 Palsy of New York City, Inc., Insured Revenue Bonds,
                 Series 1996, 5.500%, 7/01/24

                                       44

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 7.6%

$       1,000   County of Erie, New York, General Obligation Bonds, 1995 Series B,           6/05 at 101.50       AAA    $1,089,200
                 5.625%, 6/15/20

                County of Monroe, New York, General Obligation Public
                Improvement Bonds, Series 2002:
        2,250    5.000%, 3/01/15                                                             3/12 at 100.00       AAA     2,476,080
        1,000    5.000%, 3/01/17                                                             3/12 at 100.00       AAA     1,081,480

        1,500   County of Nassau, New York, General Obligations, Serial General              6/09 at 102.00       AAA     1,583,790
                 Improvement Bonds, Series B, 5.250%, 6/01/23

          200   City of New York, New York, General Obligation Bonds, Fiscal 1992            2/03 at 101.50       AAA       203,968
                 Series C, 6.625%, 8/01/15

                City of New York, New York, General Obligation Bonds, Fiscal
                2001 Series D:
        1,500    5.250%, 8/01/15                                                             8/10 at 101.00       AAA     1,675,140
        5,360    5.250%, 8/01/15                                                             8/10 at 101.00       AAA     5,985,834
        5,000    5.000%, 8/01/16                                                             8/10 at 101.00       AAA     5,370,750

        5,000   City of New York, New York, General Obligation Bonds,                        3/12 at 100.00       AAA     5,244,350
                 Fiscal 2002 Series C, 5.125%, 3/15/25

                Peru Central School District, Clinton County, New York, General
                Obligation Bonds, Series 2002B Refunding:
        1,845    4.000%, 6/15/18                                                             6/12 at 100.00       AAA     1,807,989
        1,915    4.000%, 6/15/19                                                             6/12 at 100.00       AAA     1,852,475

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/19                                                             6/10 at 100.00       Aaa       603,026
          525    5.875%, 6/15/25                                                             6/10 at 100.00       Aaa       590,636
          525    5.875%, 6/15/27                                                             6/10 at 100.00       Aaa       591,003


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 44.2%

        4,600   Metropolitan Transportation Authority, New York, State Service               7/12 at 100.00       AAA     5,186,086
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        3,000    5.500%, 1/01/19                                                             7/12 at 100.00       AAA     3,356,400
        8,000    5.000%, 7/01/30                                                             7/12 at 100.00       AAA     8,296,400

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        5,000    5.500%, 1/01/20                                                             7/12 at 100.00       AAA     5,602,550
        3,000    5.000%, 7/01/25                                                             7/12 at 100.00       AAA     3,115,950
        7,500    5.250%, 11/15/25                                                           11/12 at 100.00       AAA     7,987,575
        4,500    5.000%, 11/15/32                                                           11/12 at 100.00       AAA     4,668,165

        5,150   New York City Transit Authority, Metropolitan Transportation                 1/10 at 101.00       AAA     5,827,483
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 2000A, 5.875%, 1/01/30

        3,000   New York City Transitional Finance Authority, New York, Future               8/07 at 101.00       AAA     3,079,680
                 Tax Secured Bonds, Fiscal 1998 Series A, 5.000%, 8/15/27

        3,000   New York City Transitional Finance Authority, New York, Future               5/08 at 101.00       AAA     2,935,740
                 Tax Secured Bonds, Fiscal 1998 Series B, 4.500%, 11/15/27

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal 2002 Series B:
       10,170    5.250%, 5/01/12                                                            11/11 at 101.00       AAA    11,666,516
        2,420    5.250%, 5/01/17                                                            11/11 at 101.00       AAA     2,664,372
        1,000    5.000%, 5/01/30                                                            11/11 at 101.00       AAA     1,036,450

        6,000   Dormitory Authority of the State of New York, Court Facilities               5/10 at 101.00       AAA     6,692,640
                 Lease Revenue Bonds (The City of New York Issue), Series 1999,
                 5.750%, 5/15/30

                Dormitory Authority of the State of New York, Lease Revenue
                Bonds, Madison-Oneida Board of Cooperative Educational Services
                Program, Series 2002:
        1,045    5.250%, 8/15/20                                                             8/12 at 100.00       AAA     1,131,578
        1,100    5.250%, 8/15/21                                                             8/12 at 100.00       AAA     1,184,689

        1,135   Dormitory Authority of the State of New York, Lease Revenue                  8/12 at 100.00       AAA     1,212,952
                 Bonds, Madison-Oneida Board of Cooperative Educational
                 Services Program, Series 2002, 5.250%, 8/15/22

                                       45

                            Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       5,375   Dormitory Authority of the State of New York, Leake and Watts                7/04 at 102.00       AAA    $5,805,108
                 Services, Inc., Insured Revenue Bonds, Series 1994,
                 6.000%, 7/01/23

        2,200   Dormitory Authority of the State of New York, Mental Health                  2/06 at 102.00       AAA     2,282,434
                 Services Facilities Improvement Revenue Bonds, Series 1996B,
                 5.125%, 8/15/21

        3,340   Dormitory Authority of the State of New York, Insured Revenue                7/09 at 101.00       AAA     3,727,507
                 Bonds (853 Schools Program 1999 Issue 1), Harmony Heights
                 School, Series 1999C, 5.500%, 7/01/18

        3,000   Dormitory Authority of the State of New York, Mental Health                  2/07 at 102.00       AAA     3,283,860
                 Services Facilities Improvement Revenue Bonds, Series 1997A,
                 5.750%, 8/15/22

        5,000   Dormitory Authority of the State of New York, Mental Health                  8/10 at 100.00       AAA     5,237,650
                 Facilities Improvement Revenue Bonds, Series 2000D,
                 5.250%, 8/15/30

        5,500   New York Local Government Assistance Corporation (A Public                   4/04 at 100.00       AAA     5,536,740
                 Benefit Corporation of the State of New York), Series 1993D
                 Bonds, 5.000%, 4/01/23

        5,250   New York State Medical Care Facilities Finance Agency, Mental                2/04 at 102.00       AAA     5,424,300
                 Health Services Facilities Improvement Revenue Bonds,
                 1993 Series F Refunding, 5.250%, 2/15/19

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
        3,125    5.375%, 4/01/17                                                             4/12 at 100.00       AAA     3,494,688
        3,000    5.375%, 4/01/18                                                             4/12 at 100.00       AAA     3,327,210

        4,930   New York State Thruway Authority, Highway and Bridge Trust                  10/11 at 100.00       AAA     5,401,801
                 Fund Bonds, Series 2001B, 5.250%, 4/01/17

        6,965   New York State Thruway Authority, Highway and Bridge Trust                   4/12 at 100.00       AAA     7,541,702
                 Fund Bonds, Series 2002A, 5.250%, 4/01/20

        3,000   New York State Urban Development Corporation, Correctional                   1/06 at 102.00       AAA     3,171,990
                 Facilities Revenue Bonds, Series 6, 5.375%, 1/01/25

        3,190   New York State Urban Development Corporation, State Facilities                 No Opt. Call       AAA     3,772,973
                 Revenue Bonds, 1995 Refunding Series, 5.600%, 4/01/15

                New York State Urban Development Corporation, Correctional
                Facilities Service Contract Revenue Bonds, Series C:
        4,250    5.125%, 1/01/22                                                             1/11 at 100.00       AAA     4,468,535
        6,955    5.125%, 1/01/25                                                             1/11 at 100.00       AAA     7,258,725
       10,000    6.000%, 1/01/29                                                             1/09 at 101.00       AAA    11,463,800
        6,000    5.250%, 1/01/30                                                             1/11 at 100.00       AAA     6,321,720

                Puerto Rico Highway and Transportation Authority, Transportation
                Revenue Bonds, Series E Refunding:
        3,000    5.500%, 7/01/14                                                               No Opt. Call       AAA     3,588,300
        6,000    5.500%, 7/01/18                                                               No Opt. Call       AAA     7,109,880


-----------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.5%

        4,250   Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge         1/05 at 101.00       AAA     4,554,343
                 System Revenue Bonds, Series 1995, 5.750%, 1/01/25

                Metropolitan Transportation Authority, New York, Transit Facilities
                Revenue Bonds, Series 1998B:
       10,000    4.875%, 7/01/18                                                             7/08 at 101.00       AAA    10,743,700
        4,500    4.750%, 7/01/26                                                             7/08 at 101.00       AAA     4,625,325

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Bonds, Series 2002A Refunding:
        3,815    5.500%, 11/15/19                                                           11/12 at 100.00       AAA     4,282,338
        4,000    5.000%, 11/15/30                                                           11/12 at 100.00       AAA     4,152,760

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Bonds, Series 2002E Refunding:
        2,665    5.500%, 11/15/21                                                           11/12 at 100.00       AAA     2,984,400
        8,500    5.000%, 11/15/25                                                           11/12 at 100.00       AAA     8,838,640

        1,000   Niagara Frontier Transportation Authority, New York, Airport                 4/04 at 102.00       AAA     1,070,960
                 Revenue Bonds (Greater Buffalo International Airport),
                 Series 1994A, 6.250%, 4/01/24 (Alternative Minimum Tax)

                                       46

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,500   Niagara Frontier Transportation Authority, New York, Airport                 4/09 at 101.00       AAA    $2,695,550
                 Revenue Bonds (Buffalo Niagara International Airport),
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)

        5,000   Triborough Bridge and Tunnel Authority, New York, General                    1/12 at 100.00       AAA     5,416,700
                 Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/20


-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 17.6%

                East Rochester Union Free School District, Monroe County, New
                York, Serial Bonds, Series 2000:
          300    5.750%, 6/15/17 (Pre-refunded to 6/15/09)                                   6/09 at 101.00       Aaa       355,956
          360    5.750%, 6/15/18 (Pre-refunded to 6/15/09)                                   6/09 at 101.00       Aaa       427,147
          400    5.750%, 6/15/19 (Pre-refunded to 6/15/09)                                   6/09 at 101.00       Aaa       474,608

                Longwood Central School District, Suffolk County, New York,
                Serial Bonds, Series 2000:
        1,410    5.750%, 6/15/19 (Pre-refunded to 6/15/11)                                   6/11 at 101.00       Aaa     1,698,571
        1,410    5.750%, 6/15/20 (Pre-refunded to 6/15/11)                                   6/11 at 101.00       Aaa     1,698,571

        3,000   Metropolitan Transportation Authority, New York, Commuter ,                  7/08 at 100.00       AAA     3,547,770
                 Facilities Revenue Bonds, Series 1996A 6.000%, 7/01/16
                 (Pre-refunded to 7/01/08)

       15,000   Metropolitan Transportation Authority, New York, Commuter                    7/09 at 100.00       AAA    17,355,900
                 Facilities Revenue Bonds, Series 1997C, 5.375%, 7/01/27
                 (Pre-refunded to 7/01/09)

          500   Metropolitan Transportation Authority, New York, Commuter                    7/11 at 100.00       AAA       580,375
                 Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28
                 (Pre-refunded to 7/01/11)

        3,000   Metropolitan Transportation Authority, New York, Dedicated                  10/15 at 100.00       AAA     3,330,990
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28 (Pre-refunded to 10/01/15)

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded to 10/01/14)                                 10/14 at 100.00       AAA     4,569,160
        2,000    5.250%, 4/01/23 (Pre-refunded to 10/01/14)                                 10/14 at 100.00       AAA     2,337,420

        2,000   Metropolitan Transportation Authority, New York, Dedicated                  10/14 at 100.00       AAA     2,284,580
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29
                 (Pre-refunded to 10/01/14)

        5,000   Metropolitan Transportation Authority, New York, Dedicated                   4/10 at 100.00       AAA     5,984,350
                 Tax Fund Bonds, Series 2000A, 6.000%, 4/01/30 (Pre-refunded to 4/01/10)

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal 2000 Series B:
          170    6.100%, 6/15/31 (Pre-refunded to 6/15/10)                                   6/10 at 101.00       AAA       206,912
        1,190    6.000%, 6/15/33 (Pre-refunded to 6/15/10)                                   6/10 at 101.00       AAA     1,440,257

        2,500   New York City Transitional Finance Authority, New York, Future               5/10 at 101.00       AAA     3,019,075
                 Tax Secured Bonds, Fiscal 2000 Series B, 6.000%, 11/15/24
                 (Pre-refunded to 5/15/10)

        3,305   Dormitory Authority of the State of New York, Judicial Facilities              No Opt. Call       AAA     4,262,095
                 Lease Revenue Bonds (Suffolk County Issue), Series 1986,
                 7.375%, 7/01/16

        1,240   Dormitory Authority of the State of New York, Sarah Lawrence                 7/05 at 102.00       AAA     1,408,789
                 College Revenue Bonds, Series 1995, 6.000%, 7/01/24
                 (Pre-refunded to 7/01/05)

        3,700   Dormitory Authority of the State of New York, City University                7/04 at 102.00       AAA     4,083,209
                 System Consolidated Third General Resolution Revenue Bonds,
                 1994 Series 1, 6.300%, 7/01/24 (Pre-refunded to 7/01/04)

        1,000   New York State Medical Care Facilities Finance Agency,                      11/03 at 102.00       AAA     1,070,790
                 Rochester, St. Mary's Hospital Mortgage Project Revenue
                 Bonds, 1994 Series A Refunding, 6.200%, 11/01/14
                 (Pre-refunded to 11/01/03)

        8,100   Dormitory Authority of the State of New York, Revenue Bonds,                 5/12 at 101.00       AAA     9,402,075
                 State University Educational Facilities, Series 2002A,
                 5.125%, 5/15/19 (Pre-refunded to 5/15/12)

                                       47

                            Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.2%

$       1,650   Islip Resource Recovery Agency, New York, Resource Recovery                    No Opt. Call       AAA    $2,098,602
                 System Revenue Bonds (1985 Facility), Series 1994B,
                 7.250%, 7/01/11 (Alternative Minimum Tax)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        7,000    5.125%, 12/01/22                                                            6/08 at 101.00       AAA     7,293,930
        3,200    5.750%, 12/01/24                                                            6/08 at 101.00       AAA     3,536,928
        3,000    5.250%, 12/01/26                                                            6/08 at 101.00       AAA     3,133,830

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24                                                               No Opt. Call       AAA     1,426,560
        4,000    0.000%, 6/01/25                                                               No Opt. Call       AAA     1,357,280
        5,000    0.000%, 6/01/26                                                               No Opt. Call       AAA     1,613,850
        7,000    0.000%, 6/01/27                                                               No Opt. Call       AAA     2,148,860
       10,500    0.000%, 6/01/28                                                               No Opt. Call       AAA     3,061,800
        7,000    0.000%, 6/01/29                                                               No Opt. Call       AAA     1,942,500

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        2,500    5.000%, 9/01/27                                                             9/11 at 100.00       AAA     2,586,275
        2,500    5.250%, 9/01/28                                                             9/11 at 100.00       AAA     2,639,225

        5,465   New York State Energy Research and Development Authority,                   11/02 at 102.00       AAA     5,592,662
                 Adjustable Rate Gas Facilities Revenue Bonds, Series 1989A
                 (The Brooklyn Union Gas Company Project), 6.750%, 2/01/24
                 (Alternative Minimum Tax)

        1,250   New York State Energy Research and Development Authority,                    7/03 at 102.00       AAA     1,285,563
                 Gas Facilities Revenue Bonds, Series C (The Brooklyn Union
                 Gas Company Project), 5.600%, 6/01/25 (Alternative
                 Minimum Tax)

       12,000   New York State Energy Research and Development Authority,                   11/02 at 102.00       AAA    12,262,320
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation Project, Series 1992B, 6.500%, 5/15/32 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.3%

        3,250   New York City Municipal Water Finance Authority, New York,                   6/09 at 101.00       AAA     3,508,276
                 Water and Sewer System Revenue  Bonds, Fiscal 2000
                 Series A, 5.500%, 6/15/32

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal 2002 Series A:
        2,000    5.750%, 6/15/27                                                             6/11 at 100.00       AAA     2,246,500
        4,000    5.250%, 6/15/33                                                             6/11 at 100.00       AAA     4,218,320

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal 2000 Series B:
          830    6.100%, 6/15/31                                                             6/10 at 101.00       AAA       991,240
          810    6.000%, 6/15/33                                                             6/10 at 101.00       AAA       961,890

        1,000   Western Nassau County Water Authority, New York, System                      5/06 at 102.00       AAA     1,092,870
                 Revenue Bonds, Series 1995, 5.650%, 5/01/26
-----------------------------------------------------------------------------------------------------------------------------------
$     558,035   Total Long-Term Investments (cost $522,667,648) - 145.4%                                                573,188,066
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.6%                                                                     18,142,018
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.0)%                                                       (197,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $394,330,084
                ===================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                                       48

                            Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
                            Portfolio of
                                    INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 32.5%

                Town of Amherst Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, UBF Faculty-Student Housing Corporation
                - Village Green Project, Series 2000A:
$         250    5.625%, 8/01/20                                                             8/10 at 102.00       AAA    $  284,453
          250    5.750%, 8/01/25                                                             8/10 at 102.00       AAA       279,688

        2,000   County of Monroe Industrial Development Agency, New York,                    6/05 at 102.00       AAA     2,221,440
                 Civic Facility Revenue Bonds (Nazareth College of Rochester
                 Project), Series 1995, 6.000%, 6/01/20

        5,460   The Trust for Cultural Resources of the City of New York,                    7/06 at 101.00       AAA     6,021,725
                 New York, Revenue Bonds, Series 1996 (The New York
                 Botanical Garden), 5.800%, 7/01/26

        1,250   The Trust for Cultural Resources of the City of New York,                    1/07 at 102.00       AAA     1,344,975
                 New York, Revenue Refunding Bonds, Series 1996A (The
                 Museum of Modern Art), 5.500%, 1/01/21

        4,000   The Trust for Cultural Resources of the City of New York,                    4/07 at 101.00       AAA     4,328,920
                 New York, Revenue Bonds, Series 1997A (American Museum
                 of Natural History), 5.650%, 4/01/22

        1,000   New York City Industrial Development Agency, New York, Civic                11/04 at 102.00       AAA     1,114,970
                 Facility Revenue Bonds (USTA National Tennis Center
                 Incorporated Project), 6.375%, 11/15/14

        2,000   Dormitory Authority of the State of New York, Lease Revenue                  7/09 at 101.00       AAA     2,154,840
                 Bonds (State University Dormitory Facilities Issue), Series 1999C,
                 5.500%, 7/01/29

        1,000   Dormitory Authority of the State of New York, State University                 No Opt. Call       AAA     1,165,520
                 Educational Facilities Revenue Bonds, Series 1993A,
                 5.500%, 5/15/19

        2,000   Dormitory Authority of the State of New York, City University                  No Opt. Call       AAA     2,404,680
                 System Consolidated Second General Resolution Revenue
                 Bonds, Series 1993A, 5.750%, 7/01/18

        3,000   Dormitory Authority of the State of New York, New School for                 7/07 at 102.00       AAA     3,315,300
                 Social Research Insured Revenue Bonds, Series 1997,
                 5.750%, 7/01/26

        1,500   Dormitory Authority of the State of New York, St. John's                     7/06 at 102.00       AAA     1,691,520
                 University Insured Revenue Bonds, Series 1996,
                 5.600%, 7/01/16

        2,000   Dormitory Authority of the State of New York, Long Island                    9/06 at 102.00       AAA     2,168,260
                 University Insured Revenue Bonds, Series 1996, 5.500%, 9/01/26

        5,000   Dormitory Authority of the State of New York, Ithaca College                 7/08 at 101.00       Aaa     5,216,800
                 Insured Revenue Bonds, Series 1998, 5.000%, 7/01/21

        1,500   Dormitory Authority of the State of New York, Upstate Community              7/10 at 101.00       AAA     1,671,150
                 Colleges Revenue Bonds, Series 2000A, 5.750%, 7/01/29

        3,215   Dormitory Authority of the State of New York, University of                  7/10 at 101.00       AAA     2,268,536
                 Rochester Revenue Bonds, Series 2000A, 0.000%, 7/01/24

          250   Dormitory Authority of the State of New York, Pace University                7/10 at 101.00       AAA       287,303
                 Insured Revenue Bonds, Series 2000, 6.000%, 7/01/29

        1,000   Dormitory Authority of the State of New York, City University                7/10 at 100.00       AAA     1,048,790
                 System Consolidated Fourth General Resolution Revenue
                 Bonds, 2000 Series A, 5.125%, 7/01/22

                Dormitory Authority of the State of New York, New York
                University Revenue Bonds, Series 2001-1:
        1,500    5.500%, 7/01/24                                                               No Opt. Call       AAA     1,716,810
          500    5.500%, 7/01/40                                                               No Opt. Call       AAA       586,680

          810   Dormitory Authority of the State of New York, Yeshiva University             7/11 at 100.00       AAA       856,089
                 Insured Revenue Bonds, Series 2001, 5.000%, 7/01/20

        1,270   Dormitory Authority of the State of New York, State University               5/12 at 101.00       AAA     1,389,380
                 Educational Facilities Revenue Bonds, Series 2002A,
                 5.000%, 5/15/16

                                       49

                            Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.4%

$       3,000   Dormitory Authority of the State of New York, Ellis Hospital,                8/05 at 102.00       AAA    $3,151,860
                 FHA-Insured Mortgage Hospital Revenue Bonds, Series 1995,
                 5.600%, 8/01/25

        1,500   Dormitory Authority of the State of New York, Vassar Brothers                1/08 at 102.00       AAA     1,608,240
                 Hospital Revenue Bonds, Series 1997, 5.250%, 7/01/17

        2,910   Dormitory Authority of the State of New York, The New York                   2/08 at 101.00       AAA     2,925,045
                 and Presbyterian Hospital, FHA-Insured Mortgage Hospital
                 Revenue Bonds, Series 1998, 4.750%, 8/01/27

        3,000   Dormitory Authority of the State of New York (Catholic Health                7/09 at 101.00       AAA     3,239,580
                 Services of Long Island Obligated Group), St. Charles Hospital
                 and Rehabilitation Center Revenue Bonds, Series 1999A,
                 5.500%, 7/01/22

        3,450   Dormitory Authority of the State of New York, Winthrop South                 7/11 at 101.00       AAA     3,642,441
                 Nassau University Health System Obligated Group, Series 2001A,
                 Withrop University Hospital Association Revenue Bonds,
                 5.250%, 7/01/31

        4,700   New York State Medical Care Facilities Finance Agency,                       2/04 at 102.00       AAA     4,832,352
                 Hospital Insured Mortgage Revenue Bonds, 1994 Series A
                 Refunding, 5.375%, 2/15/25


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.8%

        2,240   New York State Housing Finance Agency, Housing Project                       5/06 at 102.00       AAA     2,473,318
                 Mortgage Revenue Bonds, 1996 Series A Refunding,
                 6.125%, 11/01/20


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.9%

        1,200   State of New York Mortgage Agency, Homeowner Mortgage                       10/03 at 102.00       Aa1     1,233,156
                 Revenue Bonds, Series 30-C-1, 5.850%, 10/01/25 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5%

        1,000   Town of Babylon Industrial Development Agency, New York,                     8/09 at 101.00       AAA     1,116,300
                 Civic Facility Revenue Bonds, Series (WSNCHS East, Inc.
                 Project), 6.000%, 8/01/24

          850   Dormitory Authority of the State of New York, NYSARC, Inc.                   7/11 at 102.00       AAA       884,757
                 Insured Revenue Bonds, Series 2001A, 5.000%, 7/01/26


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.9%

        1,510   County of Erie, New York, General Obligation Bonds, 1995                     6/05 at 101.50       AAA     1,644,692
                 Series B, 5.625%, 6/15/20

          210   Nassau County, New York, General Obligation Serial Bonds,                      No Opt. Call       AAA       246,259
                 General Improvement Bonds, Series 1993-H, 5.500%, 6/15/16

        1,500   Nassau County, New York, General Obligation Serial Bonds,                    8/04 at 103.00       AAA     1,646,490
                 General Improvement Bonds, Series O, 5.700%, 8/01/13

        1,000   County of Nassau, New York, General Improvement Bonds,                       3/10 at 100.00       AAA     1,151,860
                 Series E, 6.000%, 3/01/19

        4,000   City of New York, New York, General Obligation Bonds,                          No Opt. Call       AAA     4,661,600
                 Fiscal 1995 Series E, 8.000%, 8/01/05

        2,000   City of New York, New York, General Obligation Bonds,                        2/08 at 101.00       AAA     2,201,440
                 Fiscal 1998 Series F, 5.250%, 8/01/16

        2,115   City of Niagara Falls, Niagara County, New York, Water                         No Opt. Call       AAA     2,750,494
                 Treatment Plant Serial Bonds, Series 1994, 8.500%, 11/01/08
                 (Alternative Minimum Tax)

                City of Niagara Falls, Niagara County, New York, Public
                Improvement Serial Bonds, Series 1994:
        1,000    7.500%, 3/01/13                                                               No Opt. Call       AAA     1,335,800
        2,000    6.900%, 3/01/22                                                             3/04 at 102.00       AAA     2,181,280

        1,000   Red Hook Central School District, Dutchess County, New York,                 6/12 at 100.00       Aaa     1,081,770
                 General Obligation Bonds, Series 2002  Refunding,
                 5.125%, 6/15/18

                County of Suffolk, New York, Public Improvement Serial Bonds,
                2000 Series A:
          500    6.000%, 5/01/19                                                             5/10 at 101.00       AAA       583,745
          500    6.000%, 5/01/20                                                             5/10 at 101.00       AAA       583,745

                                       50

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 21.2%

$       1,350   Metropolitan Transportation Authority, New York, State Service               7/12 at 100.00       AAA    $1,522,004
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        1,000    5.500%, 1/01/20                                                             7/12 at 100.00       AAA     1,120,510
        2,000    5.000%, 7/01/30                                                             7/12 at 100.00       AAA     2,074,100

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        2,500    5.250%, 11/15/25                                                           11/12 at 100.00       AAA     2,662,525
        1,300    5.000%, 11/15/32                                                           11/12 at 100.00       AAA     1,348,581

          500   New York City Transit Authority, Metropolitan Transportation                 1/10 at 101.00       AAA       565,775
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 2000A, 5.875%, 1/01/30

        1,000   Dormitory Authority of the State of New York, Court Facilities               5/10 at 101.00       AAA     1,115,440
                 Lease Revenue Bonds (The City of New York Issue), Series 1999,
                 5.750%, 5/15/30

        2,000   Dormitory Authority of the State of New York, Mental Health                  8/10 at 100.00       AAA     2,095,060
                 Facilities Improvement Revenue Bonds, 2000D, 5.250%, 8/15/30

        1,500   New York State Medical Care Facilities Finance Agency, Mental                2/04 at 102.00       AAA     1,536,435
                 Health Services Facilities Improvement Revenue Bonds,
                 1994 Series A, 5.250%, 8/15/23

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
          545    5.375%, 4/01/17                                                             4/12 at 100.00       AAA       609,474
          600    5.375%, 4/01/18                                                             4/12 at 100.00       AAA       665,442

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002A:
        1,500    5.250%, 4/01/17                                                             4/12 at 100.00       AAA     1,650,135
        1,000    5.250%, 4/01/18                                                             4/12 at 100.00       AAA     1,091,810

        1,900   New York State Urban Development Corporation, Correctional                     No Opt. Call       AAA     2,179,319
                 Facilities Revenue Refunding Bonds, Series A, 5.250%, 1/01/14

                New York State Urban Development Corporation, Correctional
                Facilities Service Contract Revenue Bonds, Series C:
        1,580    5.250%, 1/01/20                                                             1/11 at 100.00       AAA     1,699,732
        2,045    6.000%, 1/01/29                                                             1/09 at 101.00       AAA     2,344,347

        1,250   Puerto Rico Highway and Transportation Authority, Transportation             7/10 at 101.00       AAA     1,435,200
                 Revenue Bonds, Series B, 5.875%, 7/01/35

        1,000   Puerto Rico Highway and Transportation Authority, Transportation               No Opt. Call       AAA     1,184,980
                 Revenue Bonds, Series E Refunding, 5.500%, 7/01/18

        1,500   Suffolk County Judicial Facilities Agency, Suffolk County,                  10/09 at 101.00       AAA     1,611,675
                 New York, Service Agreement Revenue Bonds, Series 1999
                 (John P. Colahan Court Complex), 5.000%, 4/15/16


-----------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.4%

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Bonds, Series 2002A Refunding:
          500    5.500%, 11/15/19                                                           11/12 at 100.00       AAA       561,250
        1,750    5.000%, 11/15/25                                                           11/12 at 100.00       AAA     1,819,720

        2,000   Metropolitan Transportation Authority, New York, Transportation             11/12 at 100.00       AAA     2,079,680
                 Revenue Bonds, Series 2002E Refunding, 5.000%, 11/15/25

          500   Niagara Frontier Transportation Authority, New York, Airport                 4/09 at 101.00       AAA       539,110
                 Revenue Bonds (Buffalo Niagara International Airport),
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)

        2,500   Port Authority of New York and New Jersey, Consolidated Bonds,               1/03 at 101.00       AAA     2,553,775
                 Eighty-Fourth Series, 5.875%, 7/15/16 (Alternative Minimum Tax)

        1,000   Port Authority of New York and New Jersey, Consolidated Bonds,              10/07 at 101.00       AAA     1,074,790
                 One Hundred Twentieth Series, 5.750%, 10/15/26
                 (Alternative Minimum Tax)

                                       51

                            Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 26.3%

                Longwood Central School District, Suffolk County, New York,
                Serial Bonds, Series 2000:
$         500    5.750%, 6/15/19 (Pre-refunded to 6/15/11)                                   6/11 at 101.00       Aaa    $  602,330
          500    5.750%, 6/15/20 (Pre-refunded to 6/15/11)                                   6/11 at 101.00       Aaa       602,330

        2,700   Metropolitan Transportation Authority, New York, Commuter                    1/08 at 101.50       AAA     3,138,912
                 Facilities Revenue Bonds, Series 1997A, 5.625%, 7/01/27
                 (Pre-refunded to 1/01/08)

        1,000   Metropolitan Transportation Authority, New York, Dedicated Tax              10/10 at 100.00       AAA     1,155,560
                 Fund Bonds, Series 1996A, 5.250%, 4/01/26
                 (Pre-refunded to 10/01/10)

        1,500   Metropolitan Transportation Authority, New York, Dedicated                  10/15 at 100.00       AAA     1,665,495
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28 (Pre-refunded to 10/01/15)

          500   Metropolitan Transportation Authority, New York, Dedicated Tax              10/14 at 100.00       AAA       571,145
                 Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded
                 to 10/01/14)

        2,000   Metropolitan Transportation Authority, New York, Dedicated                   4/10 at 100.00       AAA     2,393,740
                 Tax Fund Bonds, Series 2000A, 6.000%, 4/01/30 (Pre-refunded to 4/01/10)

        1,500   City of New York, New York, General Obligation Bonds,                        2/03 at 100.00       AAA     1,520,160
                 Fiscal 1990 Series F, 6.000%, 8/01/19

          340   New York City Municipal Water Finance Authority, New York,                   6/10 at 101.00       AAA       413,824
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series B,
                 6.100%, 6/15/31 (Pre-refunded to 6/15/10)

        1,500   New York City Transitional Finance Authority, New York, Future               5/10 at 101.00       AAA     1,811,445
                 Tax Secured Bonds, Fiscal 2000 Series B, 6.000%, 11/15/24
                 (Pre-refunded to 5/15/10)

        2,355   Dormitory Authority of the State of New York, City University                7/04 at 102.00       AAA     2,617,206
                 System Consolidated Third General Resolution Revenue Bonds,
                 1994 Series 2, 6.750%, 7/01/24 (Pre-refunded to 7/01/04)

        2,500   New York State Medical Care Facilities Finance Agency,                      11/02 at 102.00       AAA     2,559,900
                 South Nassau Communities Hospital Project Revenue Bonds,
                 1992 Series A, 6.125%, 11/01/11 (Pre-refunded to 11/01/02)

        1,975   New York State Medical Care Facilities Finance Agency, Hospital              8/04 at 100.00       AAA     2,103,415
                 and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                 1992 Series C, 6.375%, 8/15/29 (Pre-refunded to 8/15/04)

        7,800   New York State Medical Care Facilities Finance Agency, Hospital              2/05 at 102.00       AAA     8,886,618
                 FHA-Insured Mortgage Revenue Bonds, Series 1994A,
                 6.800%, 8/15/24 (Pre-refunded to 2/15/05)

        3,655   New York State Medical Care Facilities Finance Agency,                       8/05 at 102.00     AA***     4,190,055
                 FHA-Insured Mortgage Project Revenue Bonds, 1995 Series F,
                 6.200%, 8/15/15 (Pre-refunded to 8/15/05)

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,                 5/12 at 101.00       AAA     1,160,750
                 State University Educational Facilities, Series 2002A,
                 5.125%, 5/15/20 (Pre-refunded to 5/15/12)


-----------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 17.5%

        1,165   Islip Resource Recovery Agency, New York, Resource Recovery                  7/04 at 102.00       AAA     1,275,058
                 System Revenue Bonds (1985 Facility), Series 1994 B,
                 6.125%, 7/01/13 (Alternative Minimum Tax)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        7,500    5.125%, 12/01/22                                                            6/08 at 101.00       AAA     7,814,925
        2,000    5.250%, 12/01/26                                                            6/08 at 101.00       AAA     2,089,220

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
          500    5.000%, 9/01/27                                                             9/11 at 100.00       AAA       517,255
          625    5.250%, 9/01/28                                                             9/11 at 100.00       AAA       659,806

        2,280   New York State Energy Research and Development Authority,                   11/02 at 102.00       AAA     2,333,261
                 Adjustable Rate Gas Facilities Revenue Bonds, Series 1989A
                 (The Brooklyn Union Gas Company Project), 6.750%, 2/01/24
                 (Alternative Minimum Tax)

        2,500   New York State Energy Research and Development Authority,                    7/05 at 102.00       AAA     2,665,975
                 Pollution Control Revenue Bonds, New York State Electric and
                 Gas Corporation Project, Series 1987A, 6.150%, 7/01/26
                 (Alternative Minimum Tax)

        6,100   New York State Energy Research and Development Authority,                   11/02 at 102.00       AAA     6,233,346
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation Project, Series 1992B, 6.500%, 5/15/32 (Alternative
                 Minimum Tax)

                                       52

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.4%

$       1,830   Monroe County Water Authority, New York, Water Revenue Bonds,                8/11 at 101.00       AAA    $1,939,196
                 Series 2001, 5.250%, 8/01/36

          500   New York City Municipal Water Finance Authority, New York,                   6/06 at 101.00       AAA       558,105
                 Water and Sewer System Revenue Bonds, Fiscal 1996 Series B,
                 5.750%, 6/15/26

        1,000   New York City Municipal Water Finance Authority, New York,                   6/07 at 101.00       AAA     1,101,890
                 Water and Sewer System Revenue Bonds, Fiscal 1997 Series B,
                 5.750%, 6/15/29

        1,800   New York City Municipal Water Finance Authority, New York,                   6/09 at 101.00       AAA     1,943,046
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.500%, 6/15/32

        1,170   New York City Municipal Water Finance Authority, New York,                   6/10 at 101.00       AAA     1,264,431
                 Water and Sewer System Revenue Bonds, Fiscal 2001 Series A,
                 5.500%, 6/15/33

        1,000   New York City Municipal Water Finance Authority, New York,                   6/11 at 100.00       AAA     1,054,580
                 Water and Sewer System Revenue Bonds, Fiscal 2002 Series A,
                 5.250%, 6/15/33

        1,660   New York City Municipal Water Finance Authority, New York,                   6/10 at 101.00       AAA     1,982,485
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series B,
                 6.100%, 6/15/31

        2,500   Suffolk County Water Authority, New York, Water System Revenue                 No Opt. Call       AAA     2,844,300
                 Bonds, Series 1993 Refunding, 5.100%, 6/01/12
-----------------------------------------------------------------------------------------------------------------------------------
$     181,715   Total Long-Term Investments (cost $178,915,317) - 146.8%                                                197,524,686
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      2,049,253
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.3)%                                                        (65,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $134,573,939
                ===================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                                       53


                            Nuveen New York Dividend Advantage Municipal Fund (NAN)
                            Portfolio of
                                       INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 7.4%

$         660   Erie Tobacco Asset Securitization Corporation, Erie County,                  7/10 at 101.00        A1    $  701,362
                 New York, Tobacco Settlement Asset-Backed Bonds, Senior
                 Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          265    6.000%, 6/01/15                                                             6/10 at 101.00        A1       287,292
        2,055    6.150%, 6/01/25                                                             6/10 at 101.00        A1     2,190,425

        1,505   New York Counties Tobacco Trust I, Tobacco Settlement                        6/10 at 101.00        A1     1,562,882
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          635   New York Counties Tobacco Trust II, Tobacco Settlement                       6/11 at 101.00        A1       636,143
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          530   Rensselaer Tobacco Asset Securitization Corporation, New York,               6/12 at 100.00        A1       528,214
                 Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                 5.200%, 6/01/25

        2,250   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,                  7/09 at 101.00       Aa1     2,406,713
                 Series 1999-1, 6.250%, 7/15/27

        1,000   TSASC, Inc., New York, Tobacco Asset-Backed Bonds,                           7/12 at 100.00       Aa1     1,016,950
                 Series 2002-1, 5.500%, 7/15/24

        1,250   Westchester Tobacco Asset Securitization Corporation, New York,              7/10 at 101.00        A1     1,385,738
                 Tobacco Settlement Asset-Backed Bonds, Series 1999,
                 6.750%, 7/15/29


-----------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 24.0%

                Village of Kenmore Housing Authority, New York, Tax-Exempt
                Student Housing Revenue Bonds (State University of New York at
                Buffalo Student Apartment Project), Series 1999A:
        3,000    5.500%, 8/01/19                                                             8/09 at 102.00        AA     3,262,470
        2,750    5.500%, 8/01/24                                                             8/09 at 102.00        AA     2,945,388

        3,070   County of Monroe Industrial Development Agency, New York,                    6/09 at 102.00        AA     3,225,987
                 Civic Facility Revenue Bonds (St. John Fisher College Project),
                 Series 1999, 5.375%, 6/01/24

          500   The Trust for Cultural Resources for the City of New York,                   7/10 at 101.00         A       561,730
                 New York, Revenue Bonds (The Museum of American Folk Art),
                 Series 2000, 6.000%, 7/01/22

          500   New York City Industrial Development Agency, New York, Civic                11/10 at 101.00      BBB-       524,510
                 Facility Revenue Bonds (2000 Polytechnic University Project),
                 6.000%, 11/01/20

        1,800   New York City Industrial Development Agency, New York,                       1/12 at 100.00        A-     1,873,188
                 Civic Facility Revenue Bonds (The YMCA of Greater New York),
                 Series 2002, 5.250%, 8/01/21

        3,500   Dormitory Authority of the State of New York, Lease Revenue                  7/09 at 101.00       AA-     3,771,180
                 Bonds, State University Dormitory Facilities Issue, Series 1999B,
                 5.375%, 7/01/19

        1,000   Dormitory Authority of the State of New York, Lease Revenue                  7/09 at 101.00       AAA     1,077,420
                 Bonds, State University Dormitory Facilities Issue,
                 Series 1999C, 5.500%, 7/01/29

        2,500   Dormitory Authority of the State of New York, Rochester                      7/07 at 101.00       AAA     2,615,325
                 Institute of Technology Insured Revenue Bonds, Series 1997,
                 5.250%, 7/01/22

        1,000   Dormitory Authority of the State of New York, Siena College                  7/07 at 102.00       AAA     1,124,340
                 Insured Revenue Bonds, Series 1997, 5.700%, 7/01/17

          500   Dormitory Authority of the State of New York, Fashion Institute              7/10 at 101.00       AAA       545,415
                 of Technology Revenue Bonds, Series 2000, 5.375%, 7/01/20

        3,000   Dormitory Authority of the State of New York, University                     7/09 at 101.00        A+     3,317,700
                 of Rochester Revenue Bonds, Series 1999A, 5.500%, 7/01/16

          500   Dormitory Authority of the State of New York, Pace University                7/10 at 101.00       AAA       574,605
                 Insured Revenue Bonds, Series 2000, 6.000%, 7/01/29

                Dormitory Authority of the State of New York, Pratt Institute
                Revenue Bonds, Series 1999:
        1,750    6.000%, 7/01/20                                                             7/09 at 102.00        AA     2,030,053
          750    6.000%, 7/01/28                                                             7/09 at 102.00        AA       840,638

                                       54

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,250   Dormitory Authority of the State of New York, Marymount                      7/09 at 101.00        AA    $1,419,313
                 Manhattan College Insured Revenue Bonds, Series 1999,
                 6.250%, 7/01/29

        1,500   Industrial Development Agency of Niagara County, New York,                  11/11 at 101.00        AA     1,578,150
                 Civic Facility Revenue Bonds (Niagara University Project),
                 Series 2001A, 5.350%, 11/01/23

        3,565   Rensselaer County Industrial Development Agency, New York,                   8/09 at 101.00        A+     3,668,635
                 Civic Facility Revenue Bonds (Rensselaer Polytechnic Institute
                 Non-Residential Project), Series 1999B, 5.125%, 8/01/27


-----------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 31.5%

                City of Albany Industrial Development Agency, New York, Civic
                Facility Revenue Bonds (Albany Medical Center Project), Series
                1999:
        1,120    6.000%, 5/01/19                                                             5/09 at 101.00       N/R     1,006,981
        1,460    6.000%, 5/01/29                                                             5/09 at 101.00       N/R     1,252,140

                Dormitory Authority of the State of New York, Frances Schervier
                Home and Hospital, Insured Revenue Bonds (Franciscan Health
                Partnership Obligated Group), Series 1997:
        2,000    5.500%, 7/01/17                                                             7/07 at 102.00        AA     2,150,400
        2,000    5.500%, 7/01/27                                                             7/07 at 102.00        AA     2,103,900

                Dormitory Authority of the State of New York, Victory Memorial
                Hospital, FHA-Insured Mortgage Hospital Revenue Bonds, Series
                1999:
        2,390    5.250%, 8/01/15                                                             8/09 at 101.00       AAA     2,609,976
        2,000    5.375%, 8/01/25                                                             8/09 at 101.00       AAA     2,114,820

        4,850   Dormitory Authority of the State of New York, Secured Hospital               2/08 at 101.50       AAA     5,146,578
                 Revenue Refunding Bonds (Wyckoff Heights Medical Center),
                 Series 1998H, 5.300%, 8/15/21

        2,640   Dormitory Authority of the State of New York, The Memorial                   2/09 at 101.00       AAA     2,804,604
                 Hospital of William F. and Gertrude F. Jones, Inc., FHA-Insured
                 Mortgage Hospital Revenue Bonds, Series 1999, 5.250%, 8/01/19

        4,825   Dormitory Authority of the State of New York, Montefiore Medical             8/09 at 101.00       AAA     5,141,810
                 Center, FHA-Insured Mortgage Hospital Revenue Bonds,
                 Series 1999, 5.450%, 8/01/29

        1,575   Dormitory Authority of the State of New York, Revenue Bonds                  7/10 at 101.00      BBB-     1,719,963
                 (Mount Sinai New York University Health Obligated Group),
                 Series 2000A, 6.500%, 7/01/25

        2,000   Dormitory Authority of the State of New York, Catholic Health                7/10 at 101.00        A3     2,274,060
                 Services of Long Island Revenue Bonds (St. Catherine of Sienna
                 Medical Center), Series 2000A, 6.500%, 7/01/20

        5,000   New York State Medical Care Facilities Finance Agency,                       2/04 at 102.00       Aa2     5,315,450
                 Hospital Insured Mortgage Revenue Bonds, 1994 Series A,
                 5.250%, 8/15/14

        4,000   Ulster County Industrial Development Agency, New York, Civic                11/09 at 101.00        A2     4,175,520
                 Facility Revenue Bonds (The Kingston Hospital Project -
                 Letter of Credit Secured), Series 1999, 5.650%, 11/15/24

        3,825   Yates County Industrial Development Agency, Yates County,                    8/09 at 101.00       AAA     4,142,934
                 New York, Civic Facility Revenue Bonds (Soldiers and Sailors
                 Memorial Hospital of Yates County Project - FHA-Insured),
                 Series 1999A, 5.650%, 2/01/39

          650   City of Yonkers Industrial Development Authority, New York,                  7/11 at 101.00        BB       661,219
                 Civic Facility Revenue Bonds (St. John's Riverside Hospital
                 Project), Series 2001A, 7.125%, 7/01/31

        3,000   City of Yonkers Industrial Development Agency, New York,                     2/09 at 101.00       AAA     3,177,870
                 Mortgage Revenue Bonds (FHA-Insured Mortgage Michael
                 Malotz Skilled Nursing Pavilion Project), Series 1999, 5.450%, 2/01/29


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.9%

        1,000   New York City Housing Development Corporation, New York,                    11/10 at 101.00        AA     1,070,310
                 Multifamily Housing Revenue Bonds,  Series 2000A,
                 5.850%, 11/01/20 (Alternative Minimum Tax)

        3,000   New York City Housing Development Corporation, New York,                     5/11 at 101.00        AA     3,142,080
                 Multifamily Housing Revenue Bonds, Series 2001A,
                 5.500%, 11/01/31


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.6%

          645   Guam Housing Corporation, Single Family Mortgage Revenue                       No Opt. Call       AAA       706,978
                 Bonds (Guaranteed Mortgage-Backed Securities Program),
                 1998 Series A, 5.750%, 9/01/31 (Alternative Minimum Tax)

        5,700   State of New York Mortgage Agency, Homeowner Mortgage                       10/09 at 100.00       Aa1     5,954,277
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)

                                       55


                            Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.0%

                Appleridge Retirement Community, Inc., New York, Mortgage
                Revenue Bonds (GNMA Collateralized Mortgage Loan - Appleridge
                Retirement Community, Inc. Project), Series 1999:
$       1,150    5.700%, 9/01/31                                                             9/09 at 102.00       Aaa    $1,265,403
        1,250    5.750%, 9/01/41                                                             9/09 at 102.00       Aaa     1,382,813

          890   New York City Industrial Development Agency, New York, Civic                 7/10 at 102.00       N/R       951,971
                 Facility Revenue Bonds (Special Needs Facilities Pooled
                 Program), Series 2000, 8.125%, 7/01/19

          750   New York City Industrial Development Agency, New York, Civic                 7/11 at 101.00       N/R       759,593
                 Facility Revenue Bonds (Special Needs Facilities Pooled
                 Program), Series 2001-A1, 7.250%, 7/01/16


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.8%

                Monticello Central School District, Sullivan County, New York,
                Serial Bonds, Series 2000:
          300    6.000%, 6/15/18                                                             6/09 at 101.00       AAA       349,302
          335    6.000%, 6/15/19                                                             6/09 at 101.00       AAA       390,054
          300    6.000%, 6/15/20                                                             6/09 at 101.00       AAA       349,302

                County of Nassau, New York, General Improvement Bonds, Series E:
        1,400    6.000%, 3/01/17                                                             3/10 at 100.00       AAA     1,622,460
          740    6.000%, 3/01/19                                                             3/10 at 100.00       AAA       852,376

        5,000   City of New York, New York, General Obligation Bonds,                        5/09 at 101.00       AAA     5,212,800
                 Fiscal 1999 Series J, 5.125%, 5/15/29

          800   Northern Mariana Islands Commonwealth, General Obligation                    6/10 at 100.00         A       859,600
                 Bonds, Series 2000A, 6.000%, 6/01/20

                Orange County, New York, General Obligation Bonds, Series 1997:
        3,040    5.125%, 9/01/22                                                             9/07 at 101.00       Aa1     3,164,397
        1,195    5.125%, 9/01/23                                                             9/07 at 101.00       Aa1     1,239,597

                City of Rochester, New York, General Obligation Serial Bonds,
                Series 1999:
          720    5.250%, 10/01/18                                                              No Opt. Call       AAA       827,928
          720    5.250%, 10/01/19                                                              No Opt. Call       AAA       822,096

        2,280   County of Rockland, New York, Various Purpose Serial Bonds,                 10/09 at 101.00       AA-     2,626,583
                 Series 1999, 5.600%, 10/15/16

                City School District of the City of Rye, Westchester County, New
                York, General Obligation Serial Bonds, Series 1999:
          650    5.600%, 8/15/17                                                             8/08 at 101.00       Aaa       726,791
          675    5.600%, 8/15/18                                                             8/08 at 101.00       Aaa       754,745
          675    5.600%, 8/15/19                                                             8/08 at 101.00       Aaa       754,745

        1,000   Yonkers, New York, General Obligation Bonds, School Issue,                   6/09 at 101.00       AAA     1,052,270
                 Series 1999C, 5.000%, 6/01/19


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 24.0%

        1,000   Battery Park City Authority, New York, Junior Revenue Refunding             11/03 at 102.00        A+     1,046,220
                 Bonds, Series 1993A, 5.800%, 11/01/22

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        1,000    5.750%, 1/01/17                                                               No Opt. Call       AA-     1,183,250
        1,000    5.125%, 1/01/29                                                             7/12 at 100.00       AA-     1,042,010
        2,000    5.000%, 7/01/30                                                             7/12 at 100.00       AAA     2,074,100

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25                                                           11/12 at 100.00       AAA     2,130,020
        2,000    5.000%, 11/15/30                                                           11/12 at 100.00       AA-     2,063,260

        2,500   Nassau County Interim Finance Authority, New York, Sales                    11/10 at 100.00       AAA     2,905,250
                 Tax Secure Bonds, Series 2000A, 5.750%, 11/15/16

        2,000   Dormitory Authority of the State of New York, Court Facilities               5/10 at 101.00       AAA     2,230,880
                 Lease Revenue Bonds, City of New York Issue, Series 1999,
                 5.750%, 5/15/30

        2,000   Dormitory Authority of the State of New York, Mental Health                  8/09 at 101.00       AAA     2,099,460
                 Services Facilities Improvement Revenue Bonds, Series 1999D,
                 5.250%, 2/15/29

        1,960   Dormitory Authority of the State of New York, Mental Health                  8/10 at 100.00       AAA     2,228,030
                 Facilities Improvement Revenue Bonds, Series 2000D,
                 5.875%, 8/15/18

        1,000   New York State Medical Care Facilities Finance Agency,                       2/04 at 102.00       AAA     1,024,290
                 Mental Health Services Facilities Improvement Revenue
                 Bonds, 1994 Series A, 5.250%, 8/15/23

                                       56

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)
$       1,000   Dormitory Authority of the State of New York, Service Contract               4/12 at 100.00       AA-    $1,094,980
                 Bonds, Child Care Facilities Development Program Issue,
                 Series 2002, 5.375%, 4/01/19

        2,900   New York State Thruway Authority, Local Highway and Bridge                   4/08 at 101.00       AAA     3,234,834
                  Service Contract Bonds, Series 1998A, 5.375%, 4/01/16

        3,000   New York State Urban Development Corporation, Correctional                   1/09 at 101.00       AAA     3,439,140
                 Facilities Service Contract Revenue Bonds, Series C,
                 6.000%, 1/01/29

        1,000   New York State Urban Development Corporation, State Personal                 3/12 at 100.00        AA     1,042,600
                 Income Tax Revenue Bonds (State Facilities and Equipment),
                 Series 2002A, 5.125%, 3/15/27

        3,345   Suffolk County Judicial Facilities Agency, New York, Service                10/09 at 101.00       AAA     3,748,139
                 Agreement Revenue Bonds (John P. Colahan Court Complex),
                 Series 1999, 5.250%, 10/15/15

          750   Virgin Islands Public Finance Authority, Revenue Bonds (Virgin              10/10 at 101.00      BBB-       865,238
                 Islands Gross Receipts Taxes Loan Notes), Series 1999A,
                 6.500%, 10/01/24

        1,400   City of Yonkers Industrial Development Agency, New York,                     2/11 at 100.00      BBB-     1,493,156
                 Civic Facility Revenue Bonds (Community Development
                 Properties - Yonkers, Inc. Project), Series 2001A,
                 6.625%, 2/01/26


-----------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.8%

        1,000   Metropolitan Transportation Authority, New York, Transportation             11/12 at 100.00       AAA     1,038,190
                 Revenue Bonds, Series 2002A Refunding, 5.000%, 11/15/30

        1,750   New York City Industrial Development Agency, New York,                       8/07 at 102.00       BB-       859,793
                 Special Facility Revenue Bonds (1990  American Airlines, Inc.
                 Project), Remarketed Series 1990, 5.400%, 7/01/19
                 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                       8/12 at 101.00       BB-       748,910
                 Special Facility Revenue Bonds (American  Airlines, Inc.
                 John F. Kennedy International Airport Project), Series 2002B,
                 8.500%, 8/01/28 (Alternative Minimum Tax)

          500   Niagara Frontier Transportation Authority, New York, Airport                 4/09 at 101.00       AAA       539,110
                 Revenue Bonds (Buffalo Niagara International Airport),
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)

        3,000   Port Authority of New York and New Jersey, Consolidated Bonds,              10/07 at 101.00       AAA     3,224,370
                 One Hundred Twentieth Series, 5.750%, 10/15/26 (Alternative
                 Minimum Tax)

        1,000   Triborough Bridge and Tunnel Authority, New York, General                    1/12 at 100.00       AA-     1,106,000
                 Purpose Revenue Bonds, Series 2001A, 5.250%, 1/01/16

        2,500   Triborough Bridge and Tunnel Authority, New York, General                   11/12 at 100.00       AA-     2,632,875
                 Purpose Revenue Bonds, Series 2002B Refunding,
                 5.000%, 11/15/21 (WI, settling 10/08/02)

        4,000   Triborough Bridge and Tunnel Authority, New York, General                    1/07 at 101.00       AA-     4,167,480
                 Purpose Revenue Bonds, Series 1997A, 5.250%, 1/01/28


-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 6.9%

        1,250   Metropolitan Transportation Authority, New York, Commuter                    7/07 at 102.00       AAA     1,345,600
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20

                Metropolitan Transportation Authority, New York, Dedicated Tax
                Fund Bonds, Series 1999A:
        1,000    5.000%, 4/01/17 (Pre-refunded to 10/01/14)                                 10/14 at 100.00       AAA     1,142,290
        6,520    5.250%, 4/01/23 (Pre-refunded to 10/01/14)                                 10/14 at 100.00       AAA     7,619,989


-----------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.0%

          500   Erie County Industrial Development Agency, New York Solid                   12/10 at 103.00       N/R       111,874
                 Waste Disposal Facility Revenue Bonds (1998 CanFibre of
                 Lackawanna Project), 9.050%, 12/01/25 (Alternative
                 Minimum Tax)#

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        4,800    5.125%, 12/01/22                                                            6/08 at 101.00       AAA     5,001,551
        5,575    5.250%, 12/01/26                                                            6/08 at 101.00       AAA     5,823,700

        2,000   Power Authority of the State of New York, Revenue Bonds,                    11/10 at 100.00       Aa2     2,097,559
                 Series 2000A, 5.250%, 11/15/30

        1,415   Suffolk County Industrial Development Agency, New York,                        No Opt. Call       N/R     1,456,487
                 1998 Industrial Development Revenue Bonds (Nissequogue
                 Cogen Partners Facility), 4.875%, 1/01/08 (Alternative
                 Minimum Tax)

                                       57

                            Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.4%

$       6,000   New York City Municipal Water Finance Authority, New York,                   6/06 at 101.00       AAA    $6,697,259
                 Water and Sewer System Revenue Bonds, Fiscal 1996 Series B,
                 5.750%, 6/15/26

        2,000   New York City Municipal Water Finance Authority, New York,                   6/10 at 101.00        AA     2,161,419
                 Water and Sewer System Revenue Bonds, Fiscal 2001
                 Series A, 5.500%, 6/15/33

        1,130   New York City Municipal Water Finance Authority, New York,                   6/12 at 100.00        AA     1,242,931
                 Water and Sewer System Revenue Bonds, Fiscal 2003
                 Series A, 5.375%, 6/15/19

        1,955   New York State Environmental Facilities Corporation, State                  11/12 at 100.00       AAA     2,166,178
                 Clean Water and Drinking Water Revolving Funds Revenue
                 Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17
-----------------------------------------------------------------------------------------------------------------------------------
$     200,885   Total Long-Term Investments (cost $198,217,551) - 147.3%                                                214,436,884
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.1%                                                                        162,023
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.4)%                                                        (69,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $145,598,907
                ===================================================================================================================

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    # Non-income producing security. In September of 2002, the Erie County Acquisition Corporation, Inc. (an entity formed by Nuveen for the benefit of the Nuveen
                         Funds owning various interests in CanFibre of Lackawanna) took possession of the CanFibre of Lackawanna assets on behalf of the various Nuveen
                         Funds. Erie County Acquisition Corporation, Inc. has determined that a sale of the facility is in the best interests of shareholders and is proceeding accordingly.

                                 See accompanying notes to financial statements.

                                       58

                            Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
                            Portfolio of
                                       INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 7.3%

$         630   New York Counties Tobacco Trust II, Tobacco Settlement                       6/11 at 101.00        A1    $  631,134
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          320   Rensselaer Tobacco Asset Securitization Corporation, New York,               6/12 at 100.00        A1       318,922
                 Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                 5.200%, 6/01/25

        5,000   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,                  7/09 at 101.00       Aa1     5,348,250
                 Series 1999-1, 6.250%, 7/15/27

        1,000   TSASC, Inc., New York, Tobacco Asset Backed Bonds,                           7/12 at 100.00       Aa1     1,016,950
                 Series 2002-1, 5.500%, 7/15/24


-----------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 23.1%

        2,750   City of Albany Industrial Development Agency, New York,                      7/11 at 101.00       Aaa     2,952,675
                 Civic Facility Revenue Bonds, St. Rose College Project,
                 Series 2001A, 5.375%, 7/01/31

        1,975   Town of Amherst Industrial Development Agency, New York,                     8/11 at 102.00       AAA     2,094,725
                 Civic Facility Revenue Bonds, UBF Faculty-Student Housing
                 Corporation, Series 2001A, 5.250%, 8/01/31

        2,190   County of Monroe Industrial Development Agency, New York,                    6/11 at 102.00        AA     2,296,565
                 Civic Facility Revenue Bonds, St. John Fisher College Project,
                 Series 2001, 5.250%, 6/01/26

        1,100   New York City Industrial Development Agency, New York,                       1/12 at 100.00        A-     1,144,726
                 Civic Facility Revenue Bonds, The YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

        2,000   Dormitory Authority of the State of New York, Insured Revenue                7/08 at 101.00       AAA     2,086,720
                 Bonds, Series 1998, New York Medical College, 5.000%, 7/01/21

        1,265   Dormitory Authority of the State of New York, City University                7/08 at 102.00       AAA     1,331,071
                 System Consolidated Third General Resolution Revenue Bonds,
                 1998 Series 1, 5.250%, 7/01/25

        5,000   Dormitory Authority of the State of New York, City University                1/08 at 102.00       AAA     5,301,150
                 System Consolidated Third General Resolution Revenue Bonds,
                 1997 Series 1, 5.375%, 7/01/24

        1,000   Dormitory Authority of the State of New York, Canisius College               7/11 at 101.00       AAA     1,061,450
                 Revenue Bonds, Series 2000, 5.250%, 7/01/30

        3,000   Dormitory Authority of the State of New York, New York University              No Opt. Call       AAA     3,520,080
                 Revenue Bonds, Series 2001-1, 5.500%, 7/01/40

        1,500   Dormitory Authority of the State of New York, Yeshiva University             7/11 at 100.00       AAA     1,552,020
                 Insured Revenue Bonds, Series 2001, 5.000%, 7/01/30


-----------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.6%

        1,000   Nassau County Industrial Development Agency, New York, Civic                   No Opt. Call       N/R     1,012,710
                 Facility Revenue Refunding Bonds, Series B, North Shore
                 Health System Obligated Group Projects, 5.875%, 11/01/11

          850   New York City Health and Hospitals Corporation, New York,                    2/09 at 101.00        A3       877,948
                 Health System Bonds, 1999 Series A, 5.250%, 2/15/17

          500   New York City Industrial Development Agency, New York,                       7/12 at 101.00      BBB-       512,740
                 Civic Facility Revenue Bonds, Staten Island University Hospital
                 Project, Series 2002C, 6.450%, 7/01/32

          500   New York City Industrial Development Agency, New York, Civic                 7/12 at 100.00      Baa3       513,075
                 Facility Revenue Bonds, Staten Island University Hospital
                 Project, Series 2001B, 6.375%, 7/01/31

          415   Dormitory Authority of the State of New York, NYACK Hospital                 7/06 at 102.00       Ba3       387,050
                 Revenue Bonds, Series 1996, 6.000%, 7/01/06

        1,500   Dormitory Authority of the State of New York, United Health                  2/08 at 102.00       AAA     1,577,790
                 Services, FHA-Insured Mortgage Revenue Refunding Bonds,
                 Series 1997, 5.375%, 8/01/27

        3,000   Dormitory Authority of the State of New York, Montefiore                     8/09 at 101.00       AAA     3,210,510
                 Medical Center, FHA-Insured Mortgage Hospital Revenue
                 Bonds, Series 1999, 5.500%, 8/01/38

        2,505   Dormitory Authority of the State of New York, The New York                   8/09 at 101.00       AAA     2,848,185
                 Hospital Medical Center of Queens,  FHA-Insured Mortgage
                 Revenue Bonds, Series 1999, 5.550%, 8/15/29

                                       59

                            Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       2,640   Dormitory Authority of the State of New York, Revenue Bonds,                 7/11 at 101.00        A3    $2,758,298
                 Lenox Hill Hospital Obligated Group, Series 2001, 5.500%, 7/01/30

                Suffolk County Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Huntington Hospital Project, Series
                2002C:
          425    6.000%, 11/01/22                                                           11/12 at 100.00      Baa1       445,451
          610    5.875%, 11/01/32                                                           11/12 at 100.00      Baa1       626,067


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.4%

        3,930   New York City Housing Development Corporation, New York,                     5/11 at 101.00        AA     4,209,462
                 Multifamily Housing Revenue Bonds, Series 2001B,
                 5.250%, 11/01/16

        1,000   New York City Housing Development Corporation, New York,                    11/11 at 100.00        AA     1,024,030
                 Multifamily Housing Revenue Bonds, Series 2001C2,
                 5.400%, 11/01/33 (Alternative Minimum Tax)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          455    5.375%, 11/01/23 (Alternative Minimum Tax)                                  5/12 at 100.00        AA       470,297
          225    5.500%, 11/01/34 (Alternative Minimum Tax)                                  5/12 at 100.00        AA       233,649

        1,475   New York State Housing Finance Agency, Multifamily                           2/11 at 100.00       Aa1     1,538,705
                 Housing Revenue Bonds, Series 2001L, Secured Mortgage
                 Program, 5.700%, 2/15/34 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.1%

        4,000   State of New York Mortgage Agency, Homeowner Mortgage                       10/09 at 100.00       Aa1     4,178,440
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.7%

          525   New York City Industrial Development Agency, New York,                       7/11 at 101.00       N/R       531,715
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2001-A1, 7.250%, 7/01/16

        2,150   Dormitory Authority of the State of New York, New York State                 7/11 at 102.00       AAA     2,239,763
                 Rehabilitation Association, Pooled Loan Program No. 1 Insured
                 Revenue Bonds, Series 2001A, 5.000%, 7/01/23


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.2%

        1,775   Bath Central School District, Steuben County, New York, General              6/12 at 100.00       AAA     1,729,400
                 Obligation Bonds, Series 2002, 4.000%, 6/15/18

        5,000   County of Nassau, New York, General Obligations, Serial General              6/09 at 102.00       AAA     5,308,800
                 Improvement Bonds, Series B, 5.250%, 6/01/22

        4,000   City of New York, New York, General Obligation Bonds,                        8/08 at 101.00       AAA     4,224,320
                 Fiscal 1998 Series H, 5.375%, 8/01/27


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 22.4%

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        1,000    5.750%, 1/01/17                                                               No Opt. Call       AA-     1,183,250
        1,000    5.125%, 1/01/29                                                             7/12 at 100.00       AA-     1,042,010

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        1,750    5.250%, 11/15/25                                                           11/12 at 100.00       AAA     1,863,768
        1,000    5.000%, 11/15/30                                                           11/12 at 100.00       AA-     1,031,630

        1,670   Nassau County Interim Finance Authority, New York, Sales                    11/10 at 100.00       AAA     1,845,550
                 Tax Secure Bonds, Series 2000A, 5.375%, 11/15/17

                State of New York Municipal Bond Bank Agency, Special Program
                Revenue Bonds, City of Buffalo, 2001 Series A:
        1,070    5.250%, 5/15/23                                                             5/11 at 100.00       AAA     1,134,243
        1,125    5.250%, 5/15/24                                                             5/11 at 100.00       AAA     1,190,059

        1,905   Dormitory Authority of the State of New York, Service                        4/12 at 100.00       AA-     2,120,741
                 Contract Bonds, Child Care Facilities Development Program
                 Issue, Series 2002, 5.375%, 4/01/17

        1,000   New York State Urban Development Corporation, Correctional                   1/06 at 102.00       AA-     1,032,660
                 Facilities Revenue Bonds, Series 6, 5.375%, 1/01/25

        4,205   New York State Urban Development Corporation, Correctional                   1/11 at 100.00       AAA     4,451,077
                 Facilities Service Contract Revenue Bonds, Series C,
                 5.125%, 1/01/21

                                       60

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,500   New York State Urban Development Corporation, State Personal                 3/12 at 100.00        AA    $2,606,500
                 Income Tax Revenue Bonds, Series 2002A, State Facilities and
                 Equipment, 5.125%, 3/15/27

        3,000   Virgin Islands Public Finance Authority, Revenue and Refunding              10/08 at 101.00      BBB-     3,067,170
                 Bonds (Virgin Islands Matching Fund Loan Notes), Series 1998A
                 (Senior Lien/Refunding), 5.500%, 10/01/22


-----------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 17.0%

                Albany Parking Authority, New York, Parking Revenue Bonds,
                Series 2001A:
        2,000    5.625%, 7/15/20                                                             7/11 at 101.00      BBB+     2,157,540
        1,500    5.625%, 7/15/25                                                             7/11 at 101.00      BBB+     1,592,655

        1,000   New York City Industrial Development Agency, New York, Special              12/12 at 101.00      BBB-       860,490
                 Facilities Revenue Bonds, British Airways PLC Project,
                 Series 2002, 7.625%, 12/01/32

        1,000   New York City Industrial Development Agency, New York,                       8/12 at 101.00       BB-       748,910
                 Special Facility Revenue Bonds, American  Airlines, Inc.
                 John F. Kennedy International Airport Project, Series 2002B,
                 8.500%, 8/01/28 (Alternative Minimum Tax)

        3,400   Niagara Frontier Transportation Authority, New York, Airport                 4/09 at 101.00       AAA     3,665,948
                 Revenue Bonds (Buffalo Niagara International Airport),
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)

        2,195   Port Authority of New York and New Jersey, Consolidated Bonds,              10/07 at 101.00       AAA     2,316,713
                 One Hundred Twentieth Series, 5.500%, 10/15/35 (Alternative
                 Minimum Tax)

        2,500   Triborough Bridge and Tunnel Authority, New York, General                   11/12 at 100.00       AA-     2,632,875
                 Purpose Revenue Bonds, Series 2002B Refunding,
                 5.000%, 11/15/21 (WI, settling 10/08/02)

        3,000   Triborough Bridge and Tunnel Authority, New York, General                    1/07 at 101.00       AA-     3,125,610
                 Purpose Revenue Bonds, Series 1997A, 5.250%, 1/01/28


-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 7.7%

        3,750   Metropolitan Transportation Authority, New York, Dedicated                  10/14 at 100.00       AAA     4,283,588
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded to 10/01/14)

        3,000   Triborough Bridge and Tunnel Authority, New York, General                    1/11 at 100.00    AA-***     3,444,900
                 Purpose Revenue Bonds, Series 1996B, 5.200%, 1/01/22
                 (Pre-refunded to 1/01/11)


-----------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 19.1%

        5,000   Long Island Power Authority, New York, Electric System General               6/08 at 101.00       AAA     5,220,500
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26

        1,500   Long Island Power Authority, New York, Electric System General               5/11 at 100.00        A-     1,572,090
                 Revenue Bonds, 2000 Series L, 5.375%, 5/01/33

                New York City Industrial Development Agency, New York, Industrial
                Development Revenue Bonds (Brooklyn Navy Yard Cogeneration
                Partners, L.P. Project), Series 1997:
        1,000    6.200%, 10/01/22 (Alternative Minimum Tax)                                    No Opt. Call      BBB-     1,079,200
        2,000    5.750%, 10/01/36 (Alternative Minimum Tax)                                 10/08 at 102.00      BBB-     2,007,620

        3,500   Power Authority of the State of New York, Revenue Bonds,                    11/10 at 100.00       Aa2     3,661,280
                 Series 2000A, 5.250%, 11/15/40

        2,000   Niagara County Industrial Development Agency, New York, Solid               11/11 at 101.00      Baa1     2,087,080
                 Waste Disposal Facility Revenue Refunding Bonds, American
                 Ref-Fuel Company of Niagara L.P. Facility, Series 2001D,
                 5.550%, 11/15/24 (Mandatory put 11/15/15)

          450   Niagara County Industrial Development Agency, New York,                     11/11 at 101.00      Baa1       476,172
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara L.P. Facility, Series 2001A,
                 5.450%, 11/15/26 (Alternative Minimum Tax) (Mandatory
                 put 11/15/12)

                Suffolk County Industrial Development Agency, New York, 1998
                Industrial Development Revenue Bonds (Nissequogue Cogen Partners
                Facility):
        1,250    5.300%, 1/01/13 (Alternative Minimum Tax)                                   1/09 at 101.00       N/R     1,211,936
        2,000    5.500%, 1/01/23 (Alternative Minimum Tax)                                   1/09 at 101.00       N/R     1,907,100

                                       61


                            Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.7%

$       6,000   New York City Municipal Water Finance Authority, New York,                   6/10 at 101.00        AA    $6,484,260
                 Water and Sewer System Revenue Bonds, Fiscal 2001
                 Series A, 5.500%, 6/15/33

        1,000   New York City Municipal Water Finance Authority, New York,                   6/11 at 101.00        AA     1,125,450
                 Water and Sewer System Revenue Bonds, Fiscal 2001 Series D,
                 5.500%, 6/15/17

        2,000   New York City Municipal Water Finance Authority, New York,                   6/11 at 100.00       AAA     2,109,160
                 Water and Sewer System Revenue Bonds, Fiscal 2002 Series A,
                 5.250%, 6/15/33

        1,000   New York State Environmental Facilities Corporation, State Clean            11/12 at 100.00       AAA     1,108,020
                 Water and Drinking Water Revolving Funds Revenue Bonds,
                 Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17
-----------------------------------------------------------------------------------------------------------------------------------
$     140,480   Total Long-Term Investments (cost $140,502,199) - 147.3%                                                148,562,598
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.7)%                                                                     (676,417)
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.6)%                                                        (47,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $100,886,181
                ===================================================================================================================

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       62

                            Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
                            Portfolio of
                                    INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 7.0%

$       3,775   New York Counties Tobacco Trust II, Tobacco Settlement                       6/11 at 101.00        A1    $3,781,795
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        5,000   TSASC, Inc., New York, Tobacco Asset-Backed Bonds,                           7/12 at 100.00       Aa1     5,084,750
                 Series 2002-1, 5.500%, 7/15/24


-----------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 17.8%

        1,000   Monroe County Industrial Development Agency, New York,                      10/11 at 101.00       Aaa     1,037,060
                 Civic Facility Revenue Bonds, Nazareth College of Rochester
                 Project, Series 2001, 5.000%, 10/01/31

        7,000   The Trust for Cultural Resources of the City of New York,                    7/12 at 100.00       AAA     7,344,610
                 New York, Revenue Bonds, Series 2001D, Museum of Modern
                 Art, 5.125%, 7/01/31

        4,000   Dormitory Authority of the State of New York, Mount Sinai                      No Opt. Call       AAA     4,360,960
                 School of Medicine Insured Revenue , Series 1994A,
                 5.150%, 7/01/24

        2,000   Dormitory Authority of the State of New York, City University                1/08 at 102.00       AAA     2,072,100
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1997 Series 1, 5.125%, 7/01/27

                Dormitory Authority of the State of New York, New York
                University Revenue Bonds, Series 1998A:
        3,250    6.000%, 7/01/18                                                               No Opt. Call       AAA     4,001,855
        3,000    5.750%, 7/01/27                                                               No Opt. Call       AAA     3,566,190


-----------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 15.3%

        2,000   Dormitory Authority of the State of New York, The New York                   2/08 at 101.00       AAA     2,010,340
                 and Presbyterian Hospital, FHA-Insured Mortgage Hospital
                 Revenue Bonds, Series 1998, 4.750%, 8/01/27

        9,800   Dormitory Authority of the State of New York, The New York                   8/09 at 101.00       AAA     10,562,048
                 Hospital Medical Center of Queens, FHA-Insured Mortgage
                 Revenue Bonds, Series 1999, 5.600%, 2/15/39

        2,000   Dormitory Authority of the State of New York (Catholic Health                7/09 at 101.00       AAA     2,159,720
                 Services of Long Island Obligated Group), St. Francis Hospital
                 Revenue Bonds, Series 1999A, 5.500%, 7/01/22

        2,500   Dormitory Authority of the State of New York, Secured Hospital               2/08 at 101.50       AAA     2,702,150
                 Revenue Bonds, Bronx Lebanon Hospital, Series 1998E,
                 5.200%, 2/15/15

                Suffolk County Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Huntington Hospital Project Bonds,
                Series 2002C:
          725    6.000%, 11/01/22                                                           11/12 at 100.00      Baa1       759,887
        1,045    5.875%, 11/01/32                                                           11/12 at 100.00      Baa1     1,072,525


-----------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.3%

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
        2,725    5.375%, 11/01/23 (Alternative Minimum Tax)                                  5/12 at 100.00        AA     2,816,615
        1,375    5.500%, 11/01/34 (Alternative Minimum Tax)                                  5/12 at 100.00        AA     1,427,855

                Dormitory Authority of the State of New York, GNMA Collateralized
                Revenue Bonds, Willow Towers, Inc. Project, Series 2002:
        1,000    5.250%, 2/01/22                                                             8/12 at 101.00       AAA     1,056,070
        2,500    5.400%, 2/01/34                                                             8/12 at 101.00       AAA     2,659,350


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 17.9%

                City of Buffalo, New York, School Bonds, Series 2002B:
        1,490    5.375%, 11/15/18                                                           11/12 at 100.00       AAA     1,661,097
        2,375    5.375%, 11/15/20                                                           11/12 at 100.00       AAA     2,622,713

                Canandaigua City School District, Ontario County, New York,
                General Obligation Bonds, Series 2002A Refunding:
        1,240    5.375%, 4/01/17                                                             4/12 at 101.00       Aaa     1,400,580
        1,300    4.000%, 4/01/18                                                             4/12 at 101.00       Aaa     1,274,221

                                       63

                            Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,355   Canandaigua City School District, Ontario County, New York,                  4/12 at 101.00       Aaa    $1,311,206
                 General Obligation Bonds, Series 2002A  Refunding,
                 4.000%, 4/01/19

                Clarence Central School District, Erie County, New York, General
                Obligation Bonds, Series 2002 Refunding:
        1,235    4.000%, 5/15/18                                                             5/12 at 100.00       Aaa     1,203,409
        1,285    4.000%, 5/15/19                                                             5/12 at 100.00       Aaa     1,235,797
        1,335    4.000%, 5/15/20                                                             5/12 at 100.00       Aaa     1,273,884
        1,390    4.000%, 5/15/21                                                             5/12 at 100.00       Aaa     1,312,146

        3,000   City of New York, New York, General Obligation Bonds,                        3/11 at 101.00       AAA     3,305,310
                 Fiscal 2001 Series H, 5.250%, 3/15/16

        3,250   City of New York, New York, General Obligation Bonds,                        3/12 at 100.00       AAA     3,408,828
                 Fiscal 2002 Series C, 5.125%, 3/15/25

        2,430   Commonwealth of Puerto Rico, General Obligation Bonds,                       7/11 at 100.00       AAA     2,554,513
                 Public Improvement Refunding Series of 2001, 5.125%, 7/01/30


-----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 37.1%

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        5,000    5.000%, 7/01/25                                                             7/12 at 100.00       AAA     5,193,250
        5,000    5.000%, 7/01/30                                                             7/12 at 100.00       AAA     5,185,250

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        2,290    5.250%, 11/15/25                                                           11/12 at 100.00       AAA     2,438,873
        1,000    5.000%, 11/15/32                                                           11/12 at 100.00       AAA     1,037,370

        1,000   Nassau County Interim Finance Authority, New York, Sales                    11/10 at 100.00       AAA     1,105,120
                 Tax Secure Bonds, Series 2000A, 5.375%,11/15/17

        4,245   New York City Transit Authority, Metropolitan Transportation                 1/10 at 101.00       AAA     4,472,617
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 1999A, 5.250%, 1/01/29

        5,000   New York City Transitional Finance Authority, New York, Future              11/11 at 101.00       AAA     5,545,250
                 Tax Secured Bonds, Fiscal 2002 Series B, 5.250%, 5/01/16

        3,000   Dormitory Authority of the State of New York, Mental Health                  8/09 at 101.00       AAA     3,149,190
                 Services Facilities Improvement Revenue Bonds, Series 1999D,
                 5.250%, 2/15/29

        5,000   New York State Thruway Authority, Highway and Bridge Trust Fund              4/12 at 100.00       AAA     5,221,050
                 Bonds, Series 2002A, 5.000%, 4/01/22

        8,600   New York State Urban Development Corporation, State Facilities                 No Opt. Call       AAA     10,240,966
                 Revenue Bonds, 1995 Refunding Series, 5.700%, 4/01/20

        3,000   New York State Urban Development Corporation, State Personal                 3/12 at 100.00        AA     3,127,800
                 Income Tax Revenue Bonds, Series 2002A, State Facilities and
                 Equipment, 5.125%, 3/15/27


-----------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.5%

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Bonds, Series 2002A Refunding:
        5,000    5.000%, 11/15/25                                                           11/12 at 100.00       AAA     5,199,200
        3,000    5.000%, 11/15/30                                                           11/12 at 100.00       AAA     3,114,570

        4,000   Port Authority of New York and New Jersey, Consolidated                      8/08 at 101.00       AAA     4,361,120
                 Bonds, One Hundred Twenty Fourth Series, 5.000%, 8/01/11
                 (Alternative Minimum Tax)

        3,000   Triborough Bridge and Tunnel Authority, New York, General                    1/12 at 100.00       AAA     3,104,250
                 Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/32


-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 7.5%

          815   New York State Housing Finance Agency, State University                        No Opt. Call       AAA     1,062,206
                 Construction Bonds, 1986 Series A, 8.000%, 5/01/11

        4,750   Dormitory Authority of the State of New York, Revenue Bonds,                 5/12 at 101.00       AAA     5,464,828
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/27 (Pre-refunded to 5/15/12)

        2,575   Puerto Rico Infrastructure Financing Authority, Special Obligation          10/10 at 101.00       AAA     2,864,456
                 Bonds, 2000 Series A, 5.500%, 10/01/40

                                       64

                            Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) (continued)
                                   Portfolio of INVESTMENTS September 30, 2002
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.5%

$       1,000   Long Island Power Authority, New York, Electric System General               6/08 at 101.00       AAA    $1,041,990
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        5,000    5.000%, 9/01/27                                                             9/11 at 100.00       AAA     5,172,550
        2,715    5.250%, 9/01/28                                                             9/11 at 100.00       AAA     2,866,198

        5,000   New York State Energy Research and Development Authority,                   11/08 at 102.00       AAA     5,205,350
                 Pollution Control Revenue Refunding  Bonds (Niagara Mohawk
                 Power Corporation Project), Series 1998A, 5.150%, 11/01/25

        5,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,                   7/10 at 101.00       AAA     5,326,200
                 Series HH, 5.250%, 7/01/29

        1,090   Westchester County Industrial Development Agency, New York,                  7/07 at 101.00       BBB     1,115,766
                 Resource Recovery Revenue Bonds, Westchester RESCO
                 Company Project, Series 1996, 5.500%, 7/01/09 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.0%
        2,170   New York City Municipal Water Finance Authority, New York,                   6/10 at 101.00        AA     2,345,140
                 Water and Sewer System Revenue Bonds, Fiscal 2001 Series A,
                 5.500%, 6/15/33

        5,000   New York City Municipal Water Finance Authority, New York,                   6/11 at 100.00       AAA     5,169,050
                 Water and Sewer System Revenue Bonds, Fiscal 2002 Series F,
                 5.000%, 6/15/29
-----------------------------------------------------------------------------------------------------------------------------------
$     169,630   Total Long-Term Investments (cost $169,023,485) - 143.9%                                                181,169,194
=============----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS (COST $3,000,000) - 2.4%

$       3,000   New York City, New York, General Obligation Bonds, Variable Rate                               VMIG-1     3,000,000
=============    Demand Bonds, 1993 Series B, 2.050%, 10/01/22+
                -------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      2,724,217
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.5)%                                                        (61,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $125,893,411
                ===================================================================================================================

                    At least 80% of the Fund's net assets are invested in municipal securities that are either covered by Original
                    Issue Insurance, Secondary Market Insurance or Portfolio
                    Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets may be invested in municipal securities that are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&Por
                    Fitch) or unrated but judged to be of comparable quality by the Adviser.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       65

Statement of
        ASSETS AND LIABILITIES September 30, 2002
                                                                        NEW YORK         NEW YORK           NEW YORK        NEW YORK
                                                                           VALUE PERFORMANCE PLUS INVESTMENT QUALITY  SELECT QUALITY
                                                                           (NNY)            (NNP)              (NQN)           (NVN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value                $153,827,695     $381,656,179       $438,067,615    $562,565,441
Temporary investments in short-term securities,
   at amortized cost, which approximates
   market value                                                               --               --                --               --
Cash                                                                     682,798          671,506           985,917       10,307,088
Receivables:
   Interest                                                            2,420,034        5,705,402         6,156,468        7,518,769
   Investments sold                                                           --          170,000                --          922,500
Other assets                                                               6,446           32,286            26,062           33,194
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   156,936,973      388,235,373       445,236,062      581,346,992
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                      2,598,400        6,496,000                --               --
Accrued expenses:
   Management fees                                                        71,799          197,161           229,027          297,112
   Organization and offering costs                                            --               --                --               --
   Other                                                                  96,676          124,404           154,479          199,824
Preferred share dividends payable                                            N/A           31,024            23,695           35,821
Common share dividends payable                                           589,694        1,196,609         1,354,011        1,803,414
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                3,356,569        8,045,198         1,761,212        2,336,171
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                       N/A      124,300,000       144,000,000      193,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $153,580,404     $255,890,175      $299,474,850     $386,010,821
====================================================================================================================================
Common shares outstanding                                             15,120,364       14,957,607        17,699,489       23,420,962
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      10.16     $      17.11      $       16.92    $      16.48
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $    151,204     $    149,576      $     176,995    $    234,210
Paid-in surplus                                                      144,261,147      217,764,064        248,497,049     327,691,822
Undistributed (Over-distribution of) net investment income               (91,138)       2,241,208          2,811,992       3,231,990
Accumulated net realized gain (loss) from investments                   (742,448)       2,494,559          1,366,907       3,593,819
Net unrealized appreciation of investments                            10,001,639       33,240,768         46,621,907      51,258,980
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $153,580,404     $255,890,175       $299,474,850    $386,010,821
====================================================================================================================================
Authorized shares:
  Common                                                             250,000,000      200,000,000        200,000,000     200,000,000
  Preferred                                                                  N/A        1,000,000          1,000,000       1,000,000
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                                       66

                                                                                                                             INSURED
                                                                         INSURED         NEW YORK          NEW YORK         NEW YORK
                                                      NEW YORK          NEW YORK         DIVIDEND          DIVIDEND         DIVIDEND
                                                QUALITY INCOME    PREMIUM INCOME        ADVANTAGE       ADVANTAGE 2        ADVANTAGE
                                                         (NUN)             (NNF)            (NAN)             (NXK)            (NKO)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities,
  at market value                                 $573,188,066      $197,524,686     $214,436,884       $148,562,598    $181,169,194
Temporary investments in short-term securities,
  at amortized cost, which approximates
  market value                                              --                --               --                 --       3,000,000
Cash                                                 5,373,838            15,424          547,141            279,507       1,132,902
Receivables:
  Interest                                           8,198,217         2,742,185        3,069,109          2,232,170       2,497,018
  Investments sold                                   6,818,660           115,212               --                 --              --
Other assets                                           50,170             21,573           12,116              8,127           6,887
------------------------------------------------------------------------------------------------------------------------------------
     Total assets                                  593,628,951       200,419,080      218,065,250        151,082,402     187,806,001
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                           --                --        2,598,400          2,598,400              --
Accrued expenses:
  Management fees                                      303,148           104,887           60,246             41,814          52,318
  Organization and offering costs                           --                --               --              8,800         243,082
  Other                                                136,645            96,722          118,487             75,549          13,964
Preferred share dividends payable                       40,752            15,273              450              6,754          10,360
Common share dividends payable                       1,818,322           628,259          688,760            464,904         592,866
------------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                               2,298,867           845,141        3,466,343          3,196,221         912,590
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value             197,000,000        65,000,000       69,000,000         47,000,000      61,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares            $394,330,084      $134,573,939     $145,598,907       $100,886,181    $125,893,411
====================================================================================================================================
Common shares outstanding                           24,083,739         8,321,313        9,183,464          6,457,000       7,957,934
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)          $      16.37      $      16.17     $      15.85       $      15.62    $      15.82
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share           $    240,837      $     83,213     $     91,835       $     64,570    $     79,579
Paid-in surplus                                    335,102,807       118,271,340      130,339,445         91,617,371     112,934,251
Undistributed (Over-distribution of)
  net investment income                              3,395,082         1,116,285        1,202,731            703,010          37,411
Accumulated net realized gain (loss)
  from investments                                   5,070,940        (3,506,268)      (2,254,437)           440,831         696,461
Net unrealized appreciation of investments          50,520,418        18,609,369       16,219,333          8,060,399      12,145,709
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares            $394,330,084      $134,573,939     $145,598,907       $100,886,181    $125,893,411
====================================================================================================================================
 Authorized shares:
   Common                                          200,000,000       200,000,000        Unlimited          Unlimited       Unlimited
   Preferred                                         1,000,000         1,000,000        Unlimited          Unlimited       Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       67

Statement of
          OPERATIONS Year Ended September 30, 2002
                                                                        NEW YORK         NEW YORK           NEW YORK        NEW YORK
                                                                           VALUE PERFORMANCE PLUS INVESTMENT QUALITY  SELECT QUALITY
                                                                           (NNY)            (NNP)              (NQN)           (NVN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 8,229,688      $19,913,143        $22,597,123     $29,796,600
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          858,015        2,318,808          2,684,783       3,492,552
Preferred shares - auction fees                                              N/A          310,750            360,000         482,500
Preferred shares - dividend disbursing agent fees                            N/A           40,000             30,000          30,000
Shareholders' servicing agent fees and expenses                           66,688           59,111             57,308          61,492
Custodian's fees and expenses                                             46,645           92,643            106,806         143,653
Directors'/Trustees' fees and expenses                                     1,981            4,000              5,136           6,251
Professional fees                                                        111,999           14,824             16,856          18,666
Shareholders' reports - printing and mailing expenses                     24,879           39,388             36,219          40,586
Stock exchange listing fees                                               20,674           20,674             20,605          20,605
Investor relations expense                                                29,070           46,588             53,532          66,492
Portfolio insurance expense                                                   --               --                 --          34,421
Other expenses                                                             7,214           26,806             26,240          30,948
------------------------------------------------------------------------------------------------------------------------------------
 Total expenses before custodian fee credit
   and expense reimbursement                                           1,167,165        2,973,592          3,397,485      4,428,166
   Custodian fee credit                                                   (8,469)         (34,788)           (39,217)       (51,393)
   Expense reimbursement                                                      --               --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           1,158,696        2,938,804          3,358,268      4,376,773
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  7,070,992       16,974,339         19,238,855     25,419,827
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
 Net realized gain from investments                                      727,823        3,072,903          1,467,220      3,595,654
 Change in net unrealized appreciation
   (depreciation) of investments                                       4,003,348       12,819,022         19,814,204     23,028,908
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                              4,731,171       15,891,925         21,281,424     26,624,562
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
 From and in excess of net investment income                                 N/A       (1,680,916)        (1,737,838)    (2,123,752)
 From accumulated net realized gains from investments                        N/A               --           (246,687)      (837,116)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                       N/A       (1,680,916)        (1,984,525)    (2,960,868)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                            $11,802,163      $31,185,348        $38,535,754    $49,083,521
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                                       68

                                                                                                                             INSURED
                                                                         INSURED         NEW YORK           NEW YORK        NEW YORK
                                                      NEW YORK          NEW YORK         DIVIDEND           DIVIDEND        DIVIDEND
                                                QUALITY INCOME    PREMIUM INCOME        ADVANTAGE        ADVANTAGE 2       ADVANTAGE
                                                         (NUN)             (NNF)            (NAN)              (NXK)          (NKO)*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                  $30,306,610       $10,350,024      $10,882,264        $ 7,425,703    $ 3,672,962
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                      3,561,492         1,237,731        1,325,506            914,357        526,573
Preferred shares - auction fees                        508,277           162,500          172,500            117,500         57,240
Preferred shares - dividend disbursing agent fees       40,000            20,000           10,000             10,000          3,754
Shareholders' servicing agent fees and expenses         60,248            22,673            7,237              2,983          1,496
Custodian's fees and expenses                          159,734            47,675           49,885             49,486         68,035
Directors'/Trustees' fees and expenses                   7,020             2,068            2,340              2,434          2,060
Professional fees                                       20,068            11,432           11,723             10,053          9,603
Shareholders' reports - printing and mailing expenses   63,632            14,826           15,674             13,076          7,030
Stock exchange listing fees                             20,605            14,718           14,719                197             --
Investor relations expense                              68,851            24,807           25,213             11,165             --
Portfolio insurance expense                                 --             5,653               --                 --             --
Other expenses                                          36,950            16,448           15,605              7,609          1,330
------------------------------------------------------------------------------------------------------------------------------------
 Total expenses before custodian fee credit
   and expense reimbursement                         4,546,877         1,580,531        1,650,402          1,138,860        677,121
   Custodian fee credit                                (39,243)           (8,495)         (16,454)           (18,525)       (51,449)
   Expense reimbursement                                    --                --         (616,415)          (422,932)      (244,177)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                         4,507,634         1,572,036        1,017,533            697,403        381,495
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               25,798,976         8,777,988        9,864,731          6,728,300      3,291,467
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments                   5,277,281         1,881,239        1,609,916            463,421        696,461
Change in net unrealized appreciation
  (depreciation) of investments                     21,416,228         5,098,567        6,491,120          5,889,462     12,145,709
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                           26,693,509         6,979,806        8,101,036          6,352,883     12,842,170
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From and in excess of net investment income         (2,603,448)         (863,336)        (987,619)          (684,180)      (289,910)
From accumulated net realized gains
  from investments                                     (89,293)               --               --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
  shares from distributions to
  Preferred shareholders                            (2,692,741)         (863,336)        (987,619)          (684,180)      (289,910)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
  shares from operations                           $49,799,744       $14,894,458      $16,978,148        $12,397,003    $15,843,727
====================================================================================================================================

*    For the period March 26, 2002 (commencement of operations) through
     September 30, 2002.

                                 See accompanying notes to financial statements.


Statement of
          CHANGES IN NET ASSETS
                                                                                NEW YORK                          NEW YORK
                                       NEW YORK VALUE (NNY)              PERFORMANCE PLUS (NNP)           INVESTMENT QUALITY (NQN)
                                  ----------------------------      -----------------------------       ----------------------------
                                   YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED         YEAR ENDED      YEAR ENDED
                                      9/30/02          9/30/01           9/30/02          9/30/01            9/30/02         9/30/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 7,070,992      $ 7,596,480      $ 16,974,339     $ 17,404,121       $ 19,238,855   $ 19,827,402
Net realized gain (loss)
  from investments                    727,823        1,717,808         3,072,903        3,144,295          1,467,220      2,208,826
Change in net unrealized appreciation
  (depreciation) of investments     4,003,348        3,712,887        12,819,022       15,614,541         19,814,204     17,859,795
Distributions to
Preferred Shareholders:
  From and in excess of net
    investment income                     N/A              N/A        (1,680,916)      (3,847,756)        (1,737,838)    (4,374,182)
  From accumulated net realized gains
    from investments                      N/A              N/A                --               --           (246,687)            --
Net increase in net assets
  applicable to Common shares
  from operations                  11,802,163       13,027,175        31,185,348       32,315,201         38,535,754     35,521,841
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From and in excess of net
   investment income               (7,359,327)      (7,732,557)      (13,893,897)     (13,143,149)       (15,603,549)   (14,852,763)
From accumulated net realized gains
   from investments                        --               --                --               --           (837,375)            --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (7,359,327)      (7,732,557)      (13,893,897)     (13,143,149)       (16,440,924)   (14,852,763)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --                --               --                 --             --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions         --               --                --               --                 --             --
Preferred shares offering cost            N/A              N/A                --               --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
  to Common shares from capital
  share transactions                       --               --                --               --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
  to Common shares                  4,442,836        5,294,618        17,291,451       19,172,052         22,094,830     20,669,078
Net assets applicable to Common
  shares at the beginning
  of period                       149,137,568      143,842,950       238,598,724      219,426,672        277,380,020    256,710,942
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $153,580,404     $149,137,568      $255,890,175     $238,598,724       $299,474,850   $277,380,020
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                 $    (91,138)    $    171,892      $  2,241,208     $    617,246       $  2,811,992   $    526,295
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.


                                 See accompanying notes to financial statements.


                                       70

                                                                                                               INSURED NEW YORK
                                    NEW YORK SELECT QUALITY (NVN)     NEW YORK QUALITY INCOME (NUN)          PREMIUM INCOME (NNF)
                                 --------------------------------    ------------------------------      ---------------------------
                                   YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED         YEAR ENDED     YEAR ENDED
                                      9/30/02          9/30/01           9/30/02          9/30/01            9/30/02        9/30/01
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
Net investment income            $ 25,419,827     $ 27,039,146      $ 25,798,976     $ 27,555,524       $  8,777,988   $  8,977,593
Net realized gain (loss)
  from investments                  3,595,654        5,400,143         5,277,281        1,252,116          1,881,239        568,314
Change in net unrealized
  appreciation (depreciation)
  of investments                   23,028,908       13,363,922        21,416,228       16,022,286          5,098,567      7,661,616
Distributions to
Preferred Shareholders:
  From and in excess of net
    investment income              (2,123,752)      (5,877,755)       (2,603,448)      (6,049,848)          (863,336)    (2,003,408)
  From accumulated net realized
    gains from investments           (837,116)              --           (89,293)              --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common
   shares from operations          49,083,521       39,925,456        49,799,744       38,780,078         14,894,458     15,204,115
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From and in excess of net
   investment income              (20,938,114)     (20,426,587)      (21,136,979)     (20,521,931)        (7,302,336)    (6,726,853)
From accumulated net realized gains
   from investments                (2,944,026)              --          (306,940)              --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders         (23,882,140)     (20,426,587)      (21,443,919)     (20,521,931)        (7,302,336)    (6,726,853)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --                --               --                 --             --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions         --               --                --               --            333,731             --
Preferred shares offering cost             --               --                --               --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                      --               --                --               --            333,731             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to
   Common shares                   25,201,381       19,498,869        28,355,825       18,258,147          7,925,853      8,477,262
Net assets applicable to Common
   shares at the beginning
   of period                      360,809,440      341,310,571       365,974,259      347,716,112        126,648,086    118,170,824
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $386,010,821     $360,809,440      $394,330,084     $365,974,259       $134,573,939   $126,648,086
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                 $  3,231,990       $  765,998       $ 3,395,082     $  1,219,349       $  1,116,285   $    496,172
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       71

Statement of
      CHANGES IN NET ASSETS (continued)
                                             NEW YORK                          NEW YORK                       INSURED NEW YORK
                                     DIVIDEND ADVANTAGE (NAN)         DIVIDEND ADVANTAGE 2 (NXK)          DIVIDEND ADVANTAGE (NKO)
                                  ----------------------------       ----------------------------      -----------------------------
                                                                                          FOR THE                           FOR THE
                                                                                   PERIOD 3/28/01                    PERIOD 3/26/02
                                                                                    (COMMENCEMENT                     (COMMENCEMENT
                                   YEAR ENDED       YEAR ENDED        YEAR ENDED    OF OPERATIONS)                    OF OPERATIONS)
                                      9/30/02          9/30/01           9/30/02  THROUGH 9/30/01                   THROUGH 9/30/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 9,864,731      $ 9,908,561       $ 6,728,300      $ 2,833,130                      $  3,291,467
Net realized gain (loss)
   from investments                 1,609,916         (152,108)          463,421          (22,590)                          696,461
Change in net unrealized
   appreciation (depreciation)
   of investments                   6,491,120       12,994,306         5,889,462        2,180,754                        12,145,709
Distributions to
Preferred Shareholders:
   From and in excess of net
     investment income               (987,619)      (2,184,177)         (684,180)        (448,506)                         (289,910)
   From accumulated net
     realized gains
     from investments                      --               --                --                --                               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common
   shares from operations          16,978,148       20,566,582        12,397,003        4,542,788                        15,843,727
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From and in excess of net
   investment income               (7,860,612)      (7,311,624)       (5,475,548)      (2,260,003)                       (2,964,146)
From accumulated net realized gains
   from investments                        --               --                --                --                               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (7,860,612)      (7,311,624)       (5,475,548)      (2,260,003)                       (2,964,146)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --                --        92,202,750                      113,645,250
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions     39,957           15,333                --               --                            14,017
Preferred shares offering cost             --               --                --         (621,084)                         (745,712)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                  39,957           15,333                --       91,581,666                       112,913,555
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares                 9,157,493       13,270,291         6,921,455       93,864,451                       125,793,136
Net assets applicable to Common
   shares at the beginning
   of period                      136,441,414      123,171,123        93,964,726          100,275                           100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $145,598,907     $136,441,414      $100,886,181      $93,964,726                      $125,893,411
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                 $  1,202,731     $    186,231        $  703,010      $   124,621                      $     37,411
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       72


Notes to
      FINANCIAL STATEMENTS


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The New York Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc. (NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN), Nuveen Insured New York Premium Income Municipal Fund, Inc.
(NNF), Nuveen New York Dividend Advantage Municipal Fund (NAN), Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) and Nuveen Insured New York Dividend Advantage Municipal Fund (NKO). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of New York Dividend Advantage 2's Common shares (NXK) and Insured New York Dividend Advantage's Common shares
(NKO) which trade on the American Stock Exchange.

Prior to the commencement of operations of New York Dividend Advantage 2 (NXK) and Insured New York Dividend Advantage (NKO), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, and the recording of the organization expenses ($15,000 and $11,500, respectively) and their reimbursement by Nuveen Investments, also a wholly owned subsidiary of The John Nuveen Company.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York. The Funds are registered under the Investment Company Act of 1940 as closed-end management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2002, New York Value (NNY), New York Performance Plus (NNP), New York Dividend Advantage (NAN) and New York Dividend Advantage 2 (NXK) had outstanding when-issued purchase commitments of $2,598,400, $6,496,000, $2,598,400 and $2,598,400, respectively. At September 30, 2002, there were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the period ended September 30, 2002, have been designated Exempt Interest Dividends.

Notes to
    FINANCIAL STATEMENTS (continued)



Dividends and Distributions to Common Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common Shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares

New York Value (NNY) is not authorized to issue Preferred shares. The Funds below have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                                           NEW YORK     NEW YORK    NEW YORK    NEW YORK
                                                        PERFORMANCE   INVESTMENT      SELECT     QUALITY
                                                               PLUS      QUALITY     QUALITY      INCOME
                                                              (NNP)        (NQN)       (NVN)       (NUN)
--------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                   1,600          960          --       2,200
   Series T                                                     800        2,400       1,720          --
   Series W                                                   2,000           --       2,400       2,200
   Series TH                                                     --           --       3,600       2,400
   Series F                                                     572        2,400          --       1,080
--------------------------------------------------------------------------------------------------------
Total                                                         4,972        5,760       7,720       7,880
========================================================================================================

                                                            INSURED                              INSURED
                                                           NEW YORK     NEW YORK    NEW YORK    NEW YORK
                                                            PREMIUM     DIVIDEND    DIVIDEND    DIVIDEND
                                                             INCOME    ADVANTAGE ADVANTAGE 2   ADVANTAGE
                                                              (NNF)        (NAN)       (NXK)       (NKO)
--------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                   1,320           --          --          --
   Series T                                                   1,280           --          --          --
   Series W                                                      --           --       1,880          --
   Series TH                                                     --           --          --       2,440
   Series F                                                      --        2,760          --          --
--------------------------------------------------------------------------------------------------------
Total                                                         2,600        2,760       1,880       2,440
========================================================================================================

Effective May 17, 2002, Insured New York Dividend Advantage (NKO) issued 2,440 Series TH $25,000 stated value Preferred shares.

Insurance

New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and Insured New York Premium Income (NNF) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured New York Dividend Advantage (NKO) invests at least 80% of its net assets in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the period ended September 30, 2002.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments has agreed to pay all offering costs (other than the sales load) that exceed $.03 per Common share for New York Dividend Advantage 2 (NXK) and InsuredNew York Dividend Advantage (NKO). New York Dividend Advantage 2's
(NXK) and InsuredNew York Dividend Advantage's (NKO) share of offering costs ($193,500 and $238,500, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by New York Dividend Advantage 2 (NXK) and Insured New York Dividend Advantage (NKO) in connection with their offering of Preferred shares ($621,084 and $745,712, respectively) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy

As required, effective October 1, 2001, the following Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to October 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets applicable to Common shares or the Common share net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation based on securities held by the Funds on October 1, 2001, as follows:



                                              NEW YORK     NEW YORK     NEW YORK
                                 NEW YORK  PERFORMANCE   INVESTMENT       SELECT
                                    VALUE         PLUS      QUALITY      QUALITY
                                    (NNY)        (NNP)        (NQN)        (NVN)
--------------------------------------------------------------------------------
                                  $25,305     $224,667     $388,461     $108,263
================================================================================


                                               INSURED
                                 NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                  QUALITY      PREMIUM     DIVIDEND     DIVIDEND
                                   INCOME       INCOME    ADVANTAGE  ADVANTAGE 2
                                    (NUN)        (NNF)        (NAN)        (NXK)
--------------------------------------------------------------------------------
                                 $117,415       $7,797          $--       $9,817
================================================================================


The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

Notes to
    FINANCIAL STATEMENTS (continued)



The net effect of this change for the fiscal year ended September 30, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

                                              NEW YORK     NEW YORK     NEW YORK
                                 NEW YORK  PERFORMANCE   INVESTMENT       SELECT
                                    VALUE         PLUS      QUALITY      QUALITY
                                    (NNY)        (NNP)        (NQN)        (NVN)
--------------------------------------------------------------------------------
                                  $23,775     $115,144     $158,220      $21,334
================================================================================


                                               INSURED
                                 NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                  QUALITY      PREMIUM     DIVIDEND     DIVIDEND
                                   INCOME       INCOME    ADVANTAGE  ADVANTAGE 2
                                    (NUN)        (NNF)        (NAN)        (NXK)
--------------------------------------------------------------------------------
                                  $34,008       $6,413           $--     $21,584
================================================================================


Classification and Measurement of Redeemable Securities

The Funds (excluding New York Value (NNY) which is not authorized to issue Preferred shares) have adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITF D-98 requires that Preferred shares, at liquidation value, be presented separately in the Statement of Assets and Liabilities. Accordingly, certain reclassifications have been made to the financial statements and financial highlights for all prior periods presented. The adoption of EITF D-98 had no impact on the Funds' Common share net asset values.

2. FUND SHARES
Transactions in Common and Preferred shares were as follows:

                                                                                          NEW YORK
                                                         NEW YORK VALUE (NNY)      PERFORMANCE PLUS (NNP)
                                                         --------------------      ----------------------
                                                           YEAR        YEAR          YEAR          YEAR
                                                           ENDED       ENDED         ENDED         ENDED
                                                          9/30/02     9/30/01       9/30/02       9/30/01
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                --          --            --           --
   Shares issued to shareholders
     due to reinvestment of distributions                     --          --            --           --
---------------------------------------------------------------------------------------------------------
                                                              --          --            --           --
=========================================================================================================
Preferred shares sold                                        N/A         N/A            --           --
=========================================================================================================

                                                         NEW YORK INVESTMENT           NEW YORK SELECT
                                                             QUALITY (NQN)              QUALITY (NVN)
                                                         --------------------      ----------------------
                                                           YEAR        YEAR          YEAR          YEAR
                                                           ENDED       ENDED         ENDED         ENDED
                                                          9/30/02     9/30/01       9/30/02       9/30/01
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                --          --            --           --
   Shares issued to shareholders
     due to reinvestment of distributions                     --          --            --           --
---------------------------------------------------------------------------------------------------------
                                                              --          --            --           --
=========================================================================================================
Preferred shares sold                                         --          --            --           --
=========================================================================================================

                                                           NEW YORK QUALITY           INSURED NEW YORK
                                                             INCOME (NUN)           PREMIUM INCOME (NNF)
                                                          -------------------      ----------------------
                                                           YEAR        YEAR          YEAR          YEAR
                                                           ENDED       ENDED         ENDED         ENDED
                                                          9/30/02     9/30/01       9/30/02       9/30/01
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                --          --            --           --
   Shares issued to shareholders
     due to reinvestment of distributions                     --          --        21,681           --
---------------------------------------------------------------------------------------------------------
                                                              --          --        21,681           --
=========================================================================================================
Preferred shares sold                                         --          --            --           --
=========================================================================================================

                                    NEW YORK                   NEW YORK                INSURED NEW YORK
                            DIVIDEND ADVANTAGE (NAN)   DIVIDEND ADVANTAGE 2 (NXK)  DIVIDEND ADVANTAGE (NKO)
                            ------------------------  --------------------------- --------------------------
                                                                  FOR THE PERIOD             FOR THE PERIOD
                                                                      3/28/01                    3/26/02
                                                                   (COMMENCEMENT              (COMMENCEMENT
                                YEAR          YEAR         YEAR   OF OPERATIONS)             OF OPERATIONS)
                                ENDED         ENDED        ENDED      THROUGH                    THROUGH
                               9/30/02       9/30/01      9/30/02     9/30/01                    9/30/02
-----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                     --            --           --    6,450,000                  7,950,000
   Shares issued to
     shareholders due to
     reinvestment of
     distributions              3,034         1,423           --           --                      934
-----------------------------------------------------------------------------------------------------------
                                3,034         1,423           --    6,450,000                   7,950,934
===========================================================================================================
Preferred shares sold              --            --           --        1,880                       2,440
===========================================================================================================

3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities during the fiscal year ended September 30, 2002, were as follows:

                                                                       NEW YORK     NEW YORK     NEW YORK
                                                          NEW YORK  PERFORMANCE   INVESTMENT       SELECT
                                                             VALUE         PLUS      QUALITY      QUALITY
                                                             (NNY)        (NNP)        (NQN)        (NVN)
---------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                      $17,361,036  $77,012,198  $40,718,089  $81,933,376
   Short-term securities                                 2,000,000   17,050,000    9,700,000   10,250,000
Sales and maturities:
   Long-term municipal securities                       16,275,293   66,703,787   39,156,762   85,758,459
   Short-term securities                                 2,000,000   17,050,000    9,700,000   18,650,000
=========================================================================================================

                                                           INSURED                                INSURED
                                            NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                             QUALITY       PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                              INCOME        INCOME    ADVANTAGE  ADVANTAGE 2    ADVANTAGE
                                               (NUN)         (NNF)        (NAN)        (NXK)       (NKO)*
---------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities       $179,906,014   $31,989,643  $25,832,196  $25,950,601 $207,420,251
   Short-term securities                  10,500,000       500,000    9,000,000    1,700,000   84,305,000
Sales and maturities:
   Long-term municipal securities        189,805,119    31,507,801   22,914,815   22,207,286   39,053,377
   Short-term securities                  10,500,000       500,000    9,000,000    1,700,000   81,305,000
=========================================================================================================

* For the period March 26, 2002 (commencement of operations) through September 30, 2002.

Notes to
    FINANCIAL STATEMENTS (continued)

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis as of September 30, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

                                                                        NEW YORK      NEW YORK      NEW YORK
                                                          NEW YORK   PERFORMANCE    INVESTMENT        SELECT
                                                             VALUE          PLUS       QUALITY       QUALITY
                                                             (NNY)         (NNP)         (NQN)         (NVN)
------------------------------------------------------------------------------------------------------------
Cost of Investments                                   $143,776,976  $348,112,406  $390,904,106  $511,255,769
============================================================================================================
                                                           INSURED                                   INSURED
                                            NEW YORK      NEW YORK      NEW YORK      NEW YORK      NEW YORK
                                             QUALITY       PREMIUM      DIVIDEND      DIVIDEND      DIVIDEND
                                              INCOME        INCOME     ADVANTAGE   ADVANTAGE 2     ADVANTAGE
                                               (NUN)         (NNF)         (NAN)         (NXK)         (NKO)
------------------------------------------------------------------------------------------------------------
Cost of Investments                     $522,525,436  $178,901,107  $198,217,551  $140,475,806  $172,023,485
============================================================================================================

                                                                        NEW YORK      NEW YORK      NEW YORK
                                                          NEW YORK   PERFORMANCE    INVESTMENT        SELECT
                                                             VALUE          PLUS       QUALITY       QUALITY
                                                             (NNY)         (NNP)         (NQN)         (NVN)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                        $13,607,806   $35,197,934   $47,163,509   $51,309,672
   Depreciation                                         (3,557,087)   (1,654,161)           --            --
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments             $10,050,719   $33,543,773   $47,163,509   $51,309,672
============================================================================================================

                                                              INSURED                                   INSURED
                                               NEW YORK      NEW YORK      NEW YORK      NEW YORK      NEW YORK
                                                QUALITY       PREMIUM      DIVIDEND      DIVIDEND      DIVIDEND
                                                 INCOME        INCOME     ADVANTAGE   ADVANTAGE 2     ADVANTAGE
                                                  (NUN)         (NNF)         (NAN)         (NXK)         (NKO)
---------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                             $50,673,195   $18,623,579   $17,953,639    $8,387,696   $12,145,709
   Depreciation                                 (10,565)           --    (1,734,306)     (300,904)           --
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments  $50,662,630   $18,623,579   $16,219,333    $8,086,792   $12,145,709
===============================================================================================================

The tax components of undistributed net investment income and net realized gains at September 30, 2002, were as follows:

                                                                        NEW YORK      NEW YORK      NEW YORK
                                                          NEW YORK   PERFORMANCE    INVESTMENT        SELECT
                                                             VALUE          PLUS       QUALITY       QUALITY
                                                             (NNY)         (NNP)         (NQN)         (NVN)
------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income                           $450,050    $3,161,131    $3,647,464    $4,952,040
Undistributed ordinary income *                                 --        31,265            --        67,701
Undistributed net long-term capital gains                       --     2,494,559     1,366,907     3.593,818
============================================================================================================

                                                              INSURED                                   INSURED
                                               NEW YORK      NEW YORK      NEW YORK      NEW YORK      NEW YORK
                                                QUALITY       PREMIUM      DIVIDEND      DIVIDEND      DIVIDEND
                                                 INCOME        INCOME     ADVANTAGE   ADVANTAGE 2     ADVANTAGE
                                                  (NUN)         (NNF)         (NAN)         (NXK)         (NKO)
---------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income              $5,102,990    $1,739,790    $1,891,939    $1,143,780      $640,637
Undistributed ordinary income *                 212,163            --            --        55,027       696,461
Undistributed net long-term capital gains     4,867,988            --            --       390,300            --
===============================================================================================================

The tax character of distributions paid during the period ended September 30, 2002, were designated for purposes of the dividends paid deduction as follows:

                                                                        NEW YORK      NEW YORK      NEW YORK
                                                          NEW YORK   PERFORMANCE    INVESTMENT        SELECT
                                                             VALUE          PLUS       QUALITY       QUALITY
                                                             (NNY)         (NNP)         (NQN)         (NVN)
------------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income                    $7,371,424   $15,484,246   $17,260,569   $22,965,054
Distributions from ordinary income *                        40,825        27,024         4,344            --
Distributions from net long-term capital gains                  --            --     1,084,062     3,781,142
============================================================================================================

                                                              INSURED                                   INSURED
                                               NEW YORK      NEW YORK      NEW YORK      NEW YORK      NEW YORK
                                                QUALITY       PREMIUM      DIVIDEND      DIVIDEND      DIVIDEND
                                                 INCOME        INCOME     ADVANTAGE   ADVANTAGE 2     ADVANTAGE
                                                  (NUN)         (NNF)         (NAN)         (NXK)         (NKO)
---------------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income        $23,646,890    $8,073,901    $8,813,594    $6,152,442    $2,650,830
Distributions from ordinary income *              4,833        52,489            --            --            --
Distributions from net long-term
  capital gains                                 396,233            --            --            --            --
===============================================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (continued)


At September 30, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                            INSURED
                                                           NEW YORK     NEW YORK
                                              NEW YORK      PREMIUM     DIVIDEND
                                                 VALUE       INCOME    ADVANTAGE
                                                 (NNY)        (NNF)        (NAN)
--------------------------------------------------------------------------------
Expiration year:
   2004                                        $    --   $2,167,585     $     --
   2005                                             --      540,548           --
   2006                                             --           --           --
   2007                                             --           --           --
   2008                                        621,578      490,279      575,964
   2009                                        120,870      307,856    1,678,473
--------------------------------------------------------------------------------
Total                                         $742,448   $3,506,268   $2,254,437
================================================================================


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under New York Performance Plus (NNP), New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and InsuredNew York Premium Income (NNF) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
  ATTRIBUTABLE TO PREFERRED SHARES)                               MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


Under New York Value's (NNY) investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, of .35 of 1% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

Under New York Dividend Advantage's (NAN), New York Dividend Advantage 2's (NXK) and Insured New York Dividend Advantage's (NKO) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
  ATTRIBUTABLE TO PREFERRED SHARES)                               MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================


For the first ten years of New York Dividend Advantage's (NAN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                          YEAR ENDING
JULY 31,                             JULY 31,
--------------------------------------------------------------------------------
1999*              .30%                   2005                    .25%
2000               .30                    2006                    .20
2001               .30                    2007                    .15
2002               .30                    2008                    .10
2003               .30                    2009                    .05
2004               .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage (NAN) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of New York Dividend Advantage 2's (NXK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                          YEAR ENDING
MARCH 31,                            MARCH 31,
--------------------------------------------------------------------------------

2001*              .30%                   2007                    .25%
2002               .30                    2008                    .20
2003               .30                    2009                    .15
2004               .30                    2010                    .10
2005               .30                    2011                    .05
2006               .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage 2 (NXK) for any portion of its fees and expenses beyond March 31, 2011.

Notes to
        FINANCIAL STATEMENTS (continued)



For the first ten years of Insured New York Dividend Advantage's (NKO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                          YEAR ENDING
MARCH 31,                            MARCH 31,
--------------------------------------------------------------------------------
2002*              .30%                   2008                    .25%
2003               .30                    2009                    .20
2004               .30                    2010                    .15
2005               .30                    2011                    .10
2006               .30                    2012                    .05
2007               .30
================================================================================


*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Dividend Advantage
(NKO) for any portion of its fees and expenses beyond March 31, 2012. The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

6. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid November 1, 2002, to shareholders of record on October 15, 2002, as follows:

                                                                       NEW YORK     NEW YORK     NEW YORK
                                                          NEW YORK  PERFORMANCE   INVESTMENT       SELECT
                                                             VALUE         PLUS      QUALITY      QUALITY
                                                             (NNY)        (NNP)        (NQN)        (NVN)
---------------------------------------------------------------------------------------------------------
Dividend per share                                          $.0390       $.0800       $.0765       $.0770
=========================================================================================================

                                                           INSURED                                INSURED
                                            NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                             QUALITY       PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                              INCOME        INCOME    ADVANTAGE  ADVANTAGE 2    ADVANTAGE
                                               (NUN)         (NNF)        (NAN)        (NXK)        (NKO)
---------------------------------------------------------------------------------------------------------
Dividend per share                            $.0755        $.0755       $.0750       $.0720       $.0745
=========================================================================================================

Financial
           HIGHLIGHTS

Financial
        HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:


                                           Investment Operations                               Less Distributions
                           ------------------------------------------------------------  -----------------------------
                                                    Distributions
                                                    from and                             From and
                                                    in Excess      Distributions         in Excess
                                                    of Net         from                  of Net
                Beginning              Net          Investment     Capital               Investment  Capital
                Common                 Realized/    Income to      Gains to              Income to   Gains to
                Share      Net         Unrealized   Preferred      Preferred             Common      Common
                Net Asset  Investment  Investment   Share-         Share-                Share-      Share-
                Value      Income      Gain (Loss)  holders+       holders+       Total  holders     holders   Total
========================================================================================================================
NEW YORK
VALUE (NNY)
------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(a)         $ 9.86     $ .47       $  .32       $N/A           $ N/A          $ .79  $ (.49)     $ --      $ (.49)
2001              9.51       .50          .36        N/A             N/A            .86    (.51)       --        (.51)
2000              9.53       .52         (.03)       N/A             N/A            .49    (.51)       --        (.51)
1999             10.39       .51         (.76)       N/A             N/A           (.25)   (.51)      (.10)      (.61)
1998             10.28       .55          .20        N/A             N/A            .75    (.55)      (.09)      (.64)

NEW YORK
PERFORMANCE
PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(a)          15.95      1.13          1.07       (.11)           --            2.09    (.93)       --        (.93)
2001             14.67      1.16          1.26       (.26)           --            2.16    (.88)       --        (.88)
2000             14.65      1.23           .12       (.30)          (.02)          1.03    (.95)      (.06)     (1.01)
1999             16.24      1.24         (1.56)      (.22)           --            (.54)  (1.03)       --       (1.03)
1998             16.23      1.31           .02       (.23)           --            1.10   (1.09)       --       (1.09)

NEW YORK
INVESTMENT
QUALITY (NQN)
------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(a)          15.67      1.09          1.20       (.10)          (.01)          2.18    (.88)      (.05)      (.93)
2001             14.50      1.12          1.14       (.25)           --            2.01    (.84)       --        (.84)
2000             14.44      1.19           .09       (.30)           --             .98    (.92)       --        (.92)
1999             15.89      1.19         (1.30)      (.21)          (.02)          (.34)  (1.00)      (.09)     (1.09)
1998             15.85      1.24           .09       (.22)           --            1.11   (1.06)      (.01)     (1.07)

NEW YORK SELECT
QUALITY (NVN)
------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(a)          15.41      1.09          1.13       (.09)          (.04)          2.09    (.89)      (.13)     (1.02)
2001             14.57      1.15           .81       (.25)           --            1.71    (.87)       --        (.87)
2000             14.64      1.22          (.05)      (.31)           --             .86    (.93)       --        (.93)
1999             15.99      1.20         (1.28)      (.21)          (.01)          (.30)   (.99)      (.04)     (1.03)
1998             15.90      1.19           .11       (.22)           --            1.08    (.99)       --        (.99)
========================================================================================================================




                                                   Total Returns
                                                   -------------


                                                           Based
                Offering                                   on
                Costs and     Ending                       Common
                Preferred     Common               Based   Share
                Share         Share      Ending    on      Net
                Underwriting  Net Asset  Market    Market  Asset
                Discounts     Value      Value     Value*  Value*
===================================================================
NEW YORK
VALUE (NNY)
-------------------------------------------------------------------
Year Ended 9/30:
2002(a)         $ --          $10.16     $ 9.4200   4.55%   8.26%
2001              --            9.86       9.4900  14.66    9.23
2000              --            9.51       8.7500   6.17    5.29
1999              --            9.53       8.7500  (8.04)  (2.58)
1998              --           10.39      10.1250    .87    7.57

NEW YORK
PERFORMANCE
PLUS (NNP)
-------------------------------------------------------------------
Year Ended 9/30:
2002(a)           --           17.11      16.6000  14.44   13.65
2001              --           15.95      15.3900  15.56   15.01
2000              --           14.67      14.1250   (.71)   7.45
1999             (.02)         14.65      15.3125  (8.25)  (3.65)
1998              --           16.24      17.7500    .63    7.00

NEW YORK
INVESTMENT
QUALITY (NQN)
-------------------------------------------------------------------
Year Ended 9/30:
2002(a)           --           16.92      15.8600  14.54   14.52
2001              --           15.67      14.7200  12.44   14.12
2000              --           14.50      13.8750  (1.52)   7.10
1999             (.02)         14.44      15.0625  (8.13)  (2.45)
1998              --           15.89      17.5000   2.60    7.27

NEW YORK SELECT
QUALITY (NVN)
-------------------------------------------------------------------
Year Ended 9/30:
2002(a)           --           16.48      15.6200  15.35   14.27
2001              --           15.41      14.5000  10.43   11.99
2000              --           14.57      13.9375  (2.92)   6.14
1999             (.02)         14.64      15.3750  (3.33)  (2.11)
1998              --           15.99      16.9375   6.84    7.01
===================================================================

                                           Ratios/Supplemental Data
             ---------------------------------------------------------------------------------
                           Before Credit/Reimbursement  After Credit/Reimbursement**              Preferred Shares at End of Period
                           ---------------------------  ----------------------------            ------------------------------------

                                          Ratio of Net                 Ratio of Net
                           Ratio of       Investment    Ratio of       Investment
             Ending        Expenses       Income to     Expenses       Income to
             Net           to Average     Average       to Average     Average
             Assets        Net Assets     Net Assets    Net Assets     Net Assets               Aggregate    Liquidation
             Applicable    Applicable     Applicable    Applicable     Applicable    Portfolio  Amount       and Market    Asset
             to Common     to Common      to Common     to Common      to Common     Turnover   Outstanding  Value         Coverage
             Shares (000)  Shares++       Shares++      Shares++       Shares++      Rate       (000)        Per Share     Per Share
====================================================================================================================================
NEW YORK
VALUE (NNY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended
9/30:
2002(a)      $153,580       .79%          4.76%          .78%          4.76%         11%        $N/A         $N/A          $N/A
2001          149,138       .76           5.13           .74           5.15          23          N/A          N/A           N/A
2000          143,843       .74           5.52           .73           5.53          33          N/A          N/A           N/A
1999          144,079       .74           5.10           .74           5.10          19          N/A          N/A           N/A
1998          157,086       .75           5.37           .75           5.37          36          N/A          N/A           N/A

NEW YORK
PERFORMANCE
PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended
9/30:
2002(a)       255,890      1.24           7.08          1.23           7.09          19          124,300      25,000        76,466
2001          238,599      1.29           7.47          1.28           7.49          19          124,300      25,000        72,988
2000          219,427      1.29           8.61          1.27           8.63          44          124,300      25,000        69,132
1999          218,751      1.20           7.89          1.19           7.90          22          124,300      25,000        68,997
1998          240,374      1.17           8.10          1.17           8.10          30          104,300      25,000        82,616

NEW YORK
INVESTMENT
QUALITY (NQN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended
9/30:
2002(a)       299,475      1.22           6.90          1.21           6.92           9          144,000      25,000        76,992
2001          277,380      1.27           7.29          1.24           7.31          21          144,000      25,000        73,156
2000          256,711      1.26           8.39          1.24           8.41          32          144,000      25,000        69,568
1999          255,347      1.22           7.78          1.22           7.79          17          144,000      25,000        69,331
1998          278,372      1.18           7.88          1.18           7.88          20          120,000      25,000        82,994

NEW YORK
SELECT
QUALITY (NVN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended
9/30:
2002(a)       386,011      1.23           7.06          1.22           7.07          15          193,000      25,000        75,001
2001          360,809      1.28           7.59          1.26           7.61          31          193,000      25,000        71,737
2000          341,311      1.28           8.49          1.28           8.49          20          193,000      25,000        69,211
1999          342,282      1.19           7.75          1.18           7.75          13          193,000      25,000        69,337
1998          369,617      1.14           7.51          1.14           7.51          11          150,000      25,000        86,603
====================================================================================================================================

N/A  Fund is not authorized to issue Preferred shares.

* Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.

(a) As required, effective October 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended September 30, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share and increase each ratio of net investment income to average net assets applicable to Common shares as follows:

                                                 NEW YORK    NEW YORK   NEW YORK
                                   NEW YORK   PERFORMANCE  INVESTMENT     SELECT
                                      VALUE          PLUS     QUALITY    QUALITY
                                      (NNY)         (NNP)       (NQN)      (NVN)
                                  ----------------------------------------------
     2002 per share impact ($)           --           .01         .01         --
     2002 income ratio impact (%)       .02           .05         .06        .01

The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


                                  84-85 SPREAD

Selected data for a Common share outstanding throughout each period:

                                           Investment Operations                               Less Distributions
                           ------------------------------------------------------------  -----------------------------
                                                    Distributions
                                                    from and                             From and
                                                    in Excess      Distributions         in Excess
                                                    of Net         from                  of Net
                Beginning              Net          Investment     Capital               Investment  Capital
                Common                 Realized/    Income to      Gains to              Income to   Gains to
                Share      Net         Unrealized   Preferred      Preferred             Common      Common
                Net Asset  Investment  Investment   Share-         Share-                Share-      Share-
                Value      Income      Gain (Loss)  holders+       holders+       Total  holders     holders   Total
========================================================================================================================
NEW YORK
QUALITY
INCOME (NUN)
------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(d)         $15.20     $1.07       $ 1.10       $(.11)         $ --           $2.06  $(.88)      $(.01)    $(.89)
2001             14.44      1.14          .72        (.25)           --            1.61   (.85)        --       (.85)
2000             14.54      1.18         (.08)       (.30)           --             .80   (.90)        --       (.90)
1999             15.90      1.15        (1.29)       (.22)          (.01)          (.37)  (.94)       (.03)     (.97)
1998             15.66      1.15          .30        (.24)          (.01)          1.20   (.94)       (.02)     (.96)

INSURED
NEW YORK
PREMIUM INCOME
(NNF)
------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(d)          15.26      1.06          .83         (.10)          --            1.79   (.88)        --       (.88)
2001             14.24      1.08          .99         (.24)          --            1.83   (.81)        --       (.81)
2000             14.20      1.08          .07         (.29)          --             .86   (.82)        --       (.82)
1999             15.68      1.07        (1.49)        (.23)          --            (.65)  (.83)        --       (.83)
1998             14.95      1.06          .75         (.26)          --            1.55   (.82)        --       (.82)

NEW YORK
DIVIDEND
ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(d)          14.86      1.07          .89        (.11)           --            1.85   (.86)        --       (.86)
2001             13.42      1.08         1.40        (.24)           --            2.24   (.80)        --       (.80)
2000             13.27      1.08          .18        (.29)           --             .97   (.82)        --       (.82)
1999(a)          14.33       .27         (.95)       (.05)           --            (.73)  (.21)        --       (.21)

NEW YORK
DIVIDEND
ADVANTAGE 2
(NXK)
------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(d)          14.55      1.04          .99        (.11)           --            1.92   (.85)        --       (.85)
2001(b)          14.33       .44          .33        (.07)           --             .70   (.35)        --       (.35)

INSURED
NEW YORK
DIVIDEND
ADVANTAGE (NKO)
------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(c)          14.33      .41          1.62        (.04)           --            1.99   (.37)        --       (.37)
========================================================================================================================



                                                   Total Returns
                                                   -------------

                                                           Based
                Offering                                   on
                Costs and     Ending                       Common
                Preferred     Common               Based   Share
                Share         Share      Ending    on      Net
                Underwriting  Net Asset  Market    Market  Asset
                Discounts     Value      Value     Value** Value**
===================================================================
NEW YORK
QUALITY
INCOME (NUN)
-------------------------------------------------------------------
Year Ended 9/30:
2002(d)         $ --        $16.37       $15.3500  13.79%  14.14%
2001              --         15.20        14.3300  12.63   11.39
2000              --         14.44        13.5000  (3.79)   5.74
1999             (.02)       14.54        15.0000  (4.13)  (2.60)
1998              --         15.90        16.6250   8.89    7.90

INSURED
NEW YORK
PREMIUM INCOME
(NNF)
-------------------------------------------------------------------
Year Ended 9/30:
2002(d)           --         16.17        15.9400  15.88   12.21
2001              --         15.26        14.5700  15.32   13.11
2000              --         14.24        13.3750   (.96)   6.38
1999              --         14.20        14.3750  (3.37)  (4.33)
1998              --         15.68        15.6875  11.29   10.67

NEW YORK
DIVIDEND
ADVANTAGE (NAN)
-------------------------------------------------------------------
Year Ended 9/30:
2002(d)           --         15.85        15.4700  13.57   12.95
2001              --         14.86        14.4400  24.06   16.98
2000              --         13.42        12.3125  (8.62)   7.82
1999(a)          (.12)       13.27        14.3750  (2.76)  (5.93)

NEW YORK
DIVIDEND
ADVANTAGE 2
(NXK)
-------------------------------------------------------------------
Year Ended 9/30:
2002(d)           --         15.62        14.7800   8.48   13.67
2001(b)          (.13)       14.55        14.4600  (1.29)   4.02

INSURED
NEW YORK
DIVIDEND
ADVANTAGE (NKO)
-------------------------------------------------------------------
Year Ended 9/30:
2002(c)          (.13)       15.82        15.3900   5.16   13.18
===================================================================

                                           Ratios/Supplemental Data
              --------------------------------------------------------------------------------
                           Before Credit/Reimbursement  After Credit/Reimbursement**             Preferred Shares at End of Period
                           ---------------------------  ----------------------------            -----------------------------------
                                          Ratio of Net                 Ratio of Net
                           Ratio of       Investment    Ratio of       Investment
              Ending       Expenses       Income to     Expenses       Income to
              Net          to Average     Average       to Average     Average
              Assets       Net Assets     Net Assets    Net Assets     Net Assets               Aggregate    Liquidation
              Applicable   Applicable     Applicable    Applicable     Applicable    Portfolio  Amount       and Market    Asset
              to Common    to Common      to Common     to Common      to Common     Turnover   Outstanding  Value         Coverage
              Shares (000) Shares++       Shares++      Shares++       Shares++      Rate       (000)        Per Share     Per Share
====================================================================================================================================
NEW YORK
QUALITY
INCOME (NUN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended
9/30:
2002(d)       $394,330     1.24%          7.02%         1.23%          7.03%         32%        $197,000     $25,000       $75,042
2001           365,974     1.26           7.62          1.24           7.63          13          197,000      25,000        71,443
2000           347,716     1.22           8.31          1.22           8.31          15          197,000      25,000        69,126
1999           349,932     1.18           7.46          1.17           7.47           7          197,000      25,000        69,408
1998           378,795     1.16           7.33          1.16           7.33          12          170,000      25,000        80,705

INSURED
NEW YORK
PREMIUM
INCOME (NNF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended
9/30:
2002(d)        134,574     1.25           6.92          1.24           6.92          17           65,000      25,000        76,759
2001           126,648     1.29           7.24          1.28           7.25           8           65,000      25,000        73,711
2000           118,171     1.30           7.80          1.29           7.81          17           65,000      25,000        70,450
1999           117,800     1.29           7.03          1.29           7.03           8           65,000      25,000        70,308
1998           129,306     1.29           6.99          1.29           6.99          15           65,000      25,000        74,733

NEW YORK
DIVIDEND
ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended
9/30:
2002(d)        145,599     1.21           6.76           .75           7.22          11           69,000      25,000        77,753
2001           136,441     1.25           7.01           .78           7.49          18           69,000      25,000        74,435
2000           123,171     1.31           7.89           .79           8.42          19           69,000      25,000        69,627
1999(a)        121,801     1.10*          5.36*          .65*          5.81*         25           69,000      25,000        69,131

NEW YORK
DIVIDEND
ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended
9/30:
2002(d)        100,886     1.21           6.69           .74           7.16          16           47,000      25,000        78,663
2001(b)         93,965     1.12*          5.63*          .69*          6.06*         11           47,000      25,000        74,981

INSURED
NEW YORK
DIVIDEND
ADVANTAGE (NKO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended
9/30:
2002(c)        125,893     1.15*          5.07*          .65*          5.57*         29           61,000      25,000        76,596
====================================================================================================================================

*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)  For the period May 26, 1999 (commencement of operations) through September
     30,1999.

(b)  For the period March 28, 2001 (commencement of operations) through
     September 30, 2001.

(c)  For the period March 26, 2002 (commencement of operations) through
     September 30, 2002.

(d) As required, effective October 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended September 30, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share and increase each ratio of net investment income to average net assets applicable to Common shares as follows:

                                             INSURED
                                  NEW YORK  NEW YORK   NEW YORK     NEW YORK
                                   QUALITY   PREMIUM   DIVIDEND     DIVIDEND
                                    INCOME    INCOME  ADVANTAGE  ADVANTAGE 2
                                     (NUN)     (NNF)      (NAN)        (NXK)
                                  ------------------------------------------
     2002 per share impact ($)          --        --         --           --
     2002 income ratio impact (%)      .01       .01         --          .02


The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


                                  86-87 SPREAD

Directors/Trustees
       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Directors/Trustees of the Funds. The number of directors/trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the directors/trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the directors/trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                 YEAR FIRST
                                                 ELECTED OR                                                        NUMBER OF FUNDS
                                                 APPOINTED AND  PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    TERM OF        INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       OFFICE (a)     DURING PAST 5 YEARS                                DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR/TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY R. SCHWERTFEGER (1)  Chairman of the     1994           Chairman and Director (since 1996) of The John     135
3/28/1949                    Board and           Term:          Nuveen Company, Nuveen Investments, Nuveen
333 W. Wacker Drive          Director/Trustee    one year (2)   Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                               Corp.; Chairman and Director (since 1997) of
                                                                Nuveen Asset Management Inc.; Director (since
                                                                1996) of Institutional Capital Corporation;
                                                                Chairman and Director (since 1999) of Rittenhouse
                                                                Financial Services Inc.; Chief Executive Officer
                                                                (since 1999) of Nuveen Senior Loan Asset
                                                                Management Inc.

DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
ROBERT P. BREMNER            Director/Trustee    1997           Private Investor and Management Consultant.        117
8/22/1940                                        Term:
333 W. Wacker Drive                              one year (2)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
LAWRENCE H. BROWN            Director/Trustee    1993           Retired (1989) as Senior Vice President of The     117
7/29/1934                                        Term:          Northern Trust Company.
333 W. Wacker Drive                              one year (2)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
ANNE E. IMPELLIZZERI         Director/Trustee    1994           Retired (2002); formerly, Executive Director       117
1/26/1933                                        Term:          (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                              one year (2)   Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                               President and Chief Executive Officer of
                                                                Blanton-Peale Institutes of Religion and Health;
                                                                prior thereto, Vice President, Metropolitan Life
                                                                Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
PETER R. SAWERS              Director/Trustee    1991           Adjunct Professor of Business and Economics,       117
4/3/1933                                         Term:          University of Dubuque, Iowa; Director, Executive
333 W. Wacker Drive                              one year (2)   Service Corps of Chicago (not-for-profit); Director,
Chicago, IL 60606                                               Hadley School for the Blind (not-for-profit);
                                                                formerly (1991-2000) Adjunct Professor, Lake Forest
                                                                Graduate School of Management, Lake Forest,
                                                                Illinois; prior thereto, Executive Director,
                                                                Towers Perrin Australia, a management consulting
                                                                firm; Chartered Financial Analyst; Certified
                                                                Management Consultant.


                                       88

                                                 YEAR FIRST
                                                 ELECTED OR                                                        NUMBER OF FUNDS
                                                 APPOINTED AND  PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    TERM OF        INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       OFFICE (a)     DURING PAST 5 YEARS                                DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM J. SCHNEIDER         Director/Trustee    1997           Senior Partner and Chief Operating Officer,        117
9/24/1944                                        Term:          Miller-Valentine Group, Vice President,
333 W. Wacker Drive                              one year (2)   Miller-Valentine Realty, a construction company;
Chicago, IL 60606                                               Chair, Miami Valley Hospital; Vice Chair, Dayton
                                                                Development Coalition; formerly, Member,
                                                                Community Advisory Board, National City Bank,
                                                                Dayton, Ohio; and Business Advisory Council,
                                                                Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
JUDITH M. STOCKDALE          Director/Trustee    1997           Executive Director, Gaylord and Dorothy            117
12/29/1947                                       Term:          Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                              one year (2)   thereto, Executive Director, Great Lakes
Chicago, IL 60606                                               Protection Fund (from 1990 to 1994).

                                                                                                                   NUMBER OF FUNDS
                                                 YEAR FIRST     PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       APPOINTED (b)  DURING PAST 5 YEARS                                OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. ATKINSON          Vice President      2002           Vice President (since January 2002), formerly,     135
2/3/1966                                                        Assistant Vice President (since 2000), previously,
333 W. Wacker Drive                                             Associate of Nuveen Investments.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PAUL L. BRENNAN              Vice President      2002           Vice President (since January 2002), formerly,     130
11/10/1966                                                      Assistant Vice President of Nuveen
333 W. Wacker Drive                                             Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PETER H. D'ARRIGO            Vice President and  1999           Vice President of Nuveen Investments (since        135
11/28/1967                   Treasurer                          1999), prior thereto, Assistant Vice President
333 W. Wacker Drive                                             (from 1997); Vice President and Treasurer (since
Chicago, IL 60606                                               1999) of Nuveen Senior Loan Asset Management
                                                                Inc.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. DESANTO             Vice President      2001           Vice President of Nuveen Advisory Corp. (since     135
9/8/1954                                                        2001); previously, Vice President of Van Kampen
333 W. Wacker Drive                                             Investment Advisory Corp. (since 1998); prior
Chicago, IL 60606                                               thereto, Assistant Vice President of Van Kampen
                                                                Investment Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
JESSICA R. DROEGER           Vice President      2002           Vice President (since January 2002), Assistant     135
9/24/1964                    and Secretary                      General Counsel and Assistant Secretary (since
333 W. Wacker Drive                                             1998), formerly Assistant Vice President of Nuveen
Chicago, IL 60606                                               Investments; Vice President (since January 2002)
                                                                and Assistant Secretary (since 1998), formerly
                                                                Assistant Vice President of Nuveen Advisory Corp.
                                                                and Nuveen Institutional Advisory Corp.; prior
                                                                thereto, Associate at the law firm D'Ancona
                                                                Partners LLC.


                                       89


Directors/Trustees
        AND OFFICERS (CONTINUED)

                                                                                                                   NUMBER OF FUNDS
                                                 YEAR FIRST     PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       APPOINTED (b)  DURING PAST 5 YEARS                                OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
LORNA C. FERGUSON            Vice President      1998           Vice President of Nuveen Investments; Vice         135
10/24/1945                                                      President (since 1998) of Nuveen Advisory Corp.
333 W. Wacker Drive                                             and Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. FITZGERALD        Vice President      1995           Managing Director (since January 2002) of Nuveen   135
3/2/1964                                                        Investments; Managing Director of Nuveen Advisory
333 W. Wacker Drive                                             Corp. and Nuveen Institutional Advisory Corp.
Chicago, IL 60606                                               (since 2001); prior thereto, Vice President of
                                                                Nuveen Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
STEPHEN D. FOY               Vice President and  1998           Vice President of Nuveen Investments and           135
5/31/1954                    Controller                         (since 1998) The John Nuveen Company; Vice
333 W. Wacker Drive                                             President (since 1999) of Nuveen Senior Loan
Chicago, IL 60606                                               Asset Management Inc.; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. THOMAS FUTRELL            Vice President      1992           Vice President of Nuveen Advisory Corp.;           130
7/5/1955                                                        Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
RICHARD A. HUBER             Vice President      1997           Vice President of Nuveen Institutional Advisory    130
3/26/1963                                                       Corp. (since 1998) and Nuveen Advisory Corp.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. KRUPA              Vice President      1990           Vice President of Nuveen Advisory Corp.            130
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
DAVID J. LAMB                Vice President      2000           Vice President (since 2000) of Nuveen Investments, 135
3/22/1963                                                       previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                             prior thereto, Associate of Nuveen Investments;
Chicago, IL 60606                                               Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
TINA M. LAZAR                Vice President      2002           Vice President (since 1999), previously,           135
8/27/1961                                                       Assistant Vice President (since 1993) of
333 W. Wacker Drive                                             Nuveen Investments.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
LARRY W. MARTIN              Vice President and  1992           Vice President, Assistant Secretary and            135
7/27/1951                    Assistant Secretary                Assistant General Counsel of Nuveen
333 W. Wacker Drive                                             Investments; Vice President and Assistant
Chicago, IL 60606                                               Secretary of Nuveen Advisory Corp. and Nuveen
                                                                Institutional Advisory Corp.; Vice President and
                                                                Assistant Secretary of The John Nuveen
                                                                Company and Nuveen Asset Management, Inc.;
                                                                Vice President and Assistant Secretary (since 1999)
                                                                of Nuveen Senior Loan Asset Management Inc.


                                       90

                                                                                                                   NUMBER OF FUNDS
                                                 YEAR FIRST     PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       APPOINTED (b)  DURING PAST 5 YEARS                                OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
EDWARD F. NEILD, IV          Vice President      1996           Managing Director (since January 2002) of Nuveen   135
7/7/1965                                                        Investments; Managing Director (since 1997) of
333 W. Wacker Drive                                             Nuveen Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                               Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. O'SHAUGHNESSY      Vice President      2002           Vice President (since January 2002), formerly,     130
9/4/1960                                                        Assistant Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                             Advisory Corp.; prior thereto, Portfolio Manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
THOMAS C. SPALDING           Vice President      1987           Vice President of Nuveen Advisory Corp. and        130
7/31/1951                                                       Nuveen Institutional Advisory Corp.; Chartered
333 W. Wacker Drive                                             Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
GIFFORD R. ZIMMERMAN         Chief               1992           Managing Director (since January 2002, formerly    135
9/9/1956                     Administrative                     Vice President), Assistant Secretary and Associate
333 W. Wacker Drive          Officer                            General Counsel (formerly Assistant General Counsel)
Chicago, IL 60606                                               of Nuveen Investments; Managing Director (since
                                                                January 2002, formerly Vice President) and
                                                                Assistant Secretary of Nuveen Advisory Corp. and
                                                                Nuveen Institutional Advisory Corp.; Vice President
                                                                and Assistant Secretary of The John Nuveen
                                                                Company; Managing Director (since January 2002,
                                                                formerly Vice President) and Assistant Secretary
                                                                (since 1999) of Nuveen Senior Loan Asset
                                                                Management Inc.; Chartered Financial Analyst.



(a) Year First Elected or Appointed is the year presented or each Fund's respective inception date if later.

(b) Year First Elected or Appointed is the year presented or each Fund's respective inception date if later. Officers serve one year terms through July of each year.

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.

(2) Directors/Trustees are elected each year by shareholders and serve a one year term until his/her successor is elected.

Build Your Wealth
       AUTOMATICALLY



Sidebar Text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
   INFORMATION


BOARD OF DIRECTORS/TRUSTEES

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER

Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN

State Street Bank &Trust
Boston, MA

TRANSFER AGENT
AND SHAREHOLDER SERVICES

Nuveen Investments
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL

Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS

Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the twelve-month period ended September 30, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          FOR GENERATIONS

PHOTO OF: John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.




Logo: NUVEEN Investments


Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                    EAN-A-0902